UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund BlackRock Tactical Opportunities Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2024

Date of reporting period: 04/30/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
APRIL 30, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual Report
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels.
A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of April 30, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
20.98% 22.66%
U.S. small cap equities
(Russell 2000
®
Index)
19.66 13.32
International equities (MSCI
Europe, Australasia, Far
East Index)
18.63 9.28
Emerging market equities
(MSCI Emerging Markets
Index)
15.40 9.88
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.66 5.36
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
3.66 (6.40)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
4.97 (1.47)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.06 2.08
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.99 9.01
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of April 30, 2024
2024
BlackRock Annual Report to Shareholders

BlackRock Emerging Markets ex-China Fund
Investment Objective
BlackRock Emerging Markets ex-China Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation by investing in securities of issuers in countries having developing capital markets (other than China).
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s shares classes underperformed its benchmark, the MSCI Emerging Markets ex-China Index.
What factors influenced performance?
From a country perspective, selection in India and an overweight to Indonesia detracted the most from relative performance, during the reporting period. In sector terms, selection in consumer staples and energy were the primary detractors. At the individual stock level, an overweight to Indian bank HDFC Bank Ltd was the largest detractor from relative performance. The company posted poor results with another quarter of net interest margin deterioration, counter to the market's expectations amid tighter liquidity conditions. An overweight to Brazilian retail stock Arezzo Industria e Comercio SA also detracted as the company’s results showed weakening margins.
In terms of countries, selection in Taiwan and Korea contributed the most to relative performance during the period. In sector terms, an underweight to materials and selection in industrials were the primary contributors. At the individual stock level, an overweight to Brazilian real estate company Cyrela Brazil Realty SA contributed the most to performance on the back of operational momentum and lending support for home buyers. Kazakh fintech Kaspi KZ JSCm GDR was another leading contributor as the stock recorded a record high following the company’s strong fourth quarter earnings report and successful United States listing.
The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
During the reporting period, the Fund initiated a position in Brazilian mining company Vale SA on stock price weakness following the collapse of a tailings dam at one of its mines and added to the position as strong iron ore prices attracted additional supply. The Fund added to Taiwan Semiconductor Manufacturing Co Ltd on expectations of accelerating artificial intelligence-driven demand and a bottoming out of the semiconductor cycle. The Fund trimmed its holdings of multinational mining company Eldorado
Gold, taking profits after strong performance. The Fund exited its position in Lotes Co Ltd, a Taiwanese electronic component manufacturer, to take profits and rotate into higher conviction names within the space.
Describe portfolio positioning at period end.
At period end, the Fund’s largest sector overweights were to information technology and real estate, with financials and communication services the biggest underweights.
On a country basis, the Fund’s largest overweight exposures were to Brazil and Hungary, while the largest underweight allocations were to India and Saudi Arabia.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2024 (continued)

Fund Summary
BlackRock Emerging Markets ex-China Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on March 29, 2023.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of issuers located in countries with developing capital markets (other than China), and derivatives with similar economic characteristics.
(c)
An index that captures large and mid cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 662 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on March 29, 2023.
N/A— Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 17.18% N/A 19.41% N/A
Investor A ........................................................................... 16.99 10.85% 19.13 13.37%
Class K ............................................................................ 17.22 N/A 19.45 N/A
MSCI Emerging Markets ex-China Index ..................................................... 17.60 N/A 18.07 N/A

Fund Summary
as of April 30, 2024 (continued)
2024
BlackRock Annual Report to Shareholders

BlackRock Emerging Markets ex-China Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,169.60 $ 4.96 $ 1,000.00 $ 1,020.29 $ 4.62 0.92%
Investor A ................................ 1,000.00 1,168.80 6.09 1,000.00 1,019.24 5.67 1.13
Class K .................................. 1,000.00 1,170.00 4.48 1,000.00 1,020.74 4.17 0.83
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Taiwan ........................................... 20.3%
India ............................................ 14.5
South Korea ....................................... 13.9
Brazil ............................................ 11.7
Indonesia ......................................... 4.6
Mexico ........................................... 3.0
Thailand .......................................... 2.6
Poland ........................................... 2.6
Philippines ........................................ 2.6
United Arab Emirates ................................. 2.5
United States ...................................... 2.3
Saudi Arabia ....................................... 2.3
Hungary .......................................... 2.0
Greece .......................................... 1.6
Canada .......................................... 1.5
Kazakhstan ....................................... 1.4
Italy ............................................. 1.0
Other
(a)
........................................... 6.4
Short-Term Securities ................................. 3.6
Liabilities in Excess of Other Assets ....................... (0.4)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of April 30, 2024

Fund Summary
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investment Objective
BlackRock Sustainable Advantage Emerging Markets Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes underperformed its benchmark, the MSCI Emerging Markets Index.
What factors influenced performance?
While emerging market equities ended the reporting period in positive territory, they continued to significantly trail their developed market counterparts. The period was highlighted by heightened volatility driven by concerns around geopolitical tensions, central bank policy shifts and sector-specific trends. Performance during the first half of the period was challenged by weakened sentiment with respect to China alongside a broader risk-off trend on concerns around inflation and interest rates. Indian equities were a bright spot as global investors increasingly viewed that market as an alternative to China. Additionally, Poland continued its rebound since the onset of the Ukraine conflict. Asian equity market performance was supported late in the period given signs of stabilization from China and as optimism around artificial intelligence (“AI”) drove the semiconductor sector higher. In style terms, there was a notable rotation in performance leadership, with value dominating early while momentum came to the forefront late in the period.
The Fund performance relative to the benchmark was negatively impacted as macro measures detracted amid changing leadership and sentiment during the period. As investors flipped from “higher-for-longer” to “peak-interest rate” scenarios rewarding growth, performance for certain country insights was negatively impacted. Further, an environmental measure evaluating companies based on green patents drove an unsuccessful underweight to India. Finally, certain sentiment measures detracted along with insights designed to evaluate informed investor positioning and broker concentration.
Certain stock selection insights supported the Fund’s performance during the period including select sentiment insights. Trend based insights designed to evaluate sentiment from analysts and informed investors were top contributors as they helped correctly position the portfolio around the AI narrative, most notably through an overweight to
Taiwanese technology companies. Additionally, a text-based insight looking at analyst reports drove an overweight to Poland that benefited performance. Fundamental measures proved additive as these benefited from interest rate moves that broadly rewarded value styles early in the period. Traditional valuation insights tracking company sales, cash flow, dividends and other financial metrics highlighted contributions, driving successful positioning around Korean offshore names.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities with enhanced data sets that capture informed investor positioning in specific regions.
Additionally, the Fund added to its complex of consumer intent insights with a measure that looks towards web activity as a measure of potential revenue growth. The Fund also further developed its country-specific employee sentiment data sets in Asia. Finally, given geopolitical tensions, the Fund developed a new insight analyzing the impact as manufacturing activity is shifted across countries.
Describe portfolio positioning at period end.
Relative to the benchmark, the Fund ended the reporting period positioned essentially neutral from a sector and country perspective. The Fund had a slight overweight to the information technology and industrials sectors and a slight underweight to consumer discretionary and materials. The Fund had a slight overweight to Taiwan and a slight underweight to Mexico.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2024 (continued)
2024
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on August 18, 2020.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities.
(c)
An index that captures large- and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 7.06% N/A (0.23)% N/A
Investor A ........................................................................... 6.78 1.18% (0.48) (1.92)%
Class K ............................................................................ 7.11 N/A (0.18) N/A
MSCI Emerging Markets Index ............................................................ 9.88 N/A 0.88 N/A

Fund Summary
as of April 30, 2024 (continued)

Fund Summary
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,129.30 $ 4.55 $ 1,000.00 $ 1,020.59 $ 4.32 0.86%
Investor A ................................ 1,000.00 1,128.70 5.87 1,000.00 1,019.34 5.57 1.11
Class K .................................. 1,000.00 1,129.70 4.29 1,000.00 1,020.84 4.07 0.81
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
China ............................................ 26.2%
Taiwan ........................................... 19.3
India ............................................ 14.7
South Korea ....................................... 10.7
Brazil ............................................ 7.3
Thailand .......................................... 3.8
Malaysia ......................................... 3.3
Saudi Arabia ....................................... 3.1
Indonesia ......................................... 2.0
Greece .......................................... 1.8
Chile ............................................ 1.4
Poland ........................................... 1.4
Other
(a)
........................................... 3.0
Short-Term Securities ................................. 3.3
Liabilities in Excess of Other Assets ....................... (1.3)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of April 30, 2024
2024
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Global Equity Fund
Investment Objective
BlackRock Sustainable Advantage Global Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the abbreviated period starting June 21, 2023 and ended April 30, 2024, all of the Fund’s share classes outperformed its benchmark, the MSCI All Country World Index.
What factors influenced performance?
Select measures detracted from performance for the reporting period. Environmental, social and governance-related insights produced mixed results. While human capital related measures evaluating hiring diversity benefitted the portfolio, those related to environmental transition underperformed. Namely, insights evaluating “green” hiring and flows into sustainability-related products lagged.
Country positioning also detracted from performance in the first half of the period amid rapid changes in leadership and market sentiment. An overweight in China local shares hurt results amid continued sluggishness in the nation’s economy.
On the other hand, global equities generally produced strong returns behind resilient economic data and investor excitement about innovations in information technology and healthcare. Market performance was also driven by shifting views between a soft landing for the economy on one hand, and “higher for longer” interest rate policy on the other. Market breadth improved over the course of the period, with leadership expanding beyond U.S. mega-cap technology stocks. While the international markets trailed the United States by a considerable margin, market participation was much broader overseas. As a result, the value style kept pace with momentum stocks outside of the
United States.
Sentiment measures, which correctly captured prevailing market leadership, were the primary driver of the Fund’s positive relative performance. Insights that evaluate trends across conference call text and smart money positioning were top contributors by correctly positioning the portfolio in the artificial intelligence (“AI”) and GLP-1 weight-loss treatment themes. Macro thematic insights further helped performance by aligning with themes captured by sentiment measures. These included insights that evaluate inflation data, which led to a preference for technology stocks that benefited from AI enthusiasm.
Fundamental measures also contributed, with traditional valuation measures that analyze research expenditures, cash flow efficiency, and other financial statement metrics benefitting from the surge in bond yields that broadly rewarded value styles in the latter half of 2023.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights.
The Fund developed new insights to identify firms that are leading the market in development, deployment, and monetization of AI capabilities. These included measures designed to capture hiring trends for skills associated with AI, as well as executive comments highlighting AI capabilities over the past several years. Additionally, the Fund developed new insights to identify trends around GLP-1 weight loss drugs to better understand the impact on firms across sectors.
Describe portfolio positioning at period end.
The Fund maintained a largely sector-neutral positioning. It had slight overweights in the information technology and energy sectors and small underweights in financials and materials.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2024 (continued)

Fund Summary
BlackRock Sustainable Advantage Global Equity Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on June 21, 2023.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI All Country World Index and derivatives that are tied economically to securities of the MSCI All Country World Index.
(c)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on June 21, 2023.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles
Total Returns
(a)
Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Institutional .................................................................................................. 14.92% N/A
Investor A ................................................................................................... 14.71 8.69%
Class K .................................................................................................... 14.95 N/A
MSCI All Country World Index .................................................................................... 1 3 . 43 N/A

Fund Summary
as of April 30, 2024 (continued)
2024
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Global Equity Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,209.70 $ 3.90 $ 1,000.00 $ 1,021.33 $ 3.57 0.71%
Investor A ................................ 1,000.00 1,208.80 5.27 1,000.00 1,020.09 4.82 0.96
Class K .................................. 1,000.00 1,210.00 3.63 1,000.00 1,021.58 3.32 0.66
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
United States ...................................... 65.5%
Japan ........................................... 5.9
China ............................................ 3.8
Germany ......................................... 2.7
United Kingdom ..................................... 2.0
Switzerland ........................................ 2.0
Denmark ......................................... 1.8
Brazil ............................................ 1.7
France ........................................... 1.7
Italy ............................................. 1.4
Australia .......................................... 1.1
Canada .......................................... 1.0
Taiwan ........................................... 1.0
Other
(a)
........................................... 6.2
Short-Term Securities ................................. 2.0
Other Assets Less Liabilities ............................ 0.2
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to Schedule of Investments for such countries.

Fund Summary
as of April 30, 2024

Fund Summary
BlackRock Sustainable Advantage International Equity Fund
Investment Objective
BlackRock Sustainable Advantage International Equity Fund’s (the “Fund”) investment objective is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period that ended on April 30, 2024, all of the Fund’s share classes outperformed its benchmark, the MSCI EAFE Index.
What factors influenced performance?
International equities generally produced strong returns behind resilient economic data and investor excitement about innovations in information technology and healthcare.
Market performance was also driven by shifting views between a soft landing for the economy on one hand, and “higher for longer” interest rate policy on the other. Market breadth improved over the course of the period, with leadership expanding beyond U.S. mega-cap technology stocks. While the international markets trailed the United
States by a considerable margin, market participation was much broader overseas. As a result, the value style kept pace with momentum stocks outside of the United States.
Sentiment measures, which correctly captured prevailing market leadership, were the primary driver of the Fund’s positive relative performance. Insights that evaluate trends across conference call text and smart money positioning were top contributors by correctly positioning the portfolio in the artificial intelligence (“AI”) and GLP-1 weight-loss treatment themes. Macro thematic insights further helped performance by aligning with themes captured by sentiment measures. These included insights that evaluate inflation data, which led to a preference for technology stocks that benefited from AI enthusiasm.
Fundamental measures also contributed, with traditional valuation measures that analyze research expenditures, cash flow efficiency, and other financial statement metrics benefitting from the surge in bond yields that broadly rewarded value styles in the latter half of 2023. These, in combination with insights that evaluate earnings yield and the sustainability of company growth, helped motivate overweights to domestically oriented Japanese stocks that were expected to be the largest beneficiaries of policy normalization by the Bank of Japan.
Despite the Fund’s strong overall performance, select measures detracted. Environmental, social, and governance-related insights produced mixed results. While human capital related measures evaluating hiring diversity benefitted the portfolio, those related to environmental transition underperformed. Namely, insights evaluating “green”
hiring and flows into sustainability-related products lagged.
Describe recent portfolio activity.
The Fund maintained a balanced allocation of risk across all major performance drivers, while adding several new signals to the existing set of stock selection insights.
The Fund developed new insights to identify firms that are leading the market in development, deployment, and monetization of AI capabilities. These included measures designed to capture hiring trends for skills associated with AI, as well as executive comments highlighting AI capabilities over the past several years. Additionally, the Fund developed new insights to identify trends around GLP-1 weight loss drugs to better understand the impact on firms across sectors.
Describe portfolio positioning at period end.
The Fund maintained a largely sector-neutral positioning. It had slight overweights in the communication services and industrials sectors and small underweights in materials and consumer staples.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2024 (continued)
2024
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
GROWTH OF $10,000 INVESTMENT
The Fund commenced operations on August 18, 2020.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index and derivatives that are tied economically to securities of the MSCI EAFE Index.
(c)
An equity index which captures large- and mid-cap representation across certain developed markets countries around the world, excluding the United States and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on August 18, 2020.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................................................................... 10.40% N/A 8.64% N/A
Investor A ........................................................................... 10.14 4.36% 8.38 6.81%
Class K ............................................................................ 10.46 N/A 8.70 N/A
MSCI EAFE Index ..................................................................... 9.28 N/A 7.65 N/A
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,176.70 $ 2.71 $ 1,000.00 $ 1,022.38 $ 2.51 0.50%
Investor A ................................ 1,000.00 1,174.80 4.06 1,000.00 1,021.13 3.77 0.75
Class K .................................. 1,000.00 1,177.10 2.44 1,000.00 1,022.63 2.26 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

Fund Summary
as of April 30, 2024 (continued)

Fund Summary
BlackRock Sustainable Advantage International Equity Fund
Portfolio Information
GEOGRAPHIC ALLOCATION
Country/Geographic Region
Percent of
Net Assets
Japan ........................................... 23.2%
United Kingdom ..................................... 11.0
Germany ......................................... 9.2
United States ...................................... 8.9
France ........................................... 8.8
Switzerland ........................................ 5.8
Netherlands ....................................... 5.5
Australia .......................................... 5.3
Denmark ......................................... 4.7
Sweden .......................................... 3.4
Spain ............................................ 3.4
Italy ............................................. 2.0
Hong Kong ........................................ 1.4
Norway .......................................... 1.0
Other
(a)
........................................... 4.5
Short-Term Securities ................................. 2.2
Liabilities in Excess of Other Assets ....................... (0.3)
(a)
Includes holdings within countries that are 1% or less of net assets. Please refer to
Schedule of Investments for such countries.

Fund Summary
as of April 30, 2024
2024
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investment Objective
BlackRock Tactical Opportunities Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended April 30, 2024, all of the Fund’s share classes outperformed its reference benchmark (75% Bloomberg U.S. 1-3 Year Treasury Bond
Index/25% MSCI All Country World Index) and its cash benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
A directional overweight to equities contributed to the Fund’s relative performance given positive returns across most global markets. Relative value equity positioning also helped results. In particular, long positions in the United Kingdom and Japan versus short positions in Germany, France, and Sweden contributed during the third quarter of
2023 as European equities struggled on weak growth and persistent inflation. Positioning in the Asia-Pacific region (long positions in Taiwan versus short positions in Korea and Thailand) was also additive due to easing tensions with China and artificial intelligence related tailwinds for Taiwan semiconductor companies. In the first quarter of 2024, long positions in Japanese and Italian equities against short positions in Australia and South Korea contributed. Directional short duration positions in the United States,
Germany, and Japan held in the discretionary macro strategy also contributed to performance. (Duration is a measure of interest rate sensitivity.) Within relative value fixed income positioning, a long position in U.K. gilts versus other developed market bonds benefited the Fund as moderating U.K. inflation data led gilts to outperform in the third quarter of 2023 and early 2024.
Currency positioning in the Fund’s discretionary macro strategy detracted. A short position in the U.S. dollar against a basket of other developed market currencies weighed on results given that the U.S. dollar strengthened. Short positions in European bonds versus long positions in other developed markets also hurt performance over most of the period, as weaker-than-expected growth and inflation in Europe caused bonds in the region to outperform their global peers.
The investment adviser used derivatives as an efficient means to take active views on interest rates, equity indices, and currencies. Derivatives used included equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts. These positions will make up a significant portion of NAV given the Fund’s investment approach of establishing positions in fixed-income markets, equity indices, and currencies across the global markets. The use of derivatives instead of physical instruments had a minimal, negative impact on performance.
The Fund held an allocation to cash as collateral for derivative positions and as a means of earning yield. The cash position was a positive contributor to Fund performance given the increase in yields over the period.
Describe recent portfolio activity.
Within equities, the Fund increased directional long exposure to the United States and Europe given indications of improving global growth and a reacceleration of the manufacturing cycle late in 2023. In equity relative value positioning, the Fund increased its exposure to Japan relative to other Asia-Pacific equities given indications of improving growth and rising investment flows into the country. The Fund also increased its allocation to emerging market equities through additions in Taiwan, Brazil, and
Poland.
In fixed income, the Fund maintained a directional short duration exposure throughout the reporting period through short positions in U.S., German, and Japanese government bonds. Later in the period, the Fund shifted its short exposure from near-dated bonds to longer-dated bonds based on the investment adviser’s view that there was more mispricing in the latter area. In terms of relative value bond positioning, the Fund had a preference for emerging market debt versus Switzerland and Germany early in the period. The Fund subsequently moved long in Europe, and it added short positions in U.S. Treasuries and select emerging markets (Thailand, China, and Korea).
Describe portfolio positioning at period end.
As of April 30, 2024, the Fund was positioned long equities and short duration. In equities, the Fund held directional long positions in the United States and Europe. Key relative value positions included long positions in Italy, Japan, and Taiwan versus short positions in South Korea, Australia, Spain, and Sweden. In bonds, the Fund was long in U.K. gilts versus a short in U.S. Treasuries. The Fund also maintained a directional short in Japanese government bonds. In currencies, the Fund was short the U.S. dollar versus a basket of developed market currencies that included the Australian dollar, Canadian dollar, and euro.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of April 30, 2024 (continued)

Fund Summary
BlackRock Tactical Opportunities Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund’s total returns prior to January 29, 2016 were the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio.
(c)
An unmanaged index that measures returns of 3-month Treasury Bills. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month
U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
(d)
An index that captures large- and mid-cap representation across certain developed and emerging markets.
(e)
A sub-index of the Bloomberg U.S. Treasury Index, which measures U.S. dollar denominated, fixed-rate, nominal debt issued by the U.S. Treasury and includes a maturity constraint of at least one year and up to, but not including, three years until final maturity.
(f)
A customized weighted index comprised of 75% Bloomberg U.S. 1-3 Year Treasury Bond Index and 25% MSCI All Country World Index.
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund uses a macro asset allocation strategy, investing varying percentages of its portfolio in global stocks, bonds, money market instruments, foreign currencies and cash. The Fund’s total returns prior to January 29, 2016 were the returns of the Fund when it followed a different investment strategy by investing a significant portion of its assets in other investment companies and directly in securities under the name BlackRock Managed Volatility Portfolio.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 10.19% N/A 4.75% N/A 3.93% N/A
Service .................................................... 9.80 N/A 4.46 N/A 3.64 N/A
Investor A ................................................... 9.84 4.07% 4.45 3.33% 3.62 3.06%
Investor C ................................................... 9.00 8.02 3.68 3.68 3.03 3.03
Class K .................................................... 10.33 N/A 4.89 N/A 3.95 N/A
Bloomberg U.S. 1-3 Year Treasury Bond Index ........................ 2.28 N/A 1.02 N/A 1.00 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ........................... 5.36 N/A 2.07 N/A 1.42 N/A
75% Bloomberg U.S. 1-3 Year Treasury Bond Index/25% MSCI
All Country World Index ........................................ 6.08 N/A 3.36 N/A 2.97 N/A
MSCI All Country World Index .................................... 17.46 N/A 9.44 N/A 8.19 N/A

Fund Summary
as of April 30, 2024 (continued)
2024
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/23)
Ending
Account Value
(04/30/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,052.50 $ 4.13 $ 1,000.00 $ 1,020.84 $ 4.07 0.81%
Service .................................. 1,000.00 1,050.60 5.56 1,000.00 1,019.44 5.47 1.09
Investor A ................................ 1,000.00 1,050.40 5.51 1,000.00 1,019.49 5.42 1.08
Investor C ................................ 1,000.00 1,046.90 9.11 1,000.00 1,015.96 8.97 1.79
Class K .................................. 1,000.00 1,052.80 3.47 1,000.00 1,021.48 3.42 0.68
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
TEN LARGEST HOLDINGS
— %
Security
(a)
Percent of
Net Assets
—
Microsoft Corp. ................................... 3.6%
Apple, Inc. ...................................... 2.8
NVIDIA Corp. .................................... 2.4
Amazon.com, Inc. ................................. 2.2
Alphabet, Inc., Class A .............................. 1.3
Meta Platforms, Inc., Class A .......................... 1.2
Eli Lilly & Co. .................................... 1.2
Alphabet, Inc., Class C .............................. 1.1
Mastercard, Inc., Class A ............................. 1.0
Merck & Co., Inc. .................................. 0.8
—
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Common Stocks ................................... 68.4%
U.S. Treasury Obligations ............................. 9.6
Money Market Funds ................................ 6.4
Preferred Securities ................................. 0.2
Warrants ........................................ 0.0
(b)
Rights .......................................... 0.0
(b)
Asset-Backed Securities .............................. —
Other Interests .................................... —
Other Assets Less Liabilities ........................... 15.4
(a)
Excludes short-term investments.
(b)
Represents less than 0.1% of the Fund's net assets.

About Fund Performance

About Fund Performance / Disclosure Of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Tactical Opportunities Fund's Class K Shares, performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A
Shares, excluding any front-end sales charges, which are not applicable to Class K Shares. The performance of the BlackRock Tactical Opportunities Fund's Class K Shares
would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A
Shares because Class K Shares have lower expenses than the Investor A Shares.
Service Shares (available only in BlackRock Tactical Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of  0.25% per year
(but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  (available only in BlackRock Tactical Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
2024
BlackRock Annual Report to Shareholders

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
April 30, 2024
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Austria — 0.7%
Erste Group Bank AG ........... 7,904 $ 368,604
Brazil — 10.4%
Ambev SA .................. 150,426 353,136
Arezzo Industria e Comercio SA .... 41,410 415,009
B3 SA - Brasil Bolsa Balcao ....... 296,625 614,089
Banco BTG Pactual SA
(a)
........ 19,687 126,783
CCR SA .................... 70,372 166,694
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 30,332 118,989
Ez Tec Empreendimentos e
Participacoes S/A ........... 150,576 401,625
Grupo De Moda Soma SA ........ 214,438 250,259
Hapvida Participacoes e Investimentos
SA
(a) (b) (c)
.................. 621,998 442,008
IRB-Brasil Resseguros SA
(a)
...... 30,928 253,673
Lojas Renner SA .............. 164,385 484,677
Rumo SA
(a)
.................. 55,336 215,159
Sendas Distribuidora SA
(a)
........ 121,182 306,654
Vale SA , ADR ................ 70,105 853,178
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA ... 200,806 275,728
XP, Inc. , Class A .............. 21,725 444,711
5,722,372
Canada — 1.5%
Barrick Gold Corp. ............. 17,142 285,243
Franco-Nevada Corp. ........... 1,994 240,078
MAG Silver Corp.
(a)
............ 23,583 289,599
814,920
Chile — 0.4%
Sociedad Quimica y Minera de Chile
SA , ADR ................. 5,056 231,009
Czech Republic — 0.5%
Komercni Banka A/S
(a)
.......... 6,661 245,423
Egypt — 0.1%
Commercial International Bank Egypt
SAE .................... 47,618 71,551
Greece — 1.6%
National Bank of Greece SA
(a)
..... 25,030 201,943
OPAP SA , Class R ............. 20,609 343,325
Piraeus Financial Holdings SA
(a)
.... 83,397 334,084
879,352
Hungary — 2.0%
MOL Hungarian Oil & Gas plc ..... 48,119 394,894
OTP Bank Nyrt. ............... 6,519 323,119
Richter Gedeon Nyrt. ........... 14,574 371,127
1,089,140
India — 14.5%
Aditya Birla Capital Ltd.
(a)
........ 131,415 363,983
Axis Bank Ltd. , GDR
(c)
.......... 2,081 145,670
Bharat Electronics Ltd. .......... 61,633 172,349
Cipla Ltd. ................... 10,772 180,326
Dr. Reddy's Laboratories Ltd. , ADR .. 4,481 329,219
Fortis Healthcare Ltd. ........... 29,896 157,317
GAIL India Ltd. ............... 151,416 378,255
Godrej Consumer Products Ltd. .... 11,460 167,253
HDFC Bank Ltd. , ADR .......... 13,736 791,194
ICICI Bank Ltd. , ADR ........... 18,517 509,773
Infosys Ltd. , ADR .............. 44,803 748,658
ITC Ltd. .................... 28,737 149,842
Security
Shares
Shares Value
India (continued)
Larsen & Toubro Ltd. , GDR
(c)
...... 3,325 $ 143,979
Macrotech Developers Ltd.
(b) (c)
..... 33,366 494,233
Mahindra & Mahindra Ltd. , GDR
(c)
... 10,056 262,462
Mankind Pharma Ltd.
(a)
.......... 5,460 154,353
Marico Ltd. .................. 24,527 152,209
NHPC Ltd. .................. 149,508 172,108
NTPC Ltd. .................. 37,343 162,290
Olectra Greentech Ltd. .......... 6,966 143,802
Power Grid Corp. of India Ltd. ..... 44,917 162,006
Reliance Industries Ltd. , GDR
(b)
.... 23,229 1,642,290
UltraTech Cement Ltd. .......... 3,148 375,444
7,959,015
Indonesia — 4.6%
Astra International Tbk. PT ....... 1,061,300 334,899
Bank Central Asia Tbk. PT ........ 786,000 472,610
Bank Mandiri Persero Tbk. PT ..... 871,500 368,363
Bank Negara Indonesia Persero Tbk.
PT ..................... 1,701,900 547,564
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 1,906,400 577,074
Telkom Indonesia Persero Tbk. PT .. 1,132,700 219,584
2,520,094
Italy — 1.0%
Wizz Air Holdings plc
(a) (b) (c)
........ 18,967 524,728
Kazakhstan — 1.4%
Kaspi.KZ JSC , ADR
(c)
........... 6,705 789,581
Malaysia — 0.9%
Hartalega Holdings Bhd.
(a)
........ 293,800 172,067
Malayan Banking Bhd. .......... 153,400 312,578
484,645
Mexico — 3.0%
Becle SAB de CV ............. 80,488 163,553
Fibra Uno Administracion SA de CV . 52,900 75,718
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 26,319 290,771
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 1,702 309,475
Kimberly-Clark de Mexico SAB de CV ,
Class A .................. 105,111 219,417
Wal-Mart de Mexico SAB de CV .... 163,476 609,310
1,668,244
Philippines — 2.6%
Ayala Land, Inc. ............... 546,800 271,060
BDO Unibank, Inc. ............. 114,330 293,303
Bloomberry Resorts Corp.
(a)
....... 1,034,900 186,312
International Container Terminal
Services, Inc. .............. 50,280 288,093
Jollibee Foods Corp. ........... 32,700 132,960
Metropolitan Bank & Trust Co. ..... 200,960 243,161
1,414,889
Poland — 2.6%
Allegro.eu SA
(a) (b) (c)
............. 31,653 263,863
Bank Polska Kasa Opieki SA ...... 9,884 409,200
LPP SA .................... 77 296,696
Powszechny Zaklad Ubezpieczen SA 36,686 461,726
1,431,485
Portugal — 0.5%
Jeronimo Martins SGPS SA ....... 13,717 282,183

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Qatar — 0.7%
Qatar National Bank QPSC ....... 95,211 $ 361,899
Saudi Arabia — 2.3%
Abdullah Al Othaim Markets Co. .... 41,229 136,697
Al Rajhi Bank ................ 6,538 139,058
Almarai Co. JSC .............. 9,657 146,248
Etihad Etisalat Co. ............. 10,543 146,173
Saudi Basic Industries Corp. ...... 15,703 353,794
Saudi National Bank (The) ........ 14,202 142,169
Yanbu National Petrochemical Co. .. 19,610 202,660
1,266,799
Singapore — 0.4%
Jardine Cycle & Carriage Ltd. ..... 9,800 189,123
South Africa — 0.3%
Foschini Group Ltd. (The) ........ 27,376 144,842
Gold Fields Ltd. , ADR ........... 1,402 22,670
167,512
South Korea — 12.9%
Hansol Chemical Co. Ltd. ........ 2,708 375,612
Hugel, Inc.
(a)
................. 1,358 207,621
Hyundai Rotem Co. Ltd. ......... 23,767 637,214
JYP Entertainment Corp. ......... 2,792 133,538
KT Corp. ................... 9,730 243,269
KT&G Corp. ................. 5,840 376,305
Samsung Electronics Co. Ltd. ..... 58,601 3,257,433
Samsung Electronics Co. Ltd. , GDR
(b) (c)
202 281,882
Samsung SDI Co. Ltd. .......... 1,102 341,035
SK Hynix, Inc. ................ 8,213 1,013,531
S-Oil Corp. .................. 4,217 220,168
7,087,608
Taiwan — 20.3%
Accton Technology Corp. ........ 44,000 616,414
Chroma ATE, Inc. .............. 47,000 381,721
Delta Electronics, Inc. ........... 70,000 685,531
eMemory Technology, Inc. ........ 9,000 604,913
Giant Manufacturing Co. Ltd. ...... 22,000 147,182
Hiwin Technologies Corp. ........ 26,000 183,858
Lite-On Technology Corp. ........ 39,000 118,044
Phison Electronics Corp. ......... 18,000 384,232
President Chain Store Corp. ...... 52,000 437,301
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 274,000 6,560,592
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 2,638 362,303
Wistron Corp. ................ 80,000 273,925
Yageo Corp. ................. 18,000 343,341
11,099,357
Thailand — 2.6%
Advanced Info Service PCL , NVDR .. 47,600 252,901
Airports of Thailand PCL , NVDR .... 83,100 145,900
CP ALL PCL , NVDR ............ 129,600 200,299
Land & Houses PCL , NVDR ...... 796,600 159,889
Siam Cement PCL (The) , NVDR .... 21,100 141,356
Thai Beverage PCL ............ 463,100 167,695
True Corp. PCL , NVDR
(a)
......... 1,790,900 369,305
1,437,345
Turkey — 0.5%
Eldorado Gold Corp.
(a)
.......... 18,297 260,915
Security
Shares
Shares Value
United Arab Emirates — 2.5%
Aldar Properties PJSC .......... 94,082 $ 139,859
Americana Restaurants International
plc
(a)
.................... 411,587 374,926
Borouge plc ................. 571,749 381,384
Emaar Properties PJSC
(a)
........ 200,091 447,262
1,343,431
United Kingdom — 0.9%
Anglogold Ashanti plc ........... 5,813 133,641
Anglogold Ashanti plc ........... 15,024 345,531
479,172
United States — 2.3%
Cognizant Technology Solutions Corp. ,
Class A .................. 11,583 760,771
EPAM Systems, Inc.
(a)
........... 1,287 302,780
Globant SA
(a)
................. 1,146 204,664
1,268,215
Zambia — 0.5%
First Quantum Minerals Ltd. ....... 23,519 298,632
Total Common Stocks — 94.5%
(Cost: $ 52,743,052 ) .............................. 51,757,243
Preferred Securities
Preferred Stocks — 2.3%
Brazil — 1.3%
Alpargatas SA (Preference)
(a)
...... 157,760 287,715
Banco Bradesco SA ............ 164,130 443,151
730,866
South Korea — 1.0%
Samsung Electronics Co. Ltd.
(Preference) ............... 12,007 560,620
Total Preferred Stocks — 2.3%
(Cost: $ 1,342,356 ) .............................. 1,291,486
Total Long-Term Investments — 96 .8%
(Cost: $ 54,085,408 ) .............................. 53,048,729
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.18%
(d) (e)
.... 1,946,371 1,946,371
Total Short-Term Securities — 3 .6%
(Cost: $ 1,946,371 ) .............................. 1,946,371
Total Investments — 100.4%
(Cost: $ 56,031,779 ) .............................. 54,995,100
Liabilities in Excess of Other Assets — (0.4) % ............ (202,716)
Net Assets — 100.0% .............................. $ 54,792,384

Schedule of Investments
(continued)
April 30, 2024
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 340,604 $ 1,605,767
(a)
$ — $ — $ — $ 1,946,371 1,946,371 $ 50,828 $ —
— —
(a)
Represents net amount purchased (sold).

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Emerging Markets ex-China Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 9 05/30/24 $ 410 $ 6,100
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 1,046,124 $ 99,416
(c)
$ 1,150,960 1 .9%
(b)
Range: 40-45 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
(b) Goldman Sachs USA
(c)
Amount includes $(5,420) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
India
Axis Bank Ltd. , GDR ....... 16,216 $ 1,135,120 98 .6%
Portugal
Jeronimo Martins SGPS SA .. 770 15,840 1 .4
Total Reference Entity — Long ............ 1,150,960
Net Value of Reference Entity — Goldman Sachs
Bank USA ...........................
$ 1,150,960
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 99,416 $ —

Schedule of Investments
(continued)
April 30, 2024
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 6,100 $ — $ — $ — $ 6,100
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 99,416 — — — 99,416
$ — $ — $ 105,516 $ — $ — $ — $ 105,516
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 24,383 $ — $ — $ — $ 24,383
Swaps .............................. — — (7,240) — — — (7,240)
$ — $ — $ 17,143 $ — $ — $ — $ 17,143
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 2,631 $ — $ — $ — $ 2,631
Swaps .............................. — — 100,014 — — — 100,014
$ — $ — $ 102,645 $ — $ — $ — $ 102,645
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 254,381
Total return swaps
Average notional value ............................................................................................... $ 267,231
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 388
Swaps — OTC
(a)
..................................................................................... 99,416 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 99,416 $ 388
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (388)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 99,416 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Emerging Markets ex-China Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
Goldman Sachs Bank USA .......................... $ 99,416 $ — $ — $ — $ 99,416
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria .............................................. $ — $ 368,604 $ — $ 368,604
Brazil ............................................... 5,722,372 — — 5,722,372
Canada ............................................. 814,920 — — 814,920
Chile ............................................... 231,009 — — 231,009
Czech Republic ........................................ — 245,423 — 245,423
Egypt ............................................... 71,551 — — 71,551
Greece .............................................. 545,268 334,084 — 879,352
Hungary ............................................. 766,021 323,119 — 1,089,140
India ............................................... 4,429,266 3,529,749 — 7,959,015
Indonesia ............................................ — 2,520,094 — 2,520,094
Italy ................................................ — 524,728 — 524,728
Kazakhstan ........................................... 789,581 — — 789,581
Malaysia ............................................. — 484,645 — 484,645
Mexico .............................................. 1,668,244 — — 1,668,244
Philippines ........................................... 767,708 647,181 — 1,414,889
Poland .............................................. — 1,431,485 — 1,431,485
Portugal ............................................. — 282,183 — 282,183
Qatar ............................................... — 361,899 — 361,899
Saudi Arabia .......................................... 292,421 974,378 — 1,266,799
Singapore ............................................ — 189,123 — 189,123
South Africa ........................................... 167,512 — — 167,512
South Korea .......................................... — 7,087,608 — 7,087,608
Taiwan .............................................. 362,303 10,737,054 — 11,099,357
Thailand ............................................. — 1,437,345 — 1,437,345
Turkey .............................................. 260,915 — — 260,915
United Arab Emirates .................................... 968,505 374,926 — 1,343,431
United Kingdom ........................................ 133,641 345,531 — 479,172
United States .......................................... 1,268,215 — — 1,268,215
Zambia .............................................. 298,632 — — 298,632
Preferred Securities
Brazil ............................................... 730,866 — — 730,866
South Korea .......................................... — 560,620 — 560,620
Short-Term Securities
Money Market Funds ...................................... 1,946,371 — — 1,946,371
$ 22,235,321 $ 32,759,779 $ — $ 54,995,100
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 105,516 $ — $ 105,516
$ — $ 105,516 $ — $ 105,516

Schedule of Investments
(continued)
April 30, 2024
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

See notes to financial statements.
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
April 30, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 5.2%
Ambev SA .................. 38,819 $ 91,130
Auren Energia SA ............. 20,031 44,671
CCR SA .................... 15,678 37,137
CPFL Energia SA .............. 11,491 70,970
EcoRodovias Infraestrutura e Logistica
SA ..................... 42,054 59,284
Energisa SA ................. 6,990 60,859
Movida Participacoes SA
(a)
....... 30,581 41,579
Santos Brasil Participacoes SA .... 29,096 75,926
Ultrapar Participacoes SA ........ 15,093 75,485
557,041
Chile — 1.4%
Empresas Copec SA ........... 10,985 78,390
Enel Americas SA ............. 813,966 76,305
154,695
China — 26.2%
3SBio, Inc.
(b) (c)
................ 106,500 85,132
Alibaba Group Holding Ltd. ....... 15,092 141,307
Baidu, Inc. , Class A
(a)
........... 3,478 45,060
Baoshan Iron & Steel Co. Ltd. , Class A 24,600 23,518
BOE Technology Group Co. Ltd. , Class
A ...................... 142,400 85,329
Bosideng International Holdings Ltd. . 76,000 43,994
BYD Co. Ltd. , Class A ........... 166 4,975
BYD Co. Ltd. , Class H .......... 1,500 41,119
China Construction Bank Corp. , Class
H ...................... 266,000 172,100
China Life Insurance Co. Ltd. , Class H 15,000 19,754
China Merchants Bank Co. Ltd. , Class
H ...................... 6,500 28,151
China Vanke Co. Ltd. , Class H ..... 22,900 13,431
CMOC Group Ltd. , Class H ....... 90,000 84,439
COSCO SHIPPING Holdings Co. Ltd. ,
Class A .................. 52,200 84,701
ENN Energy Holdings Ltd. ........ 1,200 10,224
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 1,888
Ganfeng Lithium Group Co. Ltd. , Class
H
(b) (c)
.................... 560 1,642
Geely Automobile Holdings Ltd. .... 9,000 10,832
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 378
Huatai Securities Co. Ltd. , Class A .. 13,400 25,298
Industrial & Commercial Bank of China
Ltd. , Class H ............... 249,000 133,521
JD.com, Inc. , Class A ........... 8,106 116,794
Jiangsu Yanghe Distillery Co. Ltd. ,
Class A .................. 2,900 37,896
Kweichow Moutai Co. Ltd. , Class A .. 400 93,624
Lenovo Group Ltd. ............. 80,000 89,981
Li Auto, Inc. , Class A
(a)
.......... 3,500 45,856
Li Auto, Inc. , ADR
(a) (d)
........... 1,642 43,152
LONGi Green Energy Technology Co.
Ltd. , Class A ............... 760 1,900
Meituan , Class B
(a) (b) (c)
........... 13,310 181,742
Midea Group Co. Ltd. , Class A ..... 3,900 37,444
NetEase, Inc. ................ 6,870 128,776
NIO, Inc. , ADR
(a)
.............. 1,960 9,251
PDD Holdings, Inc. , ADR
(a)
....... 263 32,922
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 28,000 126,898
Shanghai Pharmaceuticals Holding Co.
Ltd. , Class H ............... 52,400 74,464
Security
Shares
Shares Value
China (continued)
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. , Class A .... 1,000 $ 41,917
Tencent Holdings Ltd. ........... 11,300 495,880
Weichai Power Co. Ltd. , Class A .... 32,800 78,555
Weichai Power Co. Ltd. , Class H ... 3,000 6,130
Wuliangye Yibin Co. Ltd. , Class A ... 4,000 82,581
Xinyi Solar Holdings Ltd. ......... 8,000 5,504
2,788,060
Greece — 1.8%
Eurobank Ergasias Services & Holdings
SA
(a)
.................... 41,078 88,115
Motor Oil Hellas Corinth Refineries SA 905 26,232
OPAP SA , Class R ............. 4,528 75,432
189,779
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 382 3,135
India — 14.7%
Asian Paints Ltd. .............. 2,846 97,897
Birlasoft Ltd. ................. 9,083 70,474
Blue Star Ltd. ................ 4,175 74,677
Canara Bank ................. 9,908 73,648
Castrol India Ltd. .............. 7,962 20,054
HCL Technologies Ltd. .......... 5,578 91,005
ICICI Bank Ltd. ............... 4,368 60,187
Indian Oil Corp. Ltd. ............ 31,435 63,479
Infosys Ltd. .................. 3,917 66,137
Jindal Saw Ltd. ............... 1,884 12,466
Piramal Enterprises Ltd. ......... 5,484 60,579
Power Grid Corp. of India Ltd. ..... 30,183 108,863
Praj Industries Ltd. ............. 12,488 81,925
Redington Ltd. ................ 15,090 39,454
Reliance Industries Ltd. ......... 4,451 156,249
Siemens Ltd. ................. 812 56,733
State Bank of India ............. 10,877 107,443
Strides Pharma Science Ltd. ...... 1,830 19,653
Supreme Industries Ltd. ......... 474 28,708
Tata Consumer Products Ltd. ...... 6,259 82,883
Trent Ltd. ................... 1,789 94,432
Zomato Ltd.
(a)
................ 43,266 99,855
1,566,801
Indonesia — 2.0%
Bank Central Asia Tbk. PT ........ 204,800 123,143
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 294,000 88,995
212,138
Kuwait — 0.3%
Kuwait Finance House KSCP ...... 13,956 32,556
Malaysia — 3.3%
CIMB Group Holdings Bhd. ....... 65,200 90,108
Malayan Banking Bhd. .......... 44,900 91,491
Public Bank Bhd. .............. 104,100 89,787
Sime Darby Bhd. .............. 133,500 78,157
349,543
Mexico — 0.2%
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 263 9,056
Wal-Mart de Mexico SAB de CV .... 3,164 11,793
20,849

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Poland — 1.4%
Budimex SA ................. 462 $ 78,153
Santander Bank Polska SA ....... 504 69,065
147,218
Qatar — 0.5%
Commercial Bank PSQC (The) ..... 2,766 3,150
Industries Qatar QSC ........... 2,125 7,118
Masraf Al Rayan QSC ........... 5,545 3,819
Qatar Islamic Bank SAQ ......... 1,752 8,784
Qatar National Bank QPSC ....... 6,851 26,041
48,912
Russia — 0.0%
(a)(e)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 3.1%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 347 28,693
Saudi Arabian Oil Co.
(b) (c)
......... 9,310 74,598
Saudi Basic Industries Corp. ...... 5,137 115,738
Saudi Telecom Co. ............. 10,366 104,016
Seera Group Holding
(a)
.......... 1,733 12,614
335,659
South Africa — 0.4%
Anglo American plc ............ 1,238 40,338
South Korea — 10.7%
Amorepacific Group ............ 3,455 83,407
CJ Corp. ................... 706 64,742
HL Mando Co. Ltd. ............. 836 23,577
KB Financial Group, Inc. ......... 1,907 103,430
LG Chem Ltd. ................ 352 101,147
LG H&H Co. Ltd. .............. 41 12,354
NAVER Corp. ................ 572 75,446
POSCO Holdings, Inc. .......... 114 32,910
Samsung C&T Corp. ........... 374 40,330
Samsung Electronics Co. Ltd. ..... 8,014 445,471
Samsung SDI Co. Ltd. .......... 51 15,783
SK Hynix, Inc. ................ 483 59,605
SK, Inc. .................... 677 80,673
1,138,875
Taiwan — 19.3%
Acer, Inc. ................... 40,000 55,038
ASE Technology Holding Co. Ltd. ... 20,000 89,972
Cathay Financial Holding Co. Ltd. ... 67,978 105,118
Compal Electronics, Inc. ......... 65,000 70,899
CTBC Financial Holding Co. Ltd. ... 104,000 108,547
Delta Electronics, Inc. ........... 5,000 48,967
E.Sun Financial Holding Co. Ltd. ... 116,926 98,253
Elan Microelectronics Corp. ....... 5,000 25,166
First Financial Holding Co. Ltd. ..... 48,771 40,886
Fubon Financial Holding Co. Ltd. ... 13,000 27,502
Hon Hai Precision Industry Co. Ltd. .. 17,000 80,926
MediaTek, Inc. ................ 4,000 120,605
Phison Electronics Corp. ......... 1,000 21,346
Primax Electronics Ltd. .......... 16,000 47,428
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 36,000 861,975
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 558 76,636
United Microelectronics Corp. ..... 65,000 99,868
Security
Shares
Shares Value
Taiwan (continued)
WPG Holdings Ltd. ............ 27,000 $ 72,922
2,052,054
Thailand — 3.8%
Bangchak Corp. PCL , NVDR ...... 65,100 73,327
Bangkok Dusit Medical Services PCL ,
NVDR ................... 95,900 74,887
Home Product Center PCL , NVDR .. 284,700 79,470
PTT Exploration & Production PCL ,
NVDR ................... 19,900 83,248
PTT PCL , NVDR .............. 98,000 88,815
399,747
Turkey — 0.7%
Migros Ticaret A/S ............. 5,004 68,293
Yapi ve Kredi Bankasi A/S ........ 8,699 8,711
77,004
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC . 10,398 23,611
United States — 0.7%
Genpact Ltd. ................. 2,346 72,116
Total Common Stocks — 95.9%
(Cost: $ 9,862,844 ) .............................. 10,210,132
Preferred Securities
Preferred Stocks — 2.1%
Brazil — 2.1%
Banco Bradesco SA (Preference) ... 26,687 72,106
Cia Energetica de Minas Gerais
(Preference) ............... 44,229 82,706
Companhia Paranaense de Energia
(Preference) ............... 1,388 2,425
Itau Unibanco Holding SA (Preference) 7,083 42,831
Petroleo Brasileiro SA (Preference) .. 3,222 26,011
226,079
Total Preferred Stocks — 2.1%
(Cost: $ 227,784 ) ................................ 226,079
Total Long-Term Investments — 98 .0%
(Cost: $ 10,090,628 ) .............................. 10,436,211
Short-Term Securities
Money Market Funds — 3.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 5.49%
(h)
....... 24,743 24,750
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.18% ...... 326,161 326,161
Total Short-Term Securities — 3 .3%
(Cost: $ 350,911 ) ................................ 350,911
Total Investments — 101.3%
(Cost: $ 10,441,539 ) .............................. 10,787,122
Liabilities in Excess of Other Assets — (1.3) % ............ (142,949)
Net Assets — 100.0% .............................. $ 10,644,173

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 24,750
(a)
$ — $ — $ — $ 24,750 24,743 $ 192
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 329,574 — (3,413)
(a)
— — 326,161 326,161 14,120 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,625 — (3,624)
(a)
1 (2) — — — —
$ 1 $ (2) $ 350,911 $ 14,312 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 6 06/21/24 $ 313 $ (2,159)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,159 $ — $ — $ — $ 2,159
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 17,974 $ — $ — $ — $ 17,974
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (10,754) $ — $ — $ — $ (10,754)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 289,151
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 557,041 $ — $ — $ 557,041
Chile ............................................... 154,695 — — 154,695
China ............................................... 170,026 2,618,034 — 2,788,060
Greece .............................................. 189,779 — — 189,779

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Hungary ............................................. $ 3,135 $ — $ — $ 3,135
India ............................................... 19,653 1,547,148 — 1,566,801
Indonesia ............................................ — 212,138 — 212,138
Kuwait .............................................. — 32,556 — 32,556
Malaysia ............................................. — 349,543 — 349,543
Mexico .............................................. 20,849 — — 20,849
Poland .............................................. — 147,218 — 147,218
Qatar ............................................... 6,969 41,943 — 48,912
Russia .............................................. — — 1 1
Saudi Arabia .......................................... — 335,659 — 335,659
South Africa ........................................... — 40,338 — 40,338
South Korea .......................................... — 1,138,875 — 1,138,875
Taiwan .............................................. 76,636 1,975,418 — 2,052,054
Thailand ............................................. — 399,747 — 399,747
Turkey .............................................. 68,293 8,711 — 77,004
United Arab Emirates .................................... — 23,611 — 23,611
United States .......................................... 72,116 — — 72,116
Preferred Securities ....................................... 226,079 — — 226,079
Short-Term Securities
Money Market Funds ...................................... 350,911 — — 350,911
$ 1,916,182 $ 8,870,939 $ 1 $ 10,787,122
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,159) $ — $ — $ (2,159)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
April 30, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.1%
Ampol Ltd. .................. 20 $ 472
ANZ Group Holdings Ltd. ........ 19 343
Aristocrat Leisure Ltd. ........... 315 8,039
Cochlear Ltd. ................ 26 5,424
Coles Group Ltd. .............. 122 1,272
Fortescue Ltd. ................ 361 5,983
Macquarie Group Ltd. ........... 402 48,135
Orica Ltd. ................... 210 2,432
Rio Tinto Ltd. ................ 142 11,818
Rio Tinto plc ................. 541 36,605
Worley Ltd. .................. 616 5,946
126,469
Austria — 0.2%
BAWAG Group AG
(a)(b)
.......... 241 14,390
Erste Group Bank AG ........... 47 2,192
OMV AG ................... 50 2,373
18,955
Belgium — 0.2%
Groupe Bruxelles Lambert NV ..... 211 15,662
KBC Group NV ............... 52 3,863
Sofina SA ................... 13 3,043
22,568
Brazil — 1.6%
Ambev SA .................. 12,638 29,669
Auren Energia SA ............. 103 230
CCR SA .................... 4,689 11,107
Cia Brasileira de Aluminio
(c)
....... 1,044 1,031
Cogna Educacao SA
(c)
.......... 15,743 6,640
CPFL Energia SA .............. 180 1,112
CSN Mineracao SA ............ 250 238
EcoRodovias Infraestrutura e Logistica
SA ..................... 1,448 2,041
Embraer SA
(c)
................ 615 3,932
Energisa SA ................. 621 5,407
Marfrig Global Foods SA
(c)
........ 6,837 12,508
Natura & Co. Holding SA ......... 1,971 6,305
Telefonica Brasil SA ............ 530 4,872
TOTVS SA
(c)
................. 1,689 9,003
Transmissora Alianca de Energia
Eletrica SA ................ 33 224
Ultrapar Participacoes SA ........ 2,013 10,068
Wheaton Precious Metals Corp. .... 1,572 81,897
186,284
Canada — 1.0%
Alamos Gold, Inc. , Class A ....... 22 324
Barrick Gold Corp. ............. 349 5,800
Canadian Imperial Bank of Commerce 193 9,009
CGI, Inc. , Class A
(c)
............ 3 304
Empire Co. Ltd. , Class A ......... 100 2,330
Enbridge, Inc. ................ 16 569
FirstService Corp. ............. 63 9,253
Franco-Nevada Corp. ........... 18 2,167
Great-West Lifeco, Inc. .......... 16 473
iA Financial Corp., Inc. .......... 9 546
Keyera Corp. ................ 277 7,107
Nutrien Ltd. .................. 138 7,277
Royal Bank of Canada .......... 78 7,546
Shopify, Inc. , Class A
(c)
.......... 263 18,464
Stantec, Inc. ................. 446 35,511
Toronto-Dominion Bank (The) ..... 195 11,568
Security
Shares
Shares Value
Canada (continued)
WSP Global, Inc. .............. 16 $ 2,428
120,676
Chile — 0.0%
Antofagasta plc ............... 116 3,182
China — 3.8%
3SBio, Inc.
(a)(b)
................ 500 400
Alibaba Group Holding Ltd. ....... 3,600 33,707
Baidu, Inc. , Class A
(c)
........... 750 9,717
Beijing Capital International Airport Co.
Ltd. , Class H
(c)
.............. 2,000 636
Bilibili, Inc. , Class Z
(c)(d)
.......... 320 4,063
BOE Technology Group Co. Ltd. , Class
A ...................... 3,500 2,097
BYD Co. Ltd. , Class A ........... 1,700 50,952
CECEP Solar Energy Co. Ltd. , Class A 15,500 11,006
China Datang Corp. Renewable Power
Co. Ltd. , Class H ............ 1,000 213
China Eastern Airlines Corp. Ltd. , Class
A
(c)
..................... 900 475
China Merchants Bank Co. Ltd. , Class
H ...................... 500 2,165
China State Construction Engineering
Corp. Ltd. , Class A ........... 400 295
China Vanke Co. Ltd. , Class H ..... 300 176
CMOC Group Ltd. , Class A ....... 1,800 2,209
COSCO SHIPPING Holdings Co. Ltd. ,
Class A .................. 800 1,298
CRRC Corp. Ltd. , Class A ........ 100 96
ENN Energy Holdings Ltd. ........ 100 852
Geely Automobile Holdings Ltd. .... 6,000 7,221
Goldwind Science & Technology Co.
Ltd. , Class A ............... 9,200 9,642
Goneo Group Co. Ltd. , Class A .... 100 1,644
Gree Electric Appliances, Inc. of Zhuhai ,
Class A .................. 1,300 7,529
Guangzhou Automobile Group Co. Ltd. ,
Class A .................. 100 121
Guotai Junan Securities Co. Ltd. , Class
A ...................... 600 1,134
Haitong Securities Co. Ltd. , Class A . 1,900 2,187
Huatai Securities Co. Ltd. , Class A .. 18,700 35,304
Industrial Securities Co. Ltd. , Class A 300 230
JD.com, Inc. , Class A ........... 1,300 18,731
Jiangxi Copper Co. Ltd. , Class A ... 500 1,790
Jinko Solar Co. Ltd. , Class A ...... 3,762 3,903
Jiumaojiu International Holdings Ltd.
(a)(b)
1,000 628
Kingsoft Cloud Holdings Ltd.
(c)
..... 2,000 417
Lenovo Group Ltd. ............. 6,000 6,749
Li Ning Co. Ltd. ............... 500 1,309
Meituan , Class B
(a)(b)(c)
........... 3,700 50,522
Midea Group Co. Ltd. , Class A ..... 200 1,920
NetEase, Inc. ................ 900 16,870
NIO, Inc. , Class A
(c)
............ 90 425
Oriental Pearl Group Co. Ltd. , Class A 400 380
People's Insurance Co. Group of China
Ltd. (The) , Class A ........... 500 360
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 3,500 15,862
SAIC Motor Corp. Ltd. , Class A .... 3,587 7,332
SDIC Capital Co. Ltd. , Class A ..... 700 616
Shanghai Electric Group Co. Ltd. , Class
A
(c)
..................... 1,300 770
Shanghai Pharmaceuticals Holding Co.
Ltd. , Class A ............... 600 1,481

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Shenwan Hongyuan Group Co. Ltd. ,
Class A .................. 2,100 $ 1,357
Shenzhen Goodix Technology Co. Ltd. ,
Class A
(c)
................. 200 1,685
Shenzhen Overseas Chinese Town Co.
Ltd. , Class A
(c)
.............. 2,500 907
Sunny Optical Technology Group Co.
Ltd. ..................... 200 968
Tencent Holdings Ltd. ........... 2,300 100,931
Trip.com Group Ltd.
(c)
........... 300 14,612
Weichai Power Co. Ltd. , Class A .... 200 479
Wuliangye Yibin Co. Ltd. , Class A ... 100 2,065
Yutong Bus Co. Ltd. , Class A ...... 200 705
Zoomlion Heavy Industry Science &
Technology Co. Ltd. , Class A .... 200 234
439,377
Denmark — 1.8%
Genmab A/S
(c)
................ 31 8,606
Novo Nordisk A/S , Class B ....... 1,230 157,738
Novonesis (Novozymes) B , Class B . 586 32,451
Orsted A/S
(a)(b)(c)
............... 23 1,264
Pandora A/S ................. 8 1,218
Vestas Wind Systems A/S
(c)
....... 156 4,181
205,458
Finland — 0.2%
Nordea Bank Abp ............. 455 5,332
Wartsila OYJ Abp .............. 831 15,330
20,662
France — 1.7%
Carrefour SA ................. 406 6,830
Credit Agricole SA ............. 245 3,791
Danone SA .................. 427 26,725
Dassault Aviation SA ........... 4 856
Eiffage SA .................. 151 16,112
Engie SA
(c)
.................. 2,416 41,943
Gecina SA .................. 6 613
Hermes International SCA ........ 39 93,366
Thales SA ................... 5 840
Worldline SA
(a)(b)(c)
............. 38 394
191,470
Germany — 2.6%
Allianz SE (Registered) .......... 4 1,135
Bayerische Motoren Werke AG .... 107 11,658
Deutsche Lufthansa AG (Registered)
(c)
488 3,492
Deutsche Telekom AG (Registered) . 1,972 45,170
E.ON SE ................... 671 8,885
Mercedes-Benz Group AG ........ 980 74,128
SAP SE .................... 275 49,656
Siemens AG (Registered) ........ 591 110,714
304,838
Hong Kong — 0.3%
AIA Group Ltd. ............... 4,600 33,692
India — 0.0%
WNS Holdings Ltd.
(c)
............ 2 84
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 2,800 1,684
Bank Mandiri Persero Tbk. PT ..... 2,700 1,141
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 8,900 2,694
5,519
Security
Shares
Shares Value
Israel — 0.2%
(c)
Nice Ltd. ................... 6 $ 1,342
Wix.com Ltd. ................. 189 22,466
23,808
Italy — 1.4%
A2A SpA ................... 3,939 7,768
Enel SpA ................... 13,662 89,793
Intesa Sanpaolo SpA ........... 5,695 21,316
UniCredit SpA ................ 1,194 43,825
162,702
Japan — 5.9%
Amada Co. Ltd. ............... 900 9,830
ANA Holdings, Inc. ............. 200 3,798
Astellas Pharma, Inc. ........... 2,700 25,914
Central Japan Railway Co. ....... 100 2,287
Daiichi Sankyo Co. Ltd. .......... 800 26,926
Daito Trust Construction Co. Ltd. ... 100 10,719
ENEOS Holdings, Inc. .......... 2,900 13,399
Kakaku.com, Inc. .............. 400 4,601
Kirin Holdings Co. Ltd. .......... 1,400 20,437
Marubeni Corp. ............... 400 7,127
Mitsubishi UFJ Financial Group, Inc. . 10,600 105,590
Mitsui Fudosan Co. Ltd. ......... 5,500 55,974
Mizuho Financial Group, Inc. ...... 5,000 96,646
Nintendo Co. Ltd. .............. 100 4,877
Nippon Express Holdings, Inc. ..... 100 5,116
Nippon Telegraph & Telephone Corp. 800 864
Ono Pharmaceutical Co. Ltd. ...... 300 4,321
ORIX Corp. .................. 1,200 24,558
Otsuka Holdings Co. Ltd. ........ 200 8,551
Panasonic Holdings Corp. ........ 5,500 48,007
Sega Sammy Holdings, Inc. ....... 400 5,236
Sekisui House Ltd. ............. 1,200 27,576
Shimadzu Corp. ............... 200 5,434
SoftBank Corp. ............... 400 4,825
SoftBank Group Corp. .......... 100 4,918
Sompo Holdings, Inc. ........... 600 11,874
Sumitomo Corp. .............. 300 7,889
Sumitomo Mitsui Financial Group, Inc. 1,400 79,525
Toho Co. Ltd. ................ 200 6,700
Tokyo Electron Ltd. ............ 200 43,869
677,388
Luxembourg — 0.5%
ArcelorMittal SA ............... 2,176 54,363
Mexico — 0.2%
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 30 1,033
Southern Copper Corp. .......... 158 18,434
Wal-Mart de Mexico SAB de CV .... 325 1,211
20,678
Netherlands — 0.9%
ABN AMRO Bank NV , CVA
(a)(b)
..... 207 3,316
ASML Holding NV ............. 13 11,323
ING Groep NV ................ 2,422 38,293
NN Group NV ................ 1,078 49,729
Wolters Kluwer NV ............. 13 1,946
104,607
New Zealand — 0.0%
Xero Ltd.
(c)
.................. 66 5,124
Norway — 0.4%
Aker BP ASA ................. 37 897
DNB Bank ASA ............... 1,917 33,412

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Norway (continued)
Equinor ASA ................. 384 $ 10,217
Kongsberg Gruppen ASA ........ 37 2,612
Norsk Hydro ASA .............. 577 3,546
50,684
Singapore — 0.3%
DBS Group Holdings Ltd. ........ 220 5,601
Singapore Airlines Ltd. .......... 5,300 25,289
Singapore Telecommunications Ltd. . 700 1,214
United Overseas Bank Ltd. ....... 200 4,438
36,542
South Africa — 0.2%
Anglo American plc ............ 732 23,851
MTN Group Ltd. ............... 42 202
MultiChoice Group
(c)
............ 143 915
Standard Bank Group Ltd. ........ 40 376
25,344
South Korea — 0.8%
Amorepacific Group ............ 358 8,643
BGF retail Co. Ltd. ............. 23 2,168
Cheil Worldwide, Inc. ........... 357 4,869
CJ Corp. ................... 11 1,009
CJ ENM Co. Ltd.
(c)
............. 110 6,018
Coupang, Inc. , Class A
(c)
......... 136 3,060
HDC Hyundai Development Co-
Engineering & Construction ..... 56 710
Hugel, Inc.
(c)
................. 36 5,504
Hyosung Advanced Materials Corp. . 2 528
KCC Corp. .................. 5 905
LG Chem Ltd. ................ 130 37,355
NCSoft Corp. ................ 60 7,581
PharmaResearch Co. Ltd. ........ 59 5,404
SK Telecom Co. Ltd. ............ 331 12,241
95,995
Spain — 0.9%
Banco Santander SA ........... 1,701 8,276
Iberdrola SA ................. 240 2,943
Industria de Diseno Textil SA ...... 1,192 54,273
Repsol SA .................. 2,062 32,365
97,857
Sweden — 0.8%
Atlas Copco AB , Class A ......... 384 6,726
Atlas Copco AB , Class B ......... 22 330
Investor AB , Class B ............ 2,022 49,524
Saab AB , Class B ............. 84 6,650
Swedbank AB , Class A .......... 1,105 21,130
Tele2 AB , Class B ............. 301 2,808
Trelleborg AB , Class B .......... 7 247
87,415
Switzerland — 2.0%
ABB Ltd. (Registered) ........... 2,199 106,846
Flughafen Zurich AG (Registered) ... 33 6,607
Kuehne + Nagel International AG
(Registered) ............... 191 50,481
Novartis AG (Registered) ........ 617 59,884
Sonova Holding AG (Registered) ... 12 3,317
227,135
Taiwan — 1.0%
Makalot Industrial Co. Ltd. ........ 1,000 11,973
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 95,775
Security
Shares
Shares Value
Taiwan (continued)
Wisdom Marine Lines Co. Ltd. ..... 2,000 $ 4,179
111,927
Turkey — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii
A/S , Class A ............... 390 2,198
Coca-Cola Icecek A/S ........... 22 492
Enerjisa Enerji A/S
(a)(b)(c)
.......... 327 685
Migros Ticaret A/S ............. 231 3,153
6,528
United Kingdom — 2.0%
AstraZeneca plc .............. 106 16,032
Auto Trader Group plc
(a)(b)
........ 1,165 10,100
BAE Systems plc .............. 1,397 23,235
Barclays plc ................. 5,488 13,837
British Land Co. plc (The) ........ 1,760 8,487
Drax Group plc ............... 180 1,165
easyJet plc .................. 324 2,170
Informa plc .................. 1,665 16,483
Johnson Matthey plc ........... 40 878
Land Securities Group plc ........ 52 420
National Grid plc .............. 123 1,613
Smiths Group plc .............. 594 11,975
Spectris plc .................. 384 15,884
Standard Chartered plc .......... 94 808
Taylor Wimpey plc ............. 2,782 4,559
Tesco plc ................... 14,920 55,086
United Utilities Group plc ......... 1,113 14,508
Vodafone Group plc ............ 35,321 29,786
WPP plc .................... 32 321
227,347
United States — 65.5%
3M Co. ..................... 490 47,290
AbbVie, Inc. ................. 324 52,695
Acuity Brands, Inc. ............. 70 17,381
Adobe, Inc.
(c)
................. 146 67,573
AECOM .................... 940 86,818
Agilent Technologies, Inc. ........ 535 73,316
Alaska Air Group, Inc.
(c)
.......... 44 1,893
Alkermes plc
(c)
................ 39 957
Alphabet, Inc. , Class A
(c)
......... 1,153 187,685
Alphabet, Inc. , Class C
(c)
......... 1,026 168,921
Amazon.com, Inc.
(c)
............ 2,019 353,325
American Express Co. .......... 455 106,484
American Tower Corp. .......... 40 6,862
Amgen, Inc. ................. 109 29,859
Aon plc , Class A .............. 35 9,870
Apple, Inc. .................. 2,920 497,364
Applied Materials, Inc. .......... 540 107,271
AptarGroup, Inc. .............. 17 2,454
Autodesk, Inc.
(c)
............... 25 5,321
Automatic Data Processing, Inc. .... 7 1,693
Baker Hughes Co. , Class A ....... 33 1,076
Bank of America Corp. .......... 2,075 76,796
Becton Dickinson & Co. ......... 4 938
Berkshire Hathaway, Inc. , Class B
(c)
. 154 61,096
Best Buy Co., Inc. ............. 957 70,473
Block, Inc. , Class A
(c)
........... 203 14,819
Booking Holdings, Inc. .......... 30 103,561
Box, Inc. , Class A
(c)
............ 464 12,073
Bristol-Myers Squibb Co. ......... 1,015 44,599
Brixmor Property Group, Inc. ...... 38 840
Broadcom, Inc. ............... 22 28,606
Bunge Global SA .............. 266 27,068

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Cadence Design Systems, Inc.
(c)
... 330 $ 90,958
Cardinal Health, Inc. ............ 310 31,942
CBRE Group, Inc. , Class A
(c)
...... 105 9,123
Centene Corp.
(c)
.............. 45 3,288
Chevron Corp. ................ 699 112,728
Cigna Group (The) ............. 43 15,353
Cirrus Logic, Inc.
(c)
............. 98 8,680
Coca-Cola Co. (The) ........... 1,780 109,951
Colgate-Palmolive Co. .......... 1,124 103,318
Comcast Corp. , Class A ......... 1,498 57,089
ConocoPhillips ............... 890 111,802
Costco Wholesale Corp. ......... 34 24,579
Crowdstrike Holdings, Inc. , Class A
(c)
. 12 3,510
CSL Ltd. .................... 47 8,351
Curtiss-Wright Corp. ............ 169 42,828
Deckers Outdoor Corp.
(c)
......... 12 9,822
Dell Technologies, Inc. , Class C .... 225 28,044
DR Horton, Inc. ............... 44 6,270
eBay, Inc. ................... 346 17,833
Elevance Health, Inc. ........... 131 69,244
Eli Lilly & Co. ................ 132 103,105
EMCOR Group, Inc. ............ 138 49,289
EOG Resources, Inc. ........... 218 28,804
Equinix, Inc. ................. 40 28,444
ExlService Holdings, Inc.
(c)
....... 77 2,233
Expeditors International of Washington,
Inc. ..................... 8 890
Experian plc ................. 521 21,014
Exxon Mobil Corp. ............. 897 106,088
Flowserve Corp. .............. 11 519
Fortinet, Inc.
(c)
................ 47 2,969
Fox Corp. , Class A ............. 324 10,047
Franklin Resources, Inc. ......... 176 4,020
General Mills, Inc. ............. 941 66,303
Gilead Sciences, Inc. ........... 288 18,778
GoDaddy, Inc. , Class A
(c)
......... 86 10,525
Graco, Inc. .................. 368 29,514
HCA Healthcare, Inc. ........... 12 3,718
Hexcel Corp. ................. 7 449
Home Depot, Inc. (The) ......... 245 81,884
Honeywell International, Inc. ...... 529 101,954
HP, Inc. .................... 3,263 91,658
Huntington Ingalls Industries, Inc. ... 9 2,492
Huntsman Corp. .............. 202 4,820
IDEXX Laboratories, Inc.
(c)
........ 9 4,435
Incyte Corp.
(c)
................ 139 7,235
Intel Corp. .................. 223 6,795
Intuitive Surgical, Inc.
(c)
.......... 38 14,084
Invesco Ltd. ................. 491 6,957
James Hardie Industries plc , CDI
(c)
.. 222 7,632
Johnson & Johnson ............ 804 116,250
Jones Lang LaSalle, Inc.
(c)
........ 13 2,349
JPMorgan Chase & Co. ......... 129 24,734
KB Home ................... 37 2,396
Keysight Technologies, Inc.
(c)
...... 46 6,805
Kimberly-Clark Corp. ........... 298 40,686
KLA Corp. ................... 47 32,397
Lam Research Corp. ........... 99 88,547
Leidos Holdings, Inc. ........... 25 3,506
Lennar Corp. , Class A ........... 138 20,924
Louisiana-Pacific Corp. .......... 3 220
Manhattan Associates, Inc.
(c)
...... 345 71,091
Marathon Petroleum Corp. ....... 273 49,610
Marsh & McLennan Cos., Inc. ..... 86 17,151
Mastercard, Inc. , Class A ......... 324 146,189
Security
Shares
Shares Value
United States (continued)
Maximus, Inc. ................ 12 $ 963
McDonald's Corp. ............. 76 20,751
Medtronic plc ................ 1,291 103,590
Merck & Co., Inc. .............. 1,026 132,580
Meta Platforms, Inc. , Class A ...... 289 124,319
MetLife, Inc. ................. 1,085 77,122
Microsoft Corp. ............... 1,366 531,825
Mondelez International, Inc. , Class A . 68 4,892
Moody's Corp. ................ 109 40,366
Motorola Solutions, Inc. ......... 4 1,357
MSCI, Inc. .................. 21 9,782
Nasdaq, Inc. ................. 75 4,489
NetApp, Inc. ................. 26 2,657
Netflix, Inc.
(c)
................. 87 47,906
Neurocrine Biosciences, Inc.
(c)
..... 58 7,977
Northrop Grumman Corp. ........ 76 36,862
Nutanix, Inc. , Class A
(c)
.......... 313 18,999
NVIDIA Corp. ................ 508 438,922
Old Dominion Freight Line, Inc. .... 2 363
Oshkosh Corp. ............... 162 18,188
Otis Worldwide Corp. ........... 450 41,040
Owens Corning ............... 117 19,681
PepsiCo, Inc. ................ 555 97,630
PPG Industries, Inc. ............ 48 6,192
Procter & Gamble Co. (The) ...... 334 54,509
Prologis, Inc. ................. 148 15,103
QUALCOMM, Inc. ............. 708 117,422
Regeneron Pharmaceuticals, Inc.
(c)
.. 11 9,797
Reinsurance Group of America, Inc. . 31 5,797
Reliance, Inc. ................ 12 3,417
Robert Half, Inc. .............. 57 3,941
RPM International, Inc. .......... 95 10,156
S&P Global, Inc. .............. 102 42,415
SBA Communications Corp. ...... 2 372
Schlumberger NV ............. 858 40,738
Schneider Electric SE ........... 315 71,824
ServiceNow, Inc.
(c)
............. 107 74,186
Shell plc .................... 962 34,198
Sherwin-Williams Co. (The) ....... 1 300
Signify NV
(a)(b)
................ 31 845
Solventum Corp.
(c)
............. 185 12,027
Spotify Technology SA
(c)
......... 185 51,881
Stryker Corp. ................ 82 27,593
Synchrony Financial ............ 111 4,882
Taylor Morrison Home Corp.
(c)
..... 67 3,753
TE Connectivity Ltd. ............ 669 94,650
Teradata Corp.
(c)
.............. 156 5,788
Tesla, Inc.
(c)
.................. 257 47,103
Tetra Tech, Inc. ............... 97 18,888
TJX Cos., Inc. (The) ............ 151 14,208
Toll Brothers, Inc. .............. 38 4,526
Travelers Cos., Inc. (The) ........ 274 58,132
Uber Technologies, Inc.
(c)
........ 466 30,882
UGI Corp. ................... 1,181 30,186
UnitedHealth Group, Inc. ......... 188 90,936
Valero Energy Corp. ............ 461 73,700
Veeva Systems, Inc. , Class A
(c)
..... 7 1,390
VeriSign, Inc.
(c)
............... 175 29,659
Vertex Pharmaceuticals, Inc.
(c)
..... 57 22,390
Visa, Inc. , Class A ............. 105 28,204
Workday, Inc. , Class A
(c)
......... 95 23,249
WW Grainger, Inc. ............. 1 921

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
United States (continued)
Zillow Group, Inc. , Class C
(c)
...... 249 $ 10,600
7,530,221
Total Common Stocks — 97.6%
(Cost: $10,121,377) .............................. 11,224,899
Preferred Securities
Preferred Stocks — 0.2%
Brazil — 0.1%
Braskem SA (Preference), Series A,
Class A
(c)
................. 1,969 8,088
Cia Energetica de Minas Gerais
(Preference) ............... 96 180
Energisa SA (Preference) ........ 2 3
Itau Unibanco Holding SA (Preference) 730 4,414
Marcopolo SA (Preference) ....... 866 1,108
13,793
Security
Shares
Shares Value
Germany — 0.1%
Volkswagen AG (Preference) ...... 117 $ 14,333
Total Preferred Stocks — 0.2%
(Cost: $29,031) ................................ 28,126
Total Long-Term Investments — 97.8%
(Cost: $10,150,408) .............................. 11,253,025
Short-Term Securities
Money Market Funds — 2.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.49%
(g)
....... 4,143 4,143
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.18% ...... 228,055 228,055
Total Short-Term Securities — 2.0%
(Cost: $232,198) ................................ 232,198
Total Investments — 99.8%
(Cost: $10,382,606) .............................. 11,485,223
Other Assets Less Liabilities — 0.2% ................... 19,357
Net Assets — 100.0% .............................. $ 11,504,580
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
06/21/23
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 4,143
(b)
$ — $ — $ — $ 4,143 4,143 $ 8
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . — 228,055
(b)
— — — 228,055 228,055 11,004 —
SL Liquidity Series, LLC, Money
Market Series
(d)
........ — 3
(b)
— (3) — — — — —
iShares MSCI Brazil ETF
(d)
.. — 61,038 (63,563) 2,525 — — — 2,181 —
iShares MSCI South Korea
ETF
(d)
.............. — 111,686 (108,449) (3,237) — — — 2,652 —
$ (715) $ — $ 232,198 $ 15,845 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(d)
As of period end, the entity is no longer held.

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Global Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI India Index .......................................................... 1 06/21/24 $ 123 $ (336)
S&P 500 Micro E-Mini Index ................................................... 4 06/21/24 101 (3,132)
$ (3,468)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,468 $ — $ — $ — $ 3,468
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 30,169 $ — $ — $ — $ 30,169
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (3,468) $ — $ — $ — $ (3,468)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 191,578
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 126,469 $ — $ 126,469
Austria .............................................. — 18,955 — 18,955

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Belgium ............................................. $ — $ 22,568 $ — $ 22,568
Brazil ............................................... 186,284 — — 186,284
Canada ............................................. 120,676 — — 120,676
Chile ............................................... — 3,182 — 3,182
China ............................................... 1,298 438,079 — 439,377
Denmark ............................................. — 205,458 — 205,458
Finland .............................................. — 20,662 — 20,662
France .............................................. — 191,470 — 191,470
Germany ............................................ — 304,838 — 304,838
Hong Kong ........................................... — 33,692 — 33,692
India ............................................... 84 — — 84
Indonesia ............................................ — 5,519 — 5,519
Israel ............................................... 22,466 1,342 — 23,808
Italy ................................................ — 162,702 — 162,702
Japan ............................................... — 677,388 — 677,388
Luxembourg .......................................... — 54,363 — 54,363
Mexico .............................................. 20,678 — — 20,678
Netherlands ........................................... — 104,607 — 104,607
New Zealand .......................................... — 5,124 — 5,124
Norway .............................................. — 50,684 — 50,684
Singapore ............................................ — 36,542 — 36,542
South Africa ........................................... 1,117 24,227 — 25,344
South Korea .......................................... 3,060 92,935 — 95,995
Spain ............................................... — 97,857 — 97,857
Sweden ............................................. — 87,415 — 87,415
Switzerland ........................................... — 227,135 — 227,135
Taiwan .............................................. — 111,927 — 111,927
Turkey .............................................. 5,843 685 — 6,528
United Kingdom ........................................ 2,043 225,304 — 227,347
United States .......................................... 7,386,357 143,864 — 7,530,221
Preferred Securities
Brazil ............................................... 13,793 — — 13,793
Germany ............................................ — 14,333 — 14,333
Short-Term Securities
Money Market Funds ...................................... 232,198 — — 232,198
$ 7,995,897 $ 3,489,326 $ — $ 11,485,223
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,132) $ (336) $ — $ (3,468)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
April 30, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 5.3%
Ampol Ltd. .................. 427 $ 10,083
Aristocrat Leisure Ltd. ........... 3,402 86,819
Brambles Ltd. ................ 5,934 55,825
Cochlear Ltd. ................ 385 80,314
Coles Group Ltd. .............. 50 521
Commonwealth Bank of Australia ... 414 30,334
Evolution Mining Ltd. ........... 2,926 7,546
Flight Centre Travel Group Ltd. .... 196 2,664
Fortescue Ltd. ................ 1,846 30,596
IGO Ltd. .................... 127 633
Iluka Resources Ltd. ............ 2,447 11,899
JB Hi-Fi Ltd. ................. 70 2,732
Macquarie Group Ltd. ........... 1,096 131,233
Orica Ltd. ................... 546 6,322
QBE Insurance Group Ltd. ....... 1,970 22,535
REA Group Ltd. ............... 406 46,539
Rio Tinto Ltd. ................ 842 70,075
Rio Tinto plc ................. 871 58,933
South32 Ltd. ................. 15,807 36,063
Stockland
(a)
.................. 4,656 13,191
Transurban Group
(a)
............ 556 4,464
Wesfarmers Ltd. .............. 594 25,446
Woodside Energy Group Ltd. ...... 1,347 24,134
Worley Ltd. .................. 7,810 75,391
834,292
Austria — 0.7%
BAWAG Group AG
(b) (c)
........... 589 35,170
Erste Group Bank AG ........... 1,311 61,139
OMV AG ................... 49 2,325
Verbund AG ................. 206 15,736
114,370
Belgium — 0.6%
Groupe Bruxelles Lambert NV ..... 296 21,972
KBC Group NV ............... 879 65,296
Sofina SA ................... 5 1,170
Warehouses De Pauw CVA ....... 223 5,897
94,335
China — 0.3%
BOC Hong Kong Holdings Ltd. ..... 15,000 45,976
Budweiser Brewing Co. APAC Ltd.
(b) (c)
500 696
Wilmar International Ltd. ......... 400 940
47,612
Denmark — 4.7%
Genmab A/S
(d)
................ 89 24,709
Novo Nordisk A/S , Class B ....... 4,013 514,637
Novonesis (Novozymes) B , Class B . 2,058 113,965
Pandora A/S ................. 271 41,246
Vestas Wind Systems A/S
(d)
....... 1,215 32,560
727,117
Finland — 0.5%
Nordea Bank Abp ............. 1,399 16,394
Sampo OYJ , Class A ........... 17 690
Wartsila OYJ Abp .............. 3,597 66,355
83,439
France — 8.8%
Air Liquide SA ................ 82 16,037
Airbus SE ................... 56 9,215
Arkema SA .................. 66 6,810
AXA SA .................... 3,760 129,914
Carrefour SA ................. 4,512 75,906
Security
Shares
Shares Value
France (continued)
Cie Generale des Etablissements
Michelin SCA .............. 732 $ 28,123
Credit Agricole SA ............. 6,906 106,858
Danone SA .................. 2,505 156,781
Dassault Aviation SA ........... 76 16,268
Dassault Systemes SE .......... 1,720 67,513
Eiffage SA .................. 850 90,694
Engie SA
(d)
.................. 5,578 96,838
Eurazeo SE
(d)
................ 135 12,161
Gecina SA .................. 169 17,255
Hermes International SCA ........ 76 181,943
La Francaise des Jeux SAEM
(b) (c)
... 358 13,491
Legrand SA ................. 16 1,644
L'Oreal SA .................. 52 24,380
LVMH Moet Hennessy Louis Vuitton SE 163 133,894
Pernod Ricard SA ............. 295 44,616
Publicis Groupe SA ............ 126 13,904
Rexel SA ................... 71 1,840
Safran SA ................... 3 651
Thales SA ................... 8 1,345
TotalEnergies SE .............. 948 68,824
Ubisoft Entertainment SA
(d)
....... 457 10,762
Valeo SE ................... 4,041 51,214
Worldline SA
(b) (c) (d)
............. 219 2,272
1,381,153
Germany — 8.4%
Allianz SE (Registered) .......... 655 185,879
Bayerische Motoren Werke AG .... 276 30,070
Beiersdorf AG ................ 5 752
Continental AG ............... 61 3,954
Deutsche Boerse AG ........... 57 10,989
Deutsche Lufthansa AG (Registered)
(d)
1,617 11,572
Deutsche Telekom AG (Registered) . 8,137 186,383
Evonik Industries AG ........... 1,223 25,488
Fresenius SE & Co. KGaA ........ 186 5,550
Henkel AG & Co. KGaA ......... 379 27,253
Mercedes-Benz Group AG ........ 2,236 169,133
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 239 105,114
Nordex SE
(d)
................. 634 8,924
SAP SE .................... 1,623 293,060
Scout24 SE
(b) (c)
............... 58 4,261
Siemens AG (Registered) ........ 1,342 251,402
1,319,784
Hong Kong — 1.4%
AIA Group Ltd. ............... 24,400 178,715
CK Asset Holdings Ltd. .......... 2,000 8,531
Swire Properties Ltd. ........... 3,800 7,859
Wharf Real Estate Investment Co. Ltd. 8,000 24,820
219,925
Ireland — 0.1%
Kerry Group plc , Class A ......... 136 11,704
Kingspan Group plc ............ 33 2,935
14,639
Israel — 0.5%
Bank Hapoalim BM ............ 1,959 17,648
Elbit Systems Ltd. ............. 74 15,063
Nice Ltd.
(d)
.................. 213 47,629
80,340
Italy — 2.0%
A2A SpA ................... 16,033 31,619
Assicurazioni Generali SpA ....... 940 22,919

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Italy (continued)
Enel SpA ................... 17,098 $ 112,376
Eni SpA .................... 945 15,178
Intesa Sanpaolo SpA ........... 13,778 51,571
Mediobanca Banca di Credito
Finanziario SpA ............. 115 1,634
Poste Italiane SpA
(b) (c)
........... 429 5,450
Terna - Rete Elettrica Nazionale .... 1,319 10,568
UniCredit SpA ................ 1,601 58,764
310,079
Japan — 23.2%
Advantest Corp. ............... 1,100 34,431
Asahi Group Holdings Ltd. ........ 900 30,788
Asahi Kasei Corp. ............. 5,000 34,861
Astellas Pharma, Inc. ........... 8,400 80,622
Canon, Inc. .................. 100 2,707
Central Japan Railway Co. ....... 500 11,434
Dai-ichi Life Holdings, Inc. ........ 900 20,845
Daiichi Sankyo Co. Ltd. .......... 4,800 161,557
Daito Trust Construction Co. Ltd. ... 100 10,719
Daiwa House Industry Co. Ltd. ..... 2,700 75,975
Daiwa Securities Group, Inc. ...... 1,000 7,349
Disco Corp. .................. 100 28,485
ENEOS Holdings, Inc. .......... 4,500 20,791
Hitachi Ltd. .................. 2,100 193,747
Honda Motor Co. Ltd. ........... 300 3,413
Hoya Corp. .................. 200 23,188
Hulic Co. Ltd. ................ 300 2,764
ITOCHU Corp. ............... 1,000 45,115
Japan Exchange Group, Inc. ...... 200 4,684
Japan Post Bank Co. Ltd. ........ 1,300 13,195
Japan Post Holdings Co. Ltd. ...... 400 3,841
KDDI Corp. .................. 200 5,550
Kirin Holdings Co. Ltd. .......... 3,800 55,471
Komatsu Ltd. ................ 1,200 35,827
Marubeni Corp. ............... 8,300 147,876
Mitsubishi Estate Co. Ltd. ........ 4,400 80,629
Mitsubishi HC Capital, Inc. ........ 100 648
Mitsubishi UFJ Financial Group, Inc. . 22,300 222,138
Mitsui & Co. Ltd. .............. 1,900 91,724
Mitsui Fudosan Co. Ltd. ......... 4,200 42,744
Mizuho Financial Group, Inc. ...... 8,500 164,297
MS&AD Insurance Group Holdings, Inc. 1,300 23,373
Murata Manufacturing Co. Ltd. ..... 4,800 87,706
Nikon Corp. ................. 2,000 20,679
Nintendo Co. Ltd. .............. 2,600 126,799
Nippon Express Holdings, Inc. ..... 400 20,463
Nippon Telegraph & Telephone Corp. 4,500 4,858
Nitto Denko Corp. ............. 500 41,343
Nomura Real Estate Holdings, Inc. .. 200 5,599
Nomura Research Institute Ltd. .... 1,600 38,717
Obayashi Corp. ............... 500 5,580
Ono Pharmaceutical Co. Ltd. ...... 200 2,881
Oriental Land Co. Ltd. .......... 2,900 80,016
ORIX Corp. .................. 5,000 102,327
Otsuka Corp. ................ 1,200 23,866
Otsuka Holdings Co. Ltd. ........ 900 38,481
Panasonic Holdings Corp. ........ 13,900 121,326
Recruit Holdings Co. Ltd. ........ 4,100 176,576
Renesas Electronics Corp. ....... 1,000 16,236
Resona Holdings, Inc. .......... 1,900 12,015
Sankyo Co. Ltd. ............... 1,300 14,121
Sega Sammy Holdings, Inc. ....... 2,800 36,649
Sekisui House Ltd. ............. 3,500 80,431
Shimadzu Corp. ............... 400 10,867
Shin-Etsu Chemical Co. Ltd. ...... 200 7,742
Security
Shares
Shares Value
Japan (continued)
SoftBank Corp. ............... 2,700 $ 32,567
SoftBank Group Corp. .......... 900 44,263
Sompo Holdings, Inc. ........... 2,100 41,559
Sony Group Corp. ............. 200 16,530
Sumitomo Corp. .............. 4,000 105,189
Sumitomo Metal Mining Co. Ltd. .... 300 10,023
Sumitomo Mitsui Financial Group, Inc. 3,200 181,772
Sumitomo Mitsui Trust Holdings, Inc. . 200 4,205
Suntory Beverage & Food Ltd. ..... 200 6,507
T&D Holdings, Inc. ............. 500 8,159
Tokio Marine Holdings, Inc. ....... 1,900 60,052
Tokyo Electron Ltd. ............ 900 197,411
Toyota Motor Corp. ............ 6,200 141,413
Toyota Tsusho Corp. ............ 100 6,358
Unicharm Corp. ............... 500 14,857
3,626,931
Luxembourg — 0.8%
ArcelorMittal SA ............... 4,744 118,519
Netherlands — 5.5%
Adyen NV
(b) (c) (d)
............... 15 17,970
Aegon Ltd. .................. 1,138 7,087
Argenx SE
(d)
................. 34 12,701
ASML Holding NV ............. 508 442,475
Euronext NV
(b) (c)
............... 294 26,475
ING Groep NV ................ 9,644 152,474
NN Group NV ................ 2,766 127,598
Wolters Kluwer NV ............. 463 69,314
856,094
New Zealand — 0.3%
Meridian Energy Ltd. ........... 2,688 9,504
Xero Ltd.
(d)
.................. 525 40,760
50,264
Norway — 1.0%
Aker BP ASA ................. 68 1,649
Equinor ASA ................. 3,249 86,451
Kongsberg Gruppen ASA ........ 223 15,742
Norsk Hydro ASA .............. 7,217 44,351
Orkla ASA ................... 376 2,558
150,751
Singapore — 0.7%
Singapore Airlines Ltd. .......... 1,500 7,157
Singapore Telecommunications Ltd. . 41,100 71,279
United Overseas Bank Ltd. ....... 1,100 24,410
102,846
Spain — 3.4%
Acciona SA .................. 266 30,751
Amadeus IT Group SA .......... 197 12,505
Banco de Sabadell SA .......... 3,163 6,042
Banco Santander SA ........... 37,901 184,412
Iberdrola SA ................. 3,817 46,803
Industria de Diseno Textil SA ...... 3,368 153,348
Repsol SA .................. 5,978 93,831
Telefonica SA ................ 917 4,108
531,800
Sweden — 3.4%
Alfa Laval AB ................ 109 4,641
Assa Abloy AB , Class B ......... 3,249 85,843
Atlas Copco AB , Class A ......... 3,782 66,246
Atlas Copco AB , Class B ......... 3,056 45,822
Boliden AB .................. 103 3,385
Hexagon AB , Class B ........... 8,141 85,163

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Industrivarden AB , Class A ....... 27 $ 870
Investor AB , Class B ............ 5,690 139,364
SKF AB , Class B .............. 31 637
Swedbank AB , Class A .......... 1,730 33,082
Tele2 AB , Class B ............. 4,236 39,509
Trelleborg AB , Class B .......... 959 33,797
538,359
Switzerland — 5.8%
ABB Ltd. (Registered) ........... 4,064 197,463
Chocoladefabriken Lindt & Spruengli
AG ..................... 4 46,076
Flughafen Zurich AG (Registered) ... 154 30,831
Givaudan SA (Registered) ........ 7 29,937
Kuehne + Nagel International AG
(Registered) ............... 423 111,798
Logitech International SA (Registered) 642 49,984
Novartis AG (Registered) ........ 3,174 308,061
Sonova Holding AG (Registered) ... 463 127,988
902,138
United Kingdom — 11.0%
3i Group plc ................. 164 5,859
AstraZeneca plc .............. 2,353 355,889
Auto Trader Group plc
(b) (c)
........ 8,015 69,486
Aviva plc ................... 1,361 7,902
BAE Systems plc .............. 10,180 169,316
British Land Co. plc (The) ........ 5,793 27,935
BT Group plc ................. 17,600 22,507
Bunzl plc ................... 498 19,097
Compass Group plc ............ 1,990 55,349
ConvaTec Group plc
(b) (c)
......... 8,409 26,163
Drax Group plc ............... 2,860 18,512
HSBC Holdings plc ............ 7,465 64,706
IG Group Holdings plc .......... 84 784
Informa plc .................. 9,029 89,386
Intertek Group plc ............. 729 44,867
J Sainsbury plc ............... 10,195 33,441
Johnson Matthey plc ........... 2,417 53,034
Kingfisher plc ................ 4,590 14,139
London Stock Exchange Group plc .. 410 45,199
Man Group plc ............... 170 545
Marks & Spencer Group plc ....... 1,096 3,492
RELX plc ................... 2,518 103,457
Rightmove plc ................ 914 5,855
Rolls-Royce Holdings plc
(d)
....... 1,081 5,543
Smiths Group plc .............. 3,271 65,943
Spectris plc .................. 499 20,640
Standard Chartered plc .......... 2,990 25,689
Tesco plc ................... 39,303 145,110
Unilever plc .................. 1,881 97,304
Vodafone Group plc ............ 142,242 119,953
Weir Group plc (The) ........... 80 2,041
WPP plc .................... 636 6,375
1,725,518
United States — 8.9%
BP plc ..................... 17,957 115,744
CRH plc .................... 461 35,700
CSL Ltd. .................... 409 72,669
Experian plc ................. 472 19,038
GSK plc .................... 5,675 117,739
Holcim AG
(d)
................. 106 8,873
James Hardie Industries plc , CDI
(d)
.. 1,394 47,923
Nestle SA (Registered) .......... 2,630 264,052
Roche Holding AG ............. 336 81,073
Security
Shares
Shares Value
United States (continued)
Sanofi SA ................... 265 $ 26,180
Schneider Electric SE ........... 1,022 233,030
Shell plc .................... 8,197 291,392
Signify NV
(b) (c)
................ 1,186 32,344
Stellantis NV ................. 2,076 45,935
1,391,692
Total Common Stocks — 97.3%
(Cost: $ 13,178,890 ) .............................. 15,221,997
Preferred Securities
Preferred Stocks — 0.8%
Germany — 0.8%
Bayerische Motoren Werke AG
(Preference) ............... 80 8,220
Henkel AG & Co. KGaA (Preference) 737 58,549
Porsche Automobil Holding SE
(Preference) ............... 35 1,783
Volkswagen AG (Preference) ...... 410 50,227
118,779
Total Preferred Stocks — 0.8%
(Cost: $ 118,493 ) ................................ 118,779
Total Long-Term Investments — 98 .1%
(Cost: $ 13,297,383 ) .............................. 15,340,776
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.18%
(e) (f)
.... 345,282 345,282
Total Short-Term Securities — 2 .2%
(Cost: $ 345,282 ) ................................ 345,282
Total Investments — 100.3%
(Cost: $ 13,642,665 ) .............................. 15,686,058
Liabilities in Excess of Other Assets — (0.3) % ............ (49,487)
Net Assets — 100.0% .............................. $ 15,636,571

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 330,572 $ 14,710
(a)
$ — $ — $ — $ 345,282 345,282 $ 16,037 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ — —
(a)
— — — — — 25
(c)
—
$ — $ — $ 345,282 $ 16,062 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage International Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index ..................................................... 3 06/21/24 $ 340 $ (7,777)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 7,777 $ — $ — $ — $ 7,777
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 2,349 $ — $ — $ — $ 2,349
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (10,695) $ — $ — $ — $ (10,695)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 270,030
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 834,292 $ — $ 834,292
Austria .............................................. — 114,370 — 114,370
Belgium ............................................. — 94,335 — 94,335
China ............................................... — 47,612 — 47,612

Schedule of Investments
(continued)
April 30, 2024
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Denmark ............................................. $ — $ 727,117 $ — $ 727,117
Finland .............................................. — 83,439 — 83,439
France .............................................. — 1,381,153 — 1,381,153
Germany ............................................ — 1,319,784 — 1,319,784
Hong Kong ........................................... — 219,925 — 219,925
Ireland .............................................. — 14,639 — 14,639
Israel ............................................... — 80,340 — 80,340
Italy ................................................ — 310,079 — 310,079
Japan ............................................... — 3,626,931 — 3,626,931
Luxembourg .......................................... — 118,519 — 118,519
Netherlands ........................................... — 856,094 — 856,094
New Zealand .......................................... 9,504 40,760 — 50,264
Norway .............................................. — 150,751 — 150,751
Singapore ............................................ — 102,846 — 102,846
Spain ............................................... — 531,800 — 531,800
Sweden ............................................. — 538,359 — 538,359
Switzerland ........................................... — 902,138 — 902,138
United Kingdom ........................................ 71,546 1,653,972 — 1,725,518
United States .......................................... — 1,391,692 — 1,391,692
Preferred Securities ....................................... — 118,779 — 118,779
Short-Term Securities
Money Market Funds ...................................... 345,282 — — 345,282
$ 426,332 $ 15,259,726 $ — $ 15,686,058
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (7,777) $ — $ — $ (7,777)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
April 30, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(3-mo. LIBOR USD at 3.20% Floor + 3.20%),
8.76%, 01/10/39
(a) (b)
................ USD 212 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 207,964 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 1.1%
Airbus SE ......................... 14,055 2,312,859
Axon Enterprise, Inc.
(c)
................ 403 126,405
BAE Systems plc .................... 43,794 728,391
Curtiss-Wright Corp. .................. 4,604 1,166,746
Dassault Aviation SA ................. 817 174,878
General Dynamics Corp. ............... 7,993 2,294,710
General Electric Co. .................. 12,875 2,083,432
Lockheed Martin Corp. ................ 10,202 4,743,216
Mercury Systems, Inc.
(c)
............... 1,063 29,977
Northrop Grumman Corp. .............. 2,785 1,350,809
Rheinmetall AG ..................... 2,290 1,261,893
Rolls-Royce Holdings plc
(c)
............. 66,769 342,393
Safran SA ......................... 7,398 1,604,123
Spirit AeroSystems Holdings, Inc. , Class A
(c)
.. 2,281 72,992
Textron, Inc. ....................... 7,271 615,054
Thales SA ......................... 1,589 267,059
19,174,937
Automobile Components — 0.2%
Aptiv plc
(c)
......................... 1,775 126,025
Cie Generale des Etablissements Michelin SCA 10,704 411,233
Denso Corp. ....................... 119,800 2,041,766
Magna International, Inc. ............... 2,259 107,974
Phinia, Inc. ........................ 924 36,036
QuantumScape Corp. , Class A
(c)
.......... 6,700 36,314
2,759,348
Automobiles — 1.4%
Bayerische Motoren Werke AG .......... 8,335 908,093
Ferrari NV ........................ 1,361 559,745
General Motors Co. .................. 32,670 1,454,795
Honda Motor Co. Ltd. ................. 428,700 4,877,569
Lucid Group, Inc.
(c) (d)
.................. 14,757 37,630
Mazda Motor Corp. .................. 10,500 118,855
Mercedes-Benz Group AG .............. 21,540 1,629,304
Nissan Motor Co. Ltd. ................. 115,300 421,964
Renault SA ........................ 3,825 189,465
Stellantis NV ....................... 39,014 863,243
Subaru Corp. ...................... 11,100 247,852
Tesla, Inc.
(c)
........................ 46,282 8,482,565
Toyota Motor Corp. .................. 194,400 4,433,991
24,225,071
Banks — 2.8%
ABN AMRO Bank NV , CVA
(b) (e)
........... 86,002 1,377,628
ANZ Group Holdings Ltd. .............. 12,990 234,391
Banco Bilbao Vizcaya Argentaria SA ....... 115,610 1,250,203
Banco de Sabadell SA ................ 72,759 138,985
Banco Santander SA ................. 279,580 1,360,333
Bank of America Corp. ................ 177,752 6,578,601
Bank of Ireland Group plc .............. 11,494 122,634
Banque Cantonale Vaudoise (Registered) ... 2,110 220,652
Barclays plc ....................... 254,363 641,324
BAWAG Group AG
(b) (e)
................ 3,088 184,387
BNP Paribas SA .................... 21,210 1,526,311
Security
Shares
Shares Value
Banks (continued)
BOC Hong Kong Holdings Ltd. ........... 213,000 $ 652,865
BOK Financial Corp. .................. 548 48,624
CaixaBank SA ...................... 40,389 212,994
Citigroup, Inc. ...................... 12,713 779,688
Citizens Financial Group, Inc. ........... 4,112 140,260
Commerzbank AG ................... 61,005 906,665
Credit Agricole SA ................... 18,929 292,893
DBS Group Holdings Ltd. .............. 32,560 828,893
FinecoBank Banca Fineco SpA .......... 23,610 361,700
First Hawaiian, Inc. .................. 2,519 53,126
Hang Seng Bank Ltd. ................. 53,400 704,163
HSBC Holdings plc .................. 341,386 2,959,118
Huntington Bancshares, Inc. ............ 25,416 342,353
ING Groep NV ...................... 11,057 174,814
Intesa Sanpaolo SpA ................. 599,821 2,245,132
JPMorgan Chase & Co. ............... 40,230 7,713,700
KeyCorp .......................... 16,165 234,231
Mitsubishi UFJ Financial Group, Inc. ....... 417,700 4,160,859
Mizuho Financial Group, Inc. ............ 104,950 2,028,590
National Australia Bank Ltd. ............. 24,813 537,885
NatWest Group plc ................... 127,353 480,679
New York Community Bancorp, Inc. ....... 12,526 33,194
NU Holdings Ltd. , Class A
(c)
............. 46,095 500,592
Regions Financial Corp. ............... 13,733 264,635
Resona Holdings, Inc. ................ 50,100 316,820
Societe Generale SA ................. 8,844 238,302
Standard Chartered plc ................ 43,427 373,105
Sumitomo Mitsui Financial Group, Inc. ...... 57,100 3,243,498
Sumitomo Mitsui Trust Holdings, Inc. ....... 41,300 868,326
TFS Financial Corp. .................. 942 11,313
Toronto-Dominion Bank (The) ........... 9,711 576,107
Truist Financial Corp. ................. 22,194 833,385
UniCredit SpA ...................... 40,056 1,470,230
United Overseas Bank Ltd. ............. 15,900 352,834
Wells Fargo & Co. ................... 12,579 746,186
Westpac Banking Corp. ............... 18,111 300,757
49,623,965
Beverages — 0.4%
Brown-Forman Corp. , Class A ........... 970 47,598
Coca-Cola Co. (The) ................. 32,615 2,014,628
Coca-Cola HBC AG .................. 12,063 389,378
Diageo plc ........................ 34,042 1,176,481
Monster Beverage Corp.
(c)
.............. 39,826 2,128,700
Pernod Ricard SA ................... 3,592 543,261
6,300,046
Biotechnology — 1.9%
AbbVie, Inc. ....................... 52,532 8,543,804
Alkermes plc
(c)
...................... 5,474 134,332
Alnylam Pharmaceuticals, Inc.
(c)
.......... 5,170 744,222
Amgen, Inc. ....................... 16,966 4,647,666
Biogen, Inc.
(c)
...................... 4,691 1,007,721
BioMarin Pharmaceutical, Inc.
(c)
.......... 7,461 602,550
CSL Ltd. .......................... 10,066 1,788,488
Exact Sciences Corp.
(c)
................ 8,990 533,556
Exelixis, Inc.
(c)
...................... 6,208 145,640
Genmab A/S
(c)
...................... 2,875 798,187
Gilead Sciences, Inc. ................. 53,367 3,479,528
Halozyme Therapeutics, Inc.
(c)
........... 5,859 223,228
Incyte Corp.
(c)
...................... 40,703 2,118,591
Moderna, Inc.
(c)
..................... 5,847 644,983
Natera, Inc.
(c)
....................... 1,849 171,735
Neurocrine Biosciences, Inc.
(c)
........... 3,573 491,430
Regeneron Pharmaceuticals, Inc.
(c)
........ 3,147 2,802,907
Sarepta Therapeutics, Inc.
(c)
............ 3,694 467,882

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.
(c)
......... 1,557 $ 66,235
United Therapeutics Corp.
(c)
............. 4,162 975,281
Vertex Pharmaceuticals, Inc.
(c)
........... 7,844 3,081,202
33,469,168
Broadline Retail — 2.6%
Amazon.com, Inc.
(c)
.................. 218,684 38,269,700
Coupang, Inc. , Class A
(c)
............... 21,604 486,090
eBay, Inc. ......................... 49,535 2,553,034
Etsy, Inc.
(c)
........................ 7,830 537,686
Kohl's Corp. ....................... 2,189 52,405
MercadoLibre, Inc.
(c)
.................. 698 1,018,173
Nordstrom, Inc. ..................... 2,260 42,963
Prosus NV ........................ 32,698 1,094,073
Wesfarmers Ltd. .................... 33,185 1,421,619
45,475,743
Building Products — 1.1%
A O Smith Corp. .................... 6,482 536,969
Advanced Drainage Systems, Inc. ........ 6,065 952,205
Assa Abloy AB , Class B ............... 95,827 2,531,885
AZEK Co., Inc. (The) , Class A
(c)
.......... 20,316 927,222
Builders FirstSource, Inc.
(c)
............. 10,560 1,930,579
Carlisle Cos., Inc. ................... 2,937 1,140,290
Carrier Global Corp. .................. 7,543 463,819
Cie de Saint-Gobain SA ............... 7,830 619,217
Daikin Industries Ltd. ................. 1,700 232,035
Fortune Brands Innovations, Inc. ......... 20,378 1,489,632
Hayward Holdings, Inc.
(c)
............... 2,629 35,702
Kingspan Group plc .................. 1,676 149,076
Lennox International, Inc. .............. 2,410 1,116,842
Masco Corp. ....................... 28,623 1,959,244
Nibe Industrier AB , Class B ............. 30,006 138,455
Owens Corning ..................... 6,615 1,112,709
Trane Technologies plc ................ 9,958 3,160,072
Trex Co., Inc.
(c)
..................... 13,085 1,158,677
19,654,630
Capital Markets — 1.4%
3i Group plc ....................... 27,177 970,965
abrdn plc ......................... 31,728 57,859
Amundi SA
(b) (e)
...................... 2,815 196,387
Ares Management Corp. , Class A ......... 3,295 438,531
Blackstone, Inc. , Class A ............... 14,060 1,639,537
Brookfield Corp. , Class A ............... 3,435 137,784
Carlyle Group, Inc. (The) ............... 4,158 186,278
Charles Schwab Corp. (The) ............ 28,576 2,113,195
CME Group, Inc. , Class A .............. 2,258 473,367
Coinbase Global, Inc. , Class A
(c)
.......... 3,133 638,913
Daiwa Securities Group, Inc. ............ 55,700 409,343
Deutsche Bank AG (Registered) .......... 35,620 568,941
Deutsche Boerse AG ................. 5,464 1,053,415
Euronext NV
(b) (e)
..................... 2,891 260,337
Franklin Resources, Inc. ............... 10,647 243,177
Hargreaves Lansdown plc .............. 17,654 178,400
Hong Kong Exchanges & Clearing Ltd. ..... 20,300 645,021
Japan Exchange Group, Inc. ............ 14,900 348,966
KKR & Co., Inc. ..................... 15,842 1,474,415
London Stock Exchange Group plc ........ 10,115 1,115,079
Macquarie Group Ltd. ................. 6,982 836,014
Moody's Corp. ...................... 5,133 1,900,904
MSCI, Inc. ........................ 5,550 2,585,134
Nasdaq, Inc. ....................... 7,290 436,306
Nomura Holdings, Inc. ................ 110,900 631,019
Partners Group Holding AG ............. 854 1,098,727
S&P Global, Inc. .................... 6,585 2,738,241
Security
Shares
Shares Value
Capital Markets (continued)
SBI Holdings, Inc. ................... 14,800 $ 360,352
Schroders plc ...................... 67,265 294,895
SEI Investments Co. .................. 2,388 157,489
St. James's Place plc ................. 19,183 103,805
UBS Group AG (Registered) ............ 21,964 576,847
Virtu Financial, Inc. , Class A ............. 1,678 36,413
XP, Inc. , Class A .................... 6,397 130,947
25,037,003
Chemicals — 0.3%
Air Liquide SA ...................... 6,740 1,318,200
Arkema SA ........................ 2,623 270,659
Chemours Co. (The) .................. 2,944 78,752
Croda International plc ................ 3,304 189,242
Ginkgo Bioworks Holdings, Inc. , Class A
(c) (d)
.. 29,587 26,365
Linde plc ......................... 5,344 2,356,490
NewMarket Corp. .................... 123 64,811
RPM International, Inc. ................ 1,455 155,554
Scotts Miracle-Gro Co. (The) ............ 829 56,820
Shin-Etsu Chemical Co. Ltd. ............ 31,100 1,203,848
5,720,741
Commercial Services & Supplies — 1.1%
Brambles Ltd. ...................... 113,697 1,069,622
Cintas Corp. ....................... 6,818 4,488,562
Clean Harbors, Inc.
(c)
................. 1,994 377,763
Copart, Inc.
(c)
....................... 18,092 982,577
Driven Brands Holdings, Inc.
(c)
........... 1,205 17,268
GFL Environmental, Inc. ............... 8,439 269,295
MSA Safety, Inc. .................... 730 131,692
RB Global, Inc. ..................... 3,581 256,328
Republic Services, Inc. ................ 16,777 3,216,151
Rollins, Inc. ........................ 2,728 121,560
Stericycle, Inc.
(c)
.................... 1,824 81,588
Veralto Corp. ....................... 11,818 1,107,110
Vestis Corp. ....................... 2,320 42,734
Waste Connections, Inc. ............... 10,426 1,689,950
Waste Management, Inc. ............... 27,210 5,660,224
19,512,424
Communications Equipment — 0.4%
Arista Networks, Inc.
(c)
................ 8,061 2,068,130
Ciena Corp.
(c)
...................... 6,173 285,378
F5, Inc.
(c)
......................... 6,003 992,356
Juniper Networks, Inc. ................ 6,274 218,461
Lumentum Holdings, Inc.
(c)
............. 1,324 57,938
Motorola Solutions, Inc. ............... 9,131 3,096,779
Ubiquiti, Inc. ....................... 82 8,821
Viasat, Inc.
(c)
....................... 2,315 36,832
6,764,695
Construction & Engineering — 0.9%
AECOM .......................... 33,391 3,083,993
Bouygues SA ...................... 5,267 194,117
Comfort Systems USA, Inc. ............. 572 176,982
Eiffage SA ........................ 3,884 414,417
EMCOR Group, Inc. .................. 4,775 1,705,487
Ferrovial SE
(d)
...................... 33,625 1,209,335
Fluor Corp.
(c)
....................... 4,112 165,837
Kajima Corp. ....................... 12,900 247,126
MasTec, Inc.
(c)
...................... 7,456 661,273
MDU Resources Group, Inc. ............ 4,002 98,849
Obayashi Corp. ..................... 27,400 305,806
Quanta Services, Inc. ................. 17,867 4,619,691
Shimizu Corp. ...................... 61,800 382,817
Skanska AB , Class B ................. 23,787 408,621
Stantec, Inc. ....................... 1,338 106,533

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Taisei Corp. ....................... 11,800 $ 432,003
Vinci SA .......................... 8,731 1,023,064
WillScot Mobile Mini Holdings Corp.
(c) (d)
..... 15,618 577,241
WSP Global, Inc. .................... 1,149 174,347
15,987,539
Construction Materials — 0.7%
CRH plc .......................... 27,216 2,107,630
Heidelberg Materials AG ............... 12,053 1,212,961
Holcim AG
(c)
....................... 36,908 3,089,487
James Hardie Industries plc , CDI
(c)
........ 53,018 1,822,650
Summit Materials, Inc. , Class A
(c)
......... 9,553 371,612
Vulcan Materials Co. ................. 11,442 2,947,802
11,552,142
Consumer Finance — 0.1%
American Express Co. ................ 5,643 1,320,631
Capital One Financial Corp. ............. 4,113 589,928
Synchrony Financial .................. 9,548 419,921
2,330,480
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc. , Class A ........... 8,251 168,320
Costco Wholesale Corp. ............... 8,240 5,956,696
Grocery Outlet Holding Corp.
(c)
........... 1,880 48,824
Kroger Co. (The) .................... 7,033 389,488
Target Corp. ....................... 6,836 1,100,459
Walmart, Inc. ....................... 59,907 3,555,481
Woolworths Group Ltd. ................ 42,743 876,963
12,096,231
Containers & Packaging — 0.3%
Amcor plc ......................... 221,575 1,980,880
Ardagh Metal Packaging SA ............ 2,841 11,222
Ball Corp. ......................... 5,528 384,583
International Paper Co. ................ 17,406 608,166
Packaging Corp. of America ............ 4,569 790,346
Sealed Air Corp. .................... 12,525 394,287
Silgan Holdings, Inc. .................. 1,598 74,563
WestRock Co. ...................... 15,838 759,590
5,003,637
Distributors — 0.0%
Pool Corp. ........................ 740 268,272
Diversified Consumer Services — 0.0%
ADT, Inc. ......................... 5,066 32,929
Grand Canyon Education, Inc.
(c)
.......... 589 76,582
Mister Car Wash, Inc.
(c)
................ 1,428 9,553
119,064
Diversified REITs — 0.0%
Land Securities Group plc .............. 16,160 130,606
Diversified Telecommunication Services — 0.0%
Iridium Communications, Inc. ............ 2,429 74,789
Electric Utilities — 0.4%
Acciona SA ........................ 1,051 121,502
CK Infrastructure Holdings Ltd. ........... 101,000 570,563
CLP Holdings Ltd. ................... 43,000 338,241
Endesa SA ........................ 8,292 151,210
Enel SpA ......................... 191,664 1,259,700
Hawaiian Electric Industries, Inc. ......... 2,171 21,384
Iberdrola SA ....................... 134,757 1,652,333
IDACORP, Inc. ..................... 1,000 94,780
Origin Energy Ltd. ................... 32,403 204,509
Power Assets Holdings Ltd. ............. 156,000 894,840
SSE plc .......................... 29,172 606,381
Security
Shares
Shares Value
Electric Utilities (continued)
Terna - Rete Elettrica Nazionale .......... 33,640 $ 269,521
6,184,964
Electrical Equipment — 0.7%
ABB Ltd. (Registered) ................. 62,457 3,034,688
AMETEK, Inc. ...................... 14,495 2,531,697
Atkore, Inc. ........................ 723 126,742
ChargePoint Holdings, Inc. , Class A
(c) (d)
..... 6,701 8,912
Eaton Corp. plc ..................... 5,484 1,745,338
Fuji Electric Co. Ltd. .................. 3,600 223,934
GE Vernova, Inc.
(c)
................... 5,103 784,382
Legrand SA ....................... 8,372 860,362
Mitsubishi Electric Corp. ............... 13,200 230,075
Plug Power, Inc.
(c)
................... 10,414 24,056
Schneider Electric SE ................. 13,229 3,016,388
Sunrun, Inc.
(c)
...................... 4,226 43,486
12,630,060
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.
(c)
............... 4,142 528,809
Avnet, Inc. ........................ 3,058 149,445
Azbil Corp. ........................ 6,900 192,717
Crane NXT Co. ..................... 953 57,952
Flex Ltd.
(c)
......................... 43,047 1,233,297
Hexagon AB , Class B ................. 42,525 444,853
IPG Photonics Corp.
(c)
................ 594 49,884
Keyence Corp. ..................... 5,700 2,506,688
Keysight Technologies, Inc.
(c)
............ 1,673 247,504
Littelfuse, Inc. ...................... 480 110,707
Murata Manufacturing Co. Ltd. ........... 37,600 687,034
TD SYNNEX Corp. ................... 10,885 1,282,688
TE Connectivity Ltd. .................. 30,953 4,379,230
11,870,808
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A ............. 63,504 2,071,501
Halliburton Co. ..................... 17,371 650,891
Schlumberger NV ................... 89,468 4,247,941
Tenaris SA ........................ 12,943 214,947
7,185,280
Entertainment — 0.6%
AMC Entertainment Holdings, Inc. , Class A
(c) (d)
4,877 14,290
Electronic Arts, Inc. .................. 4,463 565,998
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
........................... 471 29,329
Liberty Media Corp.-Liberty Formula One , Class
C
(c)
........................... 7,090 496,087
Liberty Media Corp.-Liberty Live , Class A
(c)
... 388 13,914
Liberty Media Corp.-Liberty Live , Class C
(c)
.. 925 34,521
Madison Square Garden Sports Corp.
(c)
..... 368 68,419
Netflix, Inc.
(c)
....................... 9,441 5,198,592
Nintendo Co. Ltd. .................... 20,300 990,011
Playtika Holding Corp. ................ 439 3,183
ROBLOX Corp. , Class A
(c)
.............. 6,949 247,106
Spotify Technology SA
(c)
............... 5,167 1,449,033
Toho Co. Ltd. ...................... 9,400 314,922
Walt Disney Co. (The) ................ 6,948 771,923
Warner Bros Discovery, Inc.
(c)
............ 121,445 893,835
11,091,163
Financial Services — 2.9%
Adyen NV
(b) (c) (e)
..................... 649 777,502
Berkshire Hathaway, Inc. , Class B
(c)
....... 34,399 13,647,115
Block, Inc. , Class A
(c)
................. 15,096 1,102,008
Edenred SE ....................... 5,256 249,407
EXOR NV ......................... 4,263 465,415

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Fidelity National Information Services, Inc. ... 4,198 $ 285,128
Fiserv, Inc.
(c)
....................... 13,076 1,996,313
Global Payments, Inc. ................ 5,541 680,269
Groupe Bruxelles Lambert NV ........... 3,635 269,826
Industrivarden AB , Class C ............. 7,683 247,007
Investor AB , Class B .................. 130,893 3,205,931
Jack Henry & Associates, Inc. ........... 1,554 252,820
L E Lundbergforetagen AB , Class B ....... 6,808 335,552
M&G plc .......................... 76,477 191,462
Mastercard, Inc. , Class A ............... 38,974 17,585,069
NCR Atleos Corp.
(c)
.................. 1,278 25,471
Nexi SpA
(b) (c) (e)
...................... 31,497 183,254
ORIX Corp. ........................ 45,600 933,223
PayPal Holdings, Inc.
(c)
................ 15,738 1,068,925
UWM Holdings Corp. , Class A ........... 1,746 11,000
Visa, Inc. , Class A ................... 29,366 7,888,001
WEX, Inc.
(c)
........................ 491 103,729
51,504,427
Food Products — 0.8%
Archer-Daniels-Midland Co. ............. 29,910 1,754,521
Bunge Global SA .................... 7,662 779,685
Chocoladefabriken Lindt & Spruengli AG .... 16 184,304
Chocoladefabriken Lindt & Spruengli AG
(Registered) ..................... 7 807,819
Kerry Group plc , Class A ............... 1,829 157,401
Mondelez International, Inc. , Class A ....... 21,046 1,514,049
Nestle SA (Registered) ................ 59,329 5,956,643
Nissin Foods Holdings Co. Ltd. .......... 4,500 120,085
Pilgrim's Pride Corp.
(c)
................. 814 29,320
Post Holdings, Inc.
(c)
.................. 19,682 2,089,244
Seaboard Corp. ..................... 4 13,240
Tyson Foods, Inc. , Class A ............. 5,669 343,825
WK Kellogg Co. ..................... 1,287 30,039
13,780,175
Gas Utilities — 0.0%
National Fuel Gas Co. ................ 1,760 93,456
Snam SpA ........................ 47,547 217,540
310,996
Ground Transportation — 0.1%
Central Japan Railway Co. ............. 20,700 473,367
Hertz Global Holdings, Inc.
(c)
............ 2,601 11,835
Schneider National, Inc. , Class B ......... 1,068 22,086
Uber Technologies, Inc.
(c)
.............. 16,684 1,105,649
U-Haul Holding Co.
(c)
................. 153 9,674
1,622,611
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories .................. 5,813 616,003
Alcon, Inc. ........................ 5,254 402,860
Becton Dickinson & Co. ............... 3,184 746,966
Cochlear Ltd. ...................... 564 117,655
Dexcom, Inc.
(c)
...................... 5,067 645,485
Enovis Corp.
(c)
...................... 1,039 57,384
EssilorLuxottica SA .................. 6,569 1,400,719
Hoya Corp. ........................ 1,300 150,722
ICU Medical, Inc.
(c)
................... 401 39,266
IDEXX Laboratories, Inc.
(c)
.............. 1,449 714,009
Integra LifeSciences Holdings Corp.
(c)
...... 1,351 39,409
Intuitive Surgical, Inc.
(c)
................ 1,343 497,743
Medtronic plc ...................... 37,808 3,033,714
Novocure Ltd.
(c)
..................... 2,079 25,447
QuidelOrtho Corp.
(c)
.................. 1,058 42,902
Stryker Corp. ...................... 4,496 1,512,904
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.
(c)
........... 1,276 $ 46,816
10,090,004
Health Care Providers & Services — 0.8%
agilon health, Inc.
(c)
.................. 5,755 31,652
Amedisys, Inc.
(c)
.................... 635 58,452
Cardinal Health, Inc. .................. 5,743 591,759
Cigna Group (The) ................... 4,688 1,673,804
CVS Health Corp. ................... 5,526 374,165
DaVita, Inc.
(c)
....................... 3,045 423,285
HCA Healthcare, Inc. ................. 12,348 3,825,657
McKesson Corp. .................... 4,489 2,411,536
Premier, Inc. , Class A ................. 2,349 49,047
UnitedHealth Group, Inc. ............... 10,684 5,167,851
14,607,208
Health Care REITs — 0.0%
Medical Properties Trust, Inc. ............ 11,757 54,082
Health Care Technology — 0.1%
(c)
Certara, Inc. ....................... 2,365 40,465
Teladoc Health, Inc. .................. 3,266 41,642
Veeva Systems, Inc. , Class A ............ 4,649 923,105
1,005,212
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. ............. 4,117 66,407
Hotels, Restaurants & Leisure — 0.3%
Aristocrat Leisure Ltd. ................. 7,254 185,122
Booking Holdings, Inc. ................ 543 1,874,452
Carnival Corp.
(c)
..................... 19,926 295,303
DoorDash, Inc. , Class A
(c)
.............. 1,351 174,630
Evolution AB
(b) (e)
..................... 1,205 133,135
Flight Centre Travel Group Ltd. .......... 7,963 108,233
Flutter Entertainment plc
(c)
.............. 2,936 543,920
Galaxy Entertainment Group Ltd. ......... 46,000 206,397
Marriott Vacations Worldwide Corp. ........ 693 66,604
Oriental Land Co. Ltd. ................ 8,900 245,566
Penn Entertainment, Inc.
(c)
.............. 2,964 49,025
Royal Caribbean Cruises Ltd.
(c)
.......... 2,096 292,665
Travel + Leisure Co. .................. 1,396 60,782
Wendy's Co. (The) ................... 3,333 66,627
4,302,461
Household Durables — 0.4%
Barratt Developments plc .............. 63,317 357,749
Berkeley Group Holdings plc ............ 7,650 449,251
DR Horton, Inc. ..................... 20,718 2,952,108
Leggett & Platt, Inc. .................. 2,624 47,416
Lennar Corp. , Class A ................. 2,929 444,095
Lennar Corp. , Class B ................ 257 36,080
Newell Brands, Inc. .................. 7,534 59,820
NVR, Inc.
(c)
........................ 14 104,144
Panasonic Holdings Corp. .............. 36,200 315,970
Persimmon plc ..................... 7,491 121,302
PulteGroup, Inc. .................... 9,449 1,052,807
Sekisui House Ltd. ................... 16,500 379,176
Sony Group Corp. ................... 11,700 967,021
Taylor Wimpey plc ................... 237,023 388,392
7,675,331
Household Products — 1.4%
Colgate-Palmolive Co. ................ 72,352 6,650,596
Essity AB , Class B ................... 8,162 203,640
Henkel AG & Co. KGaA ............... 4,610 331,498
Kimberly-Clark Corp. ................. 48,212 6,582,385
Procter & Gamble Co. (The) ............ 60,396 9,856,627

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Reckitt Benckiser Group plc ............. 12,773 $ 714,100
Reynolds Consumer Products, Inc. ........ 1,076 30,806
Spectrum Brands Holdings, Inc. .......... 598 48,958
24,418,610
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 88,034 1,575,809
Brookfield Renewable Corp. ............ 2,639 61,330
Clearway Energy, Inc. , Class A ........... 687 14,915
Clearway Energy, Inc. , Class C .......... 1,456 34,041
1,686,095
Industrial Conglomerates — 0.4%
CK Hutchison Holdings Ltd. ............. 82,500 400,684
Hikari Tsushin, Inc. ................... 2,000 325,044
Hitachi Ltd. ........................ 18,700 1,725,275
Jardine Cycle & Carriage Ltd.
(d)
.......... 15,600 301,053
Jardine Matheson Holdings Ltd. .......... 5,200 199,524
Keppel Ltd. ........................ 140,900 704,770
Siemens AG (Registered) .............. 19,185 3,593,994
7,250,344
Industrial REITs — 0.0%
Nippon Prologis REIT, Inc. .............. 14 24,198
Segro plc ......................... 25,857 271,967
296,165
Insurance — 2.3%
Ageas SA ......................... 11,722 538,058
AIA Group Ltd. ..................... 267,800 1,961,463
Allianz SE (Registered) ................ 493 139,906
Aon plc , Class A .................... 12,195 3,439,112
Arch Capital Group Ltd.
(c)
.............. 11,971 1,119,767
Assicurazioni Generali SpA ............. 9,787 238,631
Assured Guaranty Ltd. ................ 1,087 83,373
AXA SA .......................... 32,526 1,123,825
Axis Capital Holdings Ltd. .............. 25,524 1,565,387
Brighthouse Financial, Inc.
(c) (d)
........... 1,259 60,747
Cincinnati Financial Corp. .............. 9,835 1,137,811
CNA Financial Corp. .................. 516 22,673
Globe Life, Inc. ..................... 15,892 1,210,494
Hanover Insurance Group, Inc. (The) ...... 703 91,264
Hartford Financial Services Group, Inc. (The) . 19,097 1,850,308
Kemper Corp. ...................... 1,192 69,506
Marsh & McLennan Cos., Inc. ........... 25,875 5,160,251
MS&AD Insurance Group Holdings, Inc. .... 40,000 719,162
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 3,429 1,508,103
NN Group NV ...................... 53,299 2,458,730
Power Corp. of Canada ............... 13,160 350,640
Principal Financial Group, Inc. ........... 22,756 1,800,910
Progressive Corp. (The) ............... 20,077 4,181,035
Prudential plc ...................... 43,090 374,769
QBE Insurance Group Ltd. ............. 88,145 1,008,288
Reinsurance Group of America, Inc. ....... 16,355 3,058,221
RLI Corp. ......................... 797 112,656
Sompo Holdings, Inc. ................. 17,400 344,348
Tokio Marine Holdings, Inc. ............. 51,300 1,621,408
Travelers Cos., Inc. (The) .............. 4,857 1,030,461
Unum Group ....................... 26,041 1,320,279
White Mountains Insurance Group Ltd. ..... 49 87,129
39,788,715
Interactive Media & Services — 3.6%
Adevinta ASA
(c)
..................... 6,578 67,151
Alphabet, Inc. , Class A
(c)
............... 141,216 22,987,140
Alphabet, Inc. , Class C
(c)
............... 111,920 18,426,509
Security
Shares
Shares Value
Interactive Media & Services (continued)
Auto Trader Group plc
(b) (e)
.............. 15,459 $ 134,022
LY Corp. .......................... 73,100 175,633
Meta Platforms, Inc. , Class A ............ 48,453 20,843,027
Pinterest, Inc. , Class A
(c)
............... 17,230 576,343
TripAdvisor, Inc.
(c)
.................... 2,130 56,083
63,265,908
IT Services — 1.1%
Accenture plc , Class A ................ 1,463 440,231
Akamai Technologies, Inc.
(c)
............. 10,098 1,019,191
Amdocs Ltd. ....................... 1,603 134,636
Bechtle AG ........................ 4,418 213,211
Capgemini SE ...................... 2,296 482,576
Cloudflare, Inc. , Class A
(c)
.............. 11,141 973,723
Fujitsu Ltd. ........................ 50,300 777,042
Gartner, Inc.
(c)
...................... 2,739 1,130,084
Globant SA
(c)
....................... 822 146,801
GoDaddy, Inc. , Class A
(c)
............... 20,752 2,539,630
MongoDB, Inc. , Class A
(c)
.............. 998 364,450
NEC Corp. ........................ 5,200 376,490
Nomura Research Institute Ltd. .......... 18,100 437,982
Obic Co. Ltd. ....................... 5,200 668,026
Otsuka Corp. ...................... 37,400 743,816
SCSK Corp. ....................... 17,500 318,136
Shopify, Inc. , Class A
(c)
................ 20,095 1,410,803
Snowflake, Inc. , Class A
(c)
.............. 10,058 1,561,002
TIS, Inc. .......................... 9,300 198,616
VeriSign, Inc.
(c)
..................... 24,980 4,233,610
Wix.com Ltd.
(c)
...................... 3,703 440,176
18,610,232
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(c)
........ 6,650 20,681
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc. .............. 28,845 3,952,919
Azenta, Inc.
(c)
...................... 1,088 57,076
Bio-Rad Laboratories, Inc. , Class A
(c)
....... 373 100,617
Danaher Corp. ..................... 12,902 3,181,891
Eurofins Scientific SE ................. 3,330 204,092
Fortrea Holdings, Inc.
(c)
................ 1,745 63,850
Illumina, Inc.
(c)
...................... 1,949 239,824
IQVIA Holdings, Inc.
(c)
................. 2,470 572,472
Lonza Group AG (Registered) ........... 2,230 1,230,946
Maravai LifeSciences Holdings, Inc. , Class A
(c)
2,176 17,843
Medpace Holdings, Inc.
(c)
.............. 621 241,165
Mettler-Toledo International, Inc.
(c)
......... 2,355 2,895,944
QIAGEN NV
(c)
...................... 4,104 173,722
Sartorius Stedim Biotech ............... 989 212,998
Sotera Health Co.
(c)
.................. 2,452 27,462
Thermo Fisher Scientific, Inc. ............ 9,561 5,437,532
West Pharmaceutical Services, Inc. ....... 2,342 837,218
19,447,571
Machinery — 1.0%
Alstom SA ........................ 9,354 147,494
Atlas Copco AB , Class A ............... 91,300 1,599,219
Atlas Copco AB , Class B ............... 9,882 148,173
Caterpillar, Inc. ..................... 4,705 1,574,152
Daimler Truck Holding AG .............. 2,564 115,627
Esab Corp. ........................ 1,118 118,374
FANUC Corp. ...................... 12,900 382,089
Flowserve Corp. .................... 2,506 118,183
Gates Industrial Corp. plc
(c)
............. 3,265 57,529
GEA Group AG
(c)
.................... 4,440 179,198
Graco, Inc. ........................ 3,229 258,966
Ingersoll Rand, Inc. .................. 3,543 330,633

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
ITT, Inc. .......................... 3,680 $ 475,971
Komatsu Ltd. ...................... 55,500 1,657,016
Kubota Corp. ...................... 40,700 652,817
Oshkosh Corp. ..................... 1,014 113,842
Otis Worldwide Corp. ................. 36,581 3,336,187
Parker-Hannifin Corp. ................. 3,806 2,073,927
Pentair plc ........................ 2,582 204,210
Schindler Holding AG ................. 2,095 522,192
Techtronic Industries Co. Ltd. ............ 30,500 421,489
Toyota Industries Corp. ................ 4,100 389,610
Trelleborg AB , Class B ................ 8,223 289,799
VAT Group AG
(b) (e)
................... 231 115,006
Volvo AB , Class B ................... 35,462 902,621
Xylem, Inc. ........................ 13,928 1,820,390
18,004,714
Media — 0.5%
Cable One, Inc. ..................... 111 43,717
Charter Communications, Inc. , Class A
(c)
.... 3,325 851,001
Comcast Corp. , Class A ............... 97,177 3,703,415
Fox Corp. , Class B ................... 14,523 416,520
Informa plc ........................ 53,512 529,763
Liberty Broadband Corp. , Class A
(c)
........ 327 16,393
Liberty Media Corp.-Liberty SiriusXM
(c)
..... 19,669 473,236
Liberty Media Corp.-Liberty SiriusXM , Class A
(c)
1,471 35,392
News Corp. , Class B ................. 2,306 56,589
Paramount Global , Class A ............. 173 3,579
Paramount Global , Class B ............. 65,989 751,615
Publicis Groupe SA .................. 3,902 430,573
Sirius XM Holdings, Inc.
(d)
.............. 258,971 761,375
Vivendi SE ........................ 25,669 261,148
WPP plc .......................... 13,380 134,110
8,468,426
Metals & Mining — 1.2%
Anglo American plc .................. 25,948 847,915
Antofagasta plc ..................... 12,120 332,473
ArcelorMittal SA ..................... 73,806 1,843,884
Barrick Gold Corp. ................... 12,609 209,562
BHP Group Ltd. ..................... 45,807 1,256,308
Cleveland-Cliffs, Inc.
(c)
................ 49,400 834,860
Endeavour Mining plc ................. 21,627 457,911
Evolution Mining Ltd. ................. 134,616 347,145
Fortescue Ltd. ...................... 163,180 2,704,618
Franco-Nevada Corp. ................. 8,194 986,387
Glencore plc ....................... 246,847 1,436,295
JFE Holdings, Inc. ................... 59,700 891,066
MP Materials Corp. , Class A
(c)
........... 2,060 32,960
Newmont Corp. ..................... 41,323 1,679,367
Nippon Steel Corp. ................... 75,500 1,692,629
Northern Star Resources Ltd. ............ 106,755 1,011,902
Nucor Corp. ....................... 7,451 1,255,717
Reliance, Inc. ...................... 3,556 1,012,464
Rio Tinto plc ....................... 14,660 991,907
Royal Gold, Inc. ..................... 1,197 143,796
Southern Copper Corp. ................ 1,682 196,239
SSR Mining, Inc. .................... 4,029 21,595
Steel Dynamics, Inc. .................. 3,649 474,808
United States Steel Corp. .............. 4,365 159,323
Wheaton Precious Metals Corp. .......... 8,398 437,515
21,258,646
Multi-Utilities — 0.2%
Centrica plc ....................... 95,180 151,933
Engie SA
(c)
........................ 11,338 196,835
National Grid plc .................... 76,158 998,977
Security
Shares
Shares Value
Multi-Utilities (continued)
NiSource, Inc. ...................... 21,590 $ 601,497
Veolia Environnement SA .............. 22,574 701,774
2,651,016
Office REITs — 0.0%
Dexus
(f)
.......................... 20,230 91,889
Gecina SA ........................ 1,657 169,183
Highwoods Properties, Inc. ............. 2,061 53,998
NET Lease Office Properties ............ 269 6,149
321,219
Oil, Gas & Consumable Fuels — 2.6%
BP plc ........................... 300,200 1,934,980
Canadian Natural Resources Ltd. ......... 5,979 453,078
Cheniere Energy, Inc. ................. 4,088 645,168
Chevron Corp. ...................... 32,277 5,205,312
ConocoPhillips ..................... 40,126 5,040,628
Devon Energy Corp. .................. 36,649 1,875,696
Eni SpA .......................... 56,546 908,224
EOG Resources, Inc. ................. 26,389 3,486,779
Equinor ASA ....................... 24,366 648,340
Exxon Mobil Corp. ................... 81,719 9,664,906
Hess Corp. ........................ 20,824 3,279,572
Marathon Petroleum Corp. ............. 5,592 1,016,178
Matador Resources Co. ............... 939 58,500
Pioneer Natural Resources Co. .......... 4,592 1,236,717
Repsol SA ........................ 16,670 261,653
Shell plc .......................... 121,155 4,306,893
Targa Resources Corp. ................ 4,359 497,187
TotalEnergies SE .................... 42,288 3,070,055
Valero Energy Corp. .................. 5,151 823,490
Woodside Energy Group Ltd. ............ 8,584 153,800
44,567,156
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 11,826 865,545
Passenger Airlines — 0.0%
(c)
American Airlines Group, Inc. ............ 14,635 197,719
United Airlines Holdings, Inc. ............ 4,713 242,531
440,250
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The) , Class A ..... 7,668 1,124,972
Haleon plc ........................ 83,811 353,963
L'Oreal SA ........................ 6,145 2,881,102
Olaplex Holdings, Inc.
(c)
................ 2,459 3,418
Unilever plc ........................ 44,033 2,277,863
6,641,318
Pharmaceuticals — 5.0%
Astellas Pharma, Inc. ................. 30,300 290,817
AstraZeneca plc .................... 26,966 4,078,579
Bristol-Myers Squibb Co. ............... 75,201 3,304,332
Catalent, Inc.
(c)
..................... 3,545 197,988
Daiichi Sankyo Co. Ltd. ................ 29,100 979,439
Eli Lilly & Co. ...................... 26,392 20,614,791
GSK plc .......................... 67,995 1,410,687
Ipsen SA ......................... 1,672 203,376
Johnson & Johnson .................. 77,717 11,237,101
Kyowa Kirin Co. Ltd. .................. 6,500 109,160
Merck & Co., Inc. .................... 111,315 14,384,124
Novartis AG (Registered) .............. 23,493 2,280,173
Novo Nordisk A/S , Class B ............. 97,969 12,563,771
Ono Pharmaceutical Co. Ltd. ............ 10,200 146,914
Otsuka Holdings Co. Ltd. .............. 11,700 500,255
Pfizer, Inc. ........................ 188,461 4,828,371

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Roche Holding AG ................... 5,629 $ 1,366,325
Royalty Pharma plc , Class A ............ 7,321 202,792
Sandoz Group AG
(c)
.................. 7,430 252,523
Sanofi SA ......................... 21,718 2,145,587
Takeda Pharmaceutical Co. Ltd. .......... 20,300 533,526
Viatris, Inc. ........................ 59,856 692,534
Zoetis, Inc. , Class A .................. 34,313 5,464,002
87,787,167
Professional Services — 1.2%
Automatic Data Processing, Inc. .......... 13,972 3,379,687
Booz Allen Hamilton Holding Corp. ........ 5,241 773,938
Broadridge Financial Solutions, Inc. ....... 5,689 1,100,310
Bureau Veritas SA ................... 10,722 312,714
CACI International, Inc. , Class A
(c)
......... 2,798 1,125,440
Computershare Ltd. .................. 6,527 114,669
Dayforce, Inc.
(c)
..................... 5,468 335,571
Experian plc ....................... 43,644 1,760,335
Genpact Ltd. ....................... 3,506 107,774
Leidos Holdings, Inc. ................. 21,334 2,991,453
ManpowerGroup, Inc. ................. 959 72,357
Paycom Software, Inc. ................ 1,140 214,297
Paycor HCM, Inc.
(c)
.................. 1,275 22,147
Recruit Holdings Co. Ltd. .............. 60,000 2,584,042
RELX plc ......................... 24,252 996,439
Robert Half, Inc. .................... 7,196 497,531
SS&C Technologies Holdings, Inc. ........ 8,737 540,733
TransUnion ........................ 3,491 254,843
TriNet Group, Inc. ................... 883 88,627
Verisk Analytics, Inc. .................. 11,017 2,401,265
Wolters Kluwer NV ................... 7,183 1,075,341
20,749,513
Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. ................ 128,500 548,126
Henderson Land Development Co. Ltd. ..... 76,000 229,127
Hongkong Land Holdings Ltd.
(d)
.......... 58,900 188,196
Howard Hughes Holdings, Inc.
(c)
.......... 667 43,462
Swire Pacific Ltd. , Class A .............. 33,000 279,467
Swire Properties Ltd. ................. 90,400 186,962
Wharf Real Estate Investment Co. Ltd. ..... 48,000 148,921
Zillow Group, Inc. , Class A
(c)
............ 1,067 44,814
1,669,075
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.
(c)
.......... 33,429 5,294,485
Advantest Corp. ..................... 21,000 657,314
Applied Materials, Inc. ................ 22,311 4,432,080
ASM International NV ................. 407 256,019
ASML Holding NV ................... 7,775 6,772,122
Axcelis Technologies, Inc.
(c)
............. 1,105 114,390
BE Semiconductor Industries NV ......... 2,330 309,131
Broadcom, Inc. ..................... 7,208 9,372,346
Cirrus Logic, Inc.
(c)
................... 1,396 123,644
Disco Corp. ........................ 1,800 512,722
Intel Corp. ........................ 121,053 3,688,485
KLA Corp. ......................... 3,919 2,701,327
Lam Research Corp. ................. 5,603 5,011,379
Lasertec Corp. ..................... 3,100 668,687
Marvell Technology, Inc. ............... 20,207 1,331,843
Micron Technology, Inc. ................ 27,240 3,077,030
Monolithic Power Systems, Inc. .......... 301 201,468
NVIDIA Corp. ...................... 48,277 41,712,294
QUALCOMM, Inc. ................... 25,720 4,265,662
Renesas Electronics Corp. ............. 40,000 649,430
SCREEN Holdings Co. Ltd. ............. 6,100 629,381
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. ............... 3,942 $ 420,178
STMicroelectronics NV ................ 40,167 1,590,006
Teradyne, Inc. ...................... 5,350 622,312
Tokyo Electron Ltd. .................. 18,000 3,948,226
Wolfspeed, Inc.
(c)
.................... 2,456 66,386
98,428,347
Software — 7.1%
Adobe, Inc.
(c)
....................... 12,634 5,847,394
Atlassian Corp. , Class A
(c)
.............. 5,209 897,511
Autodesk, Inc.
(c)
..................... 1,446 307,781
Box, Inc. , Class A
(c)
.................. 4,859 126,431
Cadence Design Systems, Inc.
(c)
......... 9,140 2,519,258
CCC Intelligent Solutions Holdings, Inc.
(c)
.... 6,708 75,264
Check Point Software Technologies Ltd.
(c)
... 8,381 1,252,289
Constellation Software, Inc. ............. 238 612,747
Crowdstrike Holdings, Inc. , Class A
(c)
....... 11,583 3,388,491
CyberArk Software Ltd.
(c)
............... 2,458 588,077
Dassault Systemes SE ................ 19,548 767,297
Datadog, Inc. , Class A
(c)
............... 11,521 1,445,886
DocuSign, Inc.
(c)
.................... 2,637 149,254
Dynatrace, Inc.
(c)
.................... 15,065 682,595
Elastic NV
(c)
....................... 2,724 278,447
Fair Isaac Corp.
(c)
.................... 1,553 1,760,061
Fortinet, Inc.
(c) (d)
..................... 42,376 2,677,316
HubSpot, Inc.
(c)
..................... 1,952 1,180,706
Informatica, Inc. , Class A
(c)
............. 859 26,603
Intuit, Inc. ......................... 4,301 2,690,792
Manhattan Associates, Inc.
(c)
............ 6,316 1,301,475
Microsoft Corp. ..................... 160,455 62,469,945
nCino, Inc.
(c)
....................... 1,397 40,737
NCR Voyix Corp.
(c)
................... 2,556 31,311
Nemetschek SE ..................... 1,545 136,530
Nice Ltd.
(c)
........................ 603 134,837
Nutanix, Inc. , Class A
(c)
................ 15,952 968,286
Oracle Corp. ....................... 29,187 3,320,021
Oracle Corp. Japan .................. 3,100 232,638
Palantir Technologies, Inc. , Class A
(c)
....... 49,817 1,094,480
Palo Alto Networks, Inc.
(c)
.............. 8,118 2,361,445
Pegasystems, Inc. ................... 831 49,378
RingCentral, Inc. , Class A
(c)
............. 1,656 49,051
Roper Technologies, Inc. ............... 4,081 2,087,268
Sage Group plc (The) ................. 14,841 215,208
Salesforce, Inc. ..................... 22,866 6,149,582
SAP SE .......................... 25,915 4,679,395
ServiceNow, Inc.
(c)
................... 7,299 5,060,616
Smartsheet, Inc. , Class A
(c)
............. 3,691 139,631
Synopsys, Inc.
(c)
.................... 3,565 1,891,553
Temenos AG (Registered) .............. 3,880 241,365
Teradata Corp.
(c)
.................... 9,464 351,114
Tyler Technologies, Inc.
(c)
.............. 640 295,392
Workday, Inc. , Class A
(c)
............... 7,361 1,801,458
Xero Ltd.
(c)
........................ 7,256 563,343
Zoom Video Communications, Inc. , Class A
(c)
. 5,520 337,272
Zscaler, Inc.
(c)
...................... 9,678 1,673,713
124,951,244
Specialized REITs — 0.0%
EPR Properties ..................... 1,470 59,668
Rayonier, Inc. ...................... 2,908 86,251
145,919
Specialty Retail — 2.5%
Abercrombie & Fitch Co. , Class A
(c)
........ 6,401 777,850
Academy Sports & Outdoors, Inc. ......... 3,891 226,845
AutoNation, Inc.
(c)
.................... 4,469 720,179

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
AutoZone, Inc.
(c)
.................... 621 $ 1,835,924
Avolta AG
(c)
........................ 7,380 279,088
Bath & Body Works, Inc. ............... 6,571 298,455
Burlington Stores, Inc.
(c)
............... 10,674 1,920,680
CarMax, Inc.
(c)
...................... 4,455 302,806
Carvana Co. , Class A
(c)
................ 3,505 290,635
Fast Retailing Co. Ltd. ................ 1,900 496,791
Gap, Inc. (The) ..................... 59,995 1,231,097
Home Depot, Inc. (The) ............... 29,586 9,888,233
Industria de Diseno Textil SA ............ 6,540 297,772
Lowe's Cos., Inc. .................... 15,433 3,518,570
Murphy USA, Inc. ................... 1,563 646,801
O'Reilly Automotive, Inc.
(c)
.............. 4,746 4,808,932
Petco Health & Wellness Co., Inc.
(c)
....... 1,547 2,321
RH
(c)
............................ 1,624 401,209
Ross Stores, Inc. .................... 27,963 3,622,607
TJX Cos., Inc. (The) .................. 105,816 9,956,227
Ulta Beauty, Inc.
(c)
................... 3,474 1,406,414
USS Co. Ltd. ....................... 24,000 183,343
Victoria's Secret & Co.
(c)
............... 1,526 26,888
Wayfair, Inc. , Class A
(c)
................ 6,748 338,412
Zalando SE
(b) (c) (e)
.................... 7,180 187,867
43,665,946
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. ........................ 287,121 48,905,320
Canon, Inc. ........................ 23,300 630,621
Dell Technologies, Inc. , Class C .......... 7,498 934,551
FUJIFILM Holdings Corp. .............. 25,100 533,939
HP, Inc. .......................... 29,385 825,425
Logitech International SA (Registered) ...... 4,363 339,691
NetApp, Inc. ....................... 5,094 520,658
52,690,205
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.
(c)
................. 2,239 79,440
Carter's, Inc. ....................... 712 48,708
Deckers Outdoor Corp.
(c)
............... 204 166,968
Hermes International SCA .............. 259 620,043
LVMH Moet Hennessy Louis Vuitton SE ..... 3,104 2,549,738
Moncler SpA ....................... 5,180 352,665
Pandora A/S ....................... 818 124,500
Under Armour, Inc. , Class A
(c)
............ 3,734 25,130
Under Armour, Inc. , Class C
(c)
........... 4,004 26,106
3,993,298
Tobacco — 0.0%
British American Tobacco plc ............ 12,156 356,855
Trading Companies & Distributors — 1.4%
AerCap Holdings NV
(c)
................ 3,346 282,704
Applied Industrial Technologies, Inc. ....... 845 154,846
Ashtead Group plc ................... 17,651 1,281,673
Beacon Roofing Supply, Inc.
(c)
........... 4,783 471,269
Brenntag SE ....................... 6,110 487,599
Bunzl plc ......................... 4,065 155,884
Fastenal Co. ....................... 11,192 760,384
Ferguson plc ....................... 17,300 3,631,270
Herc Holdings, Inc. ................... 859 122,863
ITOCHU Corp. ..................... 47,800 2,156,486
Marubeni Corp. ..................... 81,600 1,453,815
Mitsubishi Corp. ..................... 76,200 1,742,662
Mitsui & Co. Ltd. .................... 54,600 2,635,853
Sojitz Corp. ........................ 5,500 141,608
Sumitomo Corp. .................... 84,600 2,224,740
Toyota Tsusho Corp. .................. 4,200 267,036
United Rentals, Inc. .................. 1,518 1,014,009
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco, Inc. ....................... 2,060 $ 922,303
WESCO International, Inc. .............. 3,291 502,700
WW Grainger, Inc. ................... 4,615 4,252,030
24,661,734
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
.................... 966 176,043
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 3,466 423,961
Severn Trent plc .................... 10,850 334,444
United Utilities Group plc ............... 26,318 343,060
1,101,465
Total Common Stocks — 68 .4%
(Cost: $ 900,123,743 ) .............................. 1,197,641,142
Beneficial Interest
(000)
Other Interests
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c) (h) (i)
....... USD 300 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.2%
Automobiles — 0.2%
Porsche Automobil Holding SE (Preference) .. 5,144 262,094
Volkswagen AG (Preference) ............ 27,676 3,390,451
3,652,545
Total Preferred Securities — 0 .2%
(Cost: $ 3,888,050 ) ............................... 3,652,545
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (i)
......... 1,004 703
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (i)
............... 843 1,644
Total Rights — 0 .0%
(Cost: $ 1,563 ) .................................. 2,347
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
Occidental Petroleum Corp. (Issued/Exercisable
07/06/20 , 1 Share for 1 Warrant, Expires
08/03/27 , Strike Price USD 22.00 )
(c)
..... 1,587 70,304
Total Warrants — 0 .0%
(Cost: $ 7,856 ) .................................. 70,304
Total Long-Term Investments — 68.6%
(Cost: $ 904,229,176 ) .............................. 1,201,366,338

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.4%
(j)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(l)
................... 1,004,126 $ 1,004,427
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.18% .................... 110,930,805 110,930,805
Total Money Market Funds — 6 .4%
(Cost: $ 111,935,256 ) .............................. 111,935,232
Par (000)
Pa r (000)
U.S. Treasury Obligations — 9.6%
U.S. Treasury Bills
(m)
5.32% , 05/07/24 .................. USD 25,144 25,122,269
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.32% , 05/14/24 .................. USD 40,000 $ 39,923,878
5.32% , 05/28/24 .................. 78,000 77,691,705
5.30% , 06/04/24 .................. 25,000 24,875,392
Total U.S. Treasury Obligations — 9 .6%
(Cost: $ 167,613,297 ) .............................. 167,613,244
Total Short-Term Securities — 16.0%
(Cost: $ 279,548,553 ) .............................. 279,548,476
Total Investments — 84 .6%
(Cost: $ 1,183,777,729 ) ............................ 1,480,914,814
Other Assets Less Liabilities — 15.4% ................... 270,315,705
Net Assets — 100.0% ...............................
$ 1,751,230,519
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(m)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 1,004,721
(a)
$ — $ (270) $ (24) $ 1,004,427 1,004,126 $ 173,265
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 102,641,987 8,288,818
(a)
— — — 110,930,805 110,930,805 3,704,257 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 38,627 — (39,591)
(a)
969 (5) — — — —
$ 699 $ (29) $ 111,935,232 $ 3,877,522 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 625 05/17/24 $ 52,820 $ (17,921)
IFSC NIFTY 50 Index ....................................................... 1,239 05/30/24 56,375 686,030
Euro-Bund .............................................................. 836 06/06/24 116,055 (1,389,508)
TOPIX Index ............................................................. 1,183 06/13/24 204,846 2,548,067
Australia 10-Year Bond ...................................................... 531 06/17/24 38,708 (172,674)
U.S. Treasury Ultra Bond ..................................................... 526 06/18/24 62,939 (3,613,511)
S&P/TSX 60 Index ......................................................... 43 06/20/24 8,156 (66,953)
EURO STOXX 50 Index ..................................................... 871 06/21/24 45,283 (595,881)
FTSE/MIB Index ........................................................... 963 06/21/24 171,359 314,630
Mini-DAX Index ........................................................... 14 06/21/24 1,349 (13,895)
MSCI EAFE E-Mini Index ..................................................... 210 06/21/24 23,809 (863,020)
S&P 500 E-Mini Index ....................................................... 324 06/21/24 82,085 (1,870,704)
WIG20 Index ............................................................. 2,382 06/21/24 28,870 239,521
Long Gilt ................................................................ 4,530 06/26/24 542,159 (13,445,587)
(18,261,406)
Short Contracts
IBEX 35 Index ............................................................ 999 05/17/24 115,326 (3,299,228)
OMX Stockholm 30 Index .................................................... 5,396 05/17/24 123,469 (2,092,900)
MSCI Singapore Index ...................................................... 1,156 05/30/24 25,541 17,817
Japan 10-Year Bond ........................................................ 437 06/13/24 400,384 2,938,649
U.S. Treasury 10-Year Note ................................................... 6,581 06/18/24 707,252 7,194,308
U.S. Treasury Long Bond ..................................................... 876 06/18/24 99,782 4,657,114
U.S. Treasury Ultra Bond ..................................................... 1,186 06/18/24 141,912 9,406,204
Canada 10-Year Bond ....................................................... 3,353 06/19/24 284,944 3,500,527
FTSE/JSE Top 40 Index ..................................................... 953 06/20/24 35,800 (1,336,501)
SPI 200 Index ............................................................ 683 06/20/24 83,908 1,668,397
DAX Index .............................................................. 46 06/21/24 22,160 429,590
FTSE 100 Index ........................................................... 332 06/21/24 33,720 127,147
MSCI EAFE E-Mini Index ..................................................... 2,679 06/21/24 303,732 9,909,305
S&P 500 E-Mini Index ....................................................... 1,346 06/21/24 341,009 11,099,110
SET50 Index ............................................................. 13,048 06/27/24 58,558 43,043
44,262,582
$ 26,001,176
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 32,954,000 USD 6,264,030 Citibank NA 06/20/24 $ 51,933
EUR 5,525,000 USD 5,898,588 BNP Paribas SA 06/20/24 9,958
EUR 4,069,000 USD 4,345,501 UBS AG 06/20/24 5,970
USD 11,324,244 AUD 17,101,000 JPMorgan Chase Bank NA 06/20/24 229,660
USD 7,114,212 BRL 36,868,000 UBS AG 06/20/24 48,091
USD 3,707,746 CAD 5,099,000 Bank of New York Mellon 06/20/24 765
USD 8,013,450 CAD 10,773,000 HSBC Bank plc 06/20/24 181,461
USD 6,480,131 CHF 5,669,000 Bank of New York Mellon 06/20/24 278,277
USD 922,634 CHF 801,000 Westpac Banking Corp. 06/20/24 46,345
USD 5,352,166 EUR 4,865,000 Bank of New York Mellon 06/20/24 149,437
USD 2,152,052 EUR 1,956,000 Westpac Banking Corp. 06/20/24 60,266
USD 8,410,574 GBP 6,564,000 HSBC Bank plc 06/20/24 206,377
USD 87,487 INR 7,270,000 Morgan Stanley & Co. International plc 06/20/24 562
USD 10,312,291 JPY 1,543,054,000 Bank of New York Mellon 06/20/24 453,552
USD 3,657,120 JPY 531,871,000 JPMorgan Chase Bank NA 06/20/24 258,939
USD 6,154,218 KRW 8,196,028,000 JPMorgan Chase Bank NA 06/20/24 226,211
USD 9,536,046 KRW 13,157,932,000 Toronto Dominion Bank 06/20/24 19,203

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,439,905 PLN 5,634,000 UBS AG 06/20/24 $ 51,821
USD 1,557,883 SEK 15,844,000 HSBC Bank plc 06/20/24 116,921
USD 1,699,813 SGD 2,253,000 Morgan Stanley & Co. International plc 06/20/24 45,451
USD 12,335,433 THB 436,736,000 Citibank NA 06/20/24 504,136
USD 6,512,558 THB 237,640,000 HSBC Bank plc 06/20/24 74,826
USD 676,426 ZAR 12,657,000 Toronto Dominion Bank 06/20/24 6,650
3,026,812
AUD 227,317,686 USD 151,164,235 Bank of New York Mellon 06/20/24 (3,687,772)
AUD 10,839,000 USD 7,081,986 Commonwealth Bank of Australia 06/20/24 (49,989)
BRL 8,999,000 USD 1,794,864 Bank of America NA 06/20/24 (70,116)
BRL 39,368,000 USD 7,763,025 BNP Paribas SA 06/20/24 (217,754)
CAD 13,261,000 USD 9,798,936 Bank of New York Mellon 06/20/24 (158,167)
CAD 57,257,869 USD 42,591,781 Nomura International plc 06/20/24 (965,215)
CHF 10,063,000 USD 11,589,933 Morgan Stanley & Co. International plc 06/20/24 (581,068)
EUR 3,574,000 USD 3,888,504 JPMorgan Chase Bank NA 06/20/24 (66,396)
EUR 7,656,000 USD 8,360,823 JPMorgan Chase Bank NA 06/20/24 (173,343)
EUR 84,390,759 USD 92,828,510 Morgan Stanley & Co. International plc 06/20/24 (2,579,333)
GBP 2,675,000 USD 3,384,681 Bank of New York Mellon 06/20/24 (41,258)
JPY 543,489,000 USD 3,737,003 Bank of New York Mellon 06/20/24 (264,593)
JPY 416,323,000 USD 2,783,607 JPMorgan Chase Bank NA 06/20/24 (123,674)
KRW 6,789,904,000 USD 5,197,326 BNP Paribas SA 06/20/24 (286,338)
KRW 8,112,237,000 USD 6,067,256 JPMorgan Chase Bank NA 06/20/24 (199,853)
MXN 27,245,000 USD 1,609,141 Toronto Dominion Bank 06/20/24 (31,328)
NOK 9,622,000 USD 921,343 Citibank NA 06/20/24 (54,057)
NZD 811,000 USD 500,031 Morgan Stanley & Co. International plc 06/20/24 (22,151)
SEK 4,621,000 USD 454,363 JPMorgan Chase Bank NA 06/20/24 (34,098)
SGD 921,000 USD 694,843 BNP Paribas SA 06/20/24 (18,559)
CLP 10,731,762,000 USD 11,316,246 Morgan Stanley & Co. International plc 06/21/24 (143,269)
(9,768,331)
$ (6,741,519)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 24,658 $ 1,592,685 $ 1,667,997 $ (75,312)
Markit CDX North American
Investment Grade Index
Series 42.V1 ....... 1 .00 Quarterly 06/20/29 BBB+ USD 172 3,815 3,741 74
$ 1,596,500 $ 1,671,738 $ (75,238)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28-day MXIBTIIE Monthly 8.41% Monthly 09/18/24
(a)
09/12/29 MXN 2,355,000 $ (5,931,501) $ — $ (5,931,501)
28-day MXIBTIIE Monthly 8.44% Monthly 09/18/24
(a)
09/12/29 MXN 792,000 (1,954,961) — (1,954,961)
28-day MXIBTIIE Monthly 8.51% Monthly 09/18/24
(a)
09/12/29 MXN 1,401,000 (3,238,969) — (3,238,969)
28-day MXIBTIIE Monthly 8.53% Monthly 09/18/24
(a)
09/12/29 MXN 822,000 (1,854,440) — (1,854,440)
28-day MXIBTIIE Monthly 8.69% Monthly 09/18/24
(a)
09/12/29 MXN 476,000 (903,603) — (903,603)
28-day MXIBTIIE Monthly 8.77% Monthly 09/18/24
(a)
09/12/29 MXN 396,000 (680,915) — (680,915)
28-day MXIBTIIE Monthly 9.26% Monthly 09/18/24
(a)
09/12/29 MXN 662,000 (413,138) — (413,138)
28-day MXIBTIIE Monthly 9.33% Monthly 09/18/24
(a)
09/12/29 MXN 280,000 (130,925) — (130,925)
28-day MXIBTIIE Monthly 9.53% Monthly 09/18/24
(a)
09/12/29 MXN 527,000 — — —
28-day MXIBTIIE Monthly 9.55% Monthly 09/18/24
(a)
09/12/29 MXN 348,000 4,541 — 4,541
1-day SARON Annual 1.09% Annual 09/18/24
(a)
09/18/29 CHF 2,000 (1,859) 4,732 (6,591)
3-mo. TWCPBA Quarterly 1.51% Quarterly 09/18/24
(a)
09/18/29 TWD 692,000 (400,562) — (400,562)
3-mo. TWCPBA Quarterly 1.55% Quarterly 09/18/24
(a)
09/18/29 TWD 594,000 (316,588) — (316,588)
3-mo. TWCPBA Quarterly 1.56% Quarterly 09/18/24
(a)
09/18/29 TWD 2,000 (1,016) — (1,016)
3-mo. TWCPBA Quarterly 1.57% Quarterly 09/18/24
(a)
09/18/29 TWD 383,000 (190,529) — (190,529)
3-mo. TWCPBA Quarterly 1.58% Quarterly 09/18/24
(a)
09/18/29 TWD 860,000 (417,638) — (417,638)
3-mo. TWCPBA Quarterly 1.62% Quarterly 09/18/24
(a)
09/18/29 TWD 610,000 (258,322) — (258,322)
3-mo. TWCPBA Quarterly 1.88% Quarterly 09/18/24
(a)
09/18/29 TWD 690,000 (28,787) — (28,787)
3-mo. TWCPBA Quarterly 1.91% Quarterly 09/18/24
(a)
09/18/29 TWD 702,000 4,991 — 4,991
3-mo. TWCPBA Quarterly 1.98% Quarterly 09/18/24
(a)
09/18/29 TWD 447,000 47,427 — 47,427
3-mo. STIBOR Quarterly 2.52% Annual 09/18/24
(a)
09/18/29 SEK 1,744,000 (2,321,369) (306,377) (2,014,992)
3-mo. STIBOR Quarterly 2.58% Annual 09/18/24
(a)
09/18/29 SEK 198,000 (219,442) (20,231) (199,211)
3-mo. STIBOR Quarterly 2.64% Annual 09/18/24
(a)
09/18/29 SEK 193,000 (162,148) 26,048 (188,196)
6-mo. EURIBOR Semi-Annual 2.66% Annual 09/18/24
(a)
09/18/29 EUR 57,000 (554,623) 10,153 (564,776)
3-mo. STIBOR Quarterly 2.77% Annual 09/18/24
(a)
09/18/29 SEK 1,026,000 (320,214) 272,764 (592,978)
6-mo. EURIBOR Semi-Annual 2.80% Annual 09/18/24
(a)
09/18/29 EUR 82,000 (265,818) 124,171 (389,989)
6-mo. EURIBOR Semi-Annual 2.85% Annual 09/18/24
(a)
09/18/29 EUR 32,000 (24,709) (48,396) 23,687
3-mo. STIBOR Quarterly 2.88% Annual 09/18/24
(a)
09/18/29 SEK 482,000 66,306 113,274 (46,968)
3-mo. STIBOR Quarterly 2.90% Annual 09/18/24
(a)
09/18/29 SEK 173,000 37,359 (22,493) 59,852
6-mo. PRIBOR Semi-Annual 3.07% Annual 09/18/24
(a)
09/18/29 CZK 1,991,000 (3,922,206) — (3,922,206)
1-day SONIA Annual 3.97% Annual 09/18/24
(a)
09/18/29 GBP 6,000 (47,176) (40,213) (6,963)
1-day SONIA Annual 4.00% Annual 09/18/24
(a)
09/18/29 GBP 53,000 (356,470) 137,500 (493,970)
1-day SONIA Annual 4.07% Annual 09/18/24
(a)
09/18/29 GBP 31,000 (84,315) (41,633) (42,682)
6-mo. WIBOR Semi-Annual 4.65% Annual 09/18/24
(a)
09/18/29 PLN 435,000 (2,517,679) — (2,517,679)
6-mo. WIBOR Semi-Annual 4.73% Annual 09/18/24
(a)
09/18/29 PLN 118,000 (591,800) — (591,800)
6-mo. WIBOR Semi-Annual 4.91% Annual 09/18/24
(a)
09/18/29 PLN 69,000 (218,125) — (218,125)
6-mo. WIBOR Semi-Annual 4.93% Annual 09/18/24
(a)
09/18/29 PLN 70,000 (203,261) — (203,261)
6-mo. WIBOR Semi-Annual 4.95% Annual 09/18/24
(a)
09/18/29 PLN 144,000 (388,471) — (388,471)
6-mo. WIBOR Semi-Annual 4.95% Annual 09/18/24
(a)
09/18/29 PLN 75,000 (205,419) — (205,419)
6-mo. WIBOR Semi-Annual 5.14% Annual 09/18/24
(a)
09/18/29 PLN 185,000 (146,555) — (146,555)
6-mo. WIBOR Semi-Annual 5.25% Annual 09/18/24
(a)
09/18/29 PLN 88,000 29,993 — 29,993
6-mo. WIBOR Semi-Annual 5.34% Annual 09/18/24
(a)
09/18/29 PLN 83,000 105,231 — 105,231
1-day MIBOR Semi-Annual 6.55% Semi-Annual 09/18/24
(a)
09/18/29 INR 4,773,000 (75,968) — (75,968)
6.54% Semi-Annual 1-day MIBOR Semi-Annual 09/18/24
(a)
09/18/29 INR 87 2 — 2
3.41% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 23,000 249,997 21,589 228,408
3.49% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 25,000 213,961 10,716 203,245
3.65% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 18,000 58,724 (8,406) 67,130
3.69% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 48,000 94,970 (4,463) 99,433
3.50% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 21,000 170,965 (94,495) 265,460
3.46% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 24,000 222,350 (13,629) 235,979
3.48% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 13,000 113,346 (43,877) 157,223
3.38% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 6,000 71,187 (18,657) 89,844

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.66% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/18/24
(a)
09/18/29 CAD 26,000 $ 73,974 $ (8,497) $ 82,471
4.24% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 33,000 190,881 (6,800) 197,681
4.31% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 14,000 39,567 35,745 3,822
4.28% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 17,000 70,970 (626) 71,596
4.27% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 30,000 131,767 41,514 90,253
4.24% Annual 1-day SOFR Annual 09/18/24
(a)
09/18/29 USD 146,000 869,909 (300,162) 1,170,071
3.17% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 24,000 18,252 — 18,252
2.92% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 16,000 142,166 — 142,166
3.19% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 32,000 (2,193) — (2,193)
2.94% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 30,000 251,637 — 251,637
3.27% Semi-Annual 1-day SORA Semi-Annual 09/18/24
(a)
09/18/29 SGD 23,000 (58,782) — (58,782)
2.66% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 1,179,000 5,169 — 5,169
2.68% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 728,000 (8,375) — (8,375)
2.21% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 593,000 337,887 — 337,887
2.20% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 923,879 543,894 — 543,894
2.28% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 1,126,000 550,718 — 550,718
2.21% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 3,086,250 1,772,143 — 1,772,143
2.65% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 681,000 — — —
2.19% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 233,250 138,522 — 138,522
2.29% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 1,126,000 540,779 — 540,779
2.23% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 2,108,000 1,153,278 — 1,153,278
2.20% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 334,628 197,842 — 197,842
2.68% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 681,000 — — —
2.25% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 1,486,000 788,625 — 788,625
2.58% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 1,334,000 139,407 — 139,407
2.36% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 978,000 377,209 — 377,209
2.22% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 182,000 103,243 — 103,243
2.22% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 1,272,000 719,965 — 719,965
2.22% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 294,372 165,875 — 165,875
2.19% Quarterly 1-day THOR Quarterly 09/18/24
(a)
09/18/29 THB 263,121 157,423 — 157,423
2.11% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 300,000 103,537 — 103,537
2.15% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 225,000 19,715 — 19,715
2.12% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 251,000 71,276 — 71,276
2.08% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 176,000 91,333 — 91,333
2.15% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 500,000 50,248 — 50,248
2.09% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/18/24
(a)
09/18/29 CNY 743,280 370,165 — 370,165
3.31% Quarterly 3-mo. CD_KSDA Quarterly 09/18/24
(a)
09/18/29 KRW 24,528,000 171,026 — 171,026
8.39% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 2,419,000 3,410,871 — 3,410,871
8.66% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 364,000 309,732 — 309,732
8.78% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 332,000 200,689 — 200,689
9.04% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 379,000 — — —
8.64% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 1,025,000 914,636 — 914,636
9.07% Quarterly 3-mo. JIBAR Quarterly 09/18/24
(a)
09/18/29 ZAR 321,000 (1,060) — (1,060)
4.02% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 10,150 125,150 — 125,150
4.08% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 28,700 302,556 — 302,556
4.10% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 22,000 219,377 — 219,377
4.09% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 12,300 127,808 — 127,808

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.00% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 57,257 $ 726,878 $ — $ 726,878
4.53% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 8,750 (20,866) — (20,866)
4.55% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 16,250 (46,489) — (46,489)
4.17% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 32,000 254,303 — 254,303
4.25% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 47,000 268,295 — 268,295
4.25% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 47,000 268,965 — 268,965
4.30% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 36,000 151,606 — 151,606
4.02% Semi-Annual 6-mo. BBR Semi-Annual 09/18/24
(a)
09/18/29 AUD 18,850 233,657 — 233,657
3.31% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 44,056,000 305,934 — 305,934
3.42% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 125,094,000 385,719 — 385,719
3.29% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 107,623,000 806,105 — 806,105
3.48% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 106,267,000 115,675 — 115,675
3.45% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 32,899,000 67,375 — 67,375
3.50% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 21,367,000 13,362 — 13,362
3.22% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 29,276,000 282,428 — 282,428
3.33% Quarterly 3-mo. CD_KSDA Quarterly 09/19/24
(a)
09/19/29 KRW 20,613,000 126,774 — 126,774
4.17% Quarterly 3-mo. HIBOR Quarterly 09/19/24
(a)
09/19/29 HKD 160,000 — — —
$ (8,019,639) $ (180,749) $ (7,838,890)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.27% At Termination BNP Paribas SA 01/02/29 BRL 22,000 $ (210,558) $ — $ (210,558)
1-day
BZDIOVER At Termination 10.28% At Termination HSBC Bank plc 01/02/29 BRL 354,003 (3,393,936) — (3,393,936)
1-day
BZDIOVER At Termination 10.29% At Termination Bank of America NA 01/02/29 BRL 222,663 (2,105,775) — (2,105,775)
1-day
BZDIOVER At Termination 10.29% At Termination Barclays Bank plc 01/02/29 BRL 42,719 (404,007) — (404,007)
1-day
BZDIOVER At Termination 10.29% At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 197,209 (1,865,055) — (1,865,055)
1-day
BZDIOVER At Termination 10.30% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 43,124 (404,089) — (404,089)
1-day
BZDIOVER At Termination 10.32% At Termination BNP Paribas SA 01/02/29 BRL 141,602 (1,302,298) — (1,302,298)
1-day
BZDIOVER At Termination 10.42% At Termination Bank of America NA 01/02/29 BRL 119,000 (970,755) — (970,755)
$ (10,656,473) $ — $ (10,656,473)

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures May
2024 ................ TWD 1,727,043,498 Merrill Lynch International & Co. 05/15/24 TWD 1,727,043 $ 749,091 $ — $ 749,091
BOVESPA Index Futures June
2024 ................ BRL 47,057,300 Merrill Lynch International & Co. 06/12/24 BRL 47,057 (64,778) — (64,778)
BOVESPA Index Futures June
2024 ................ BRL 27,823,193 Merrill Lynch International & Co. 06/12/24 BRL 27,823 59,934 — 59,934
BOVESPA Index Futures June
2024 ................ BRL 265,475,566 Merrill Lynch International & Co. 06/12/24 BRL 265,476 579,802 — 579,802
KOSPI 200 Index Futures June
2024 ................ KRW (9,247,048,125) Merrill Lynch International & Co. 06/13/24 KRW 9,247,048 (288,340) — (288,340)
KOSPI 200 Index Futures June
2024 ................ KRW (7,140,645,050) Merrill Lynch International & Co. 06/13/24 KRW 7,140,645 48,645 — 48,645
KOSPI 200 Index Futures June
2024 ................ KRW (11,502,569,475) Merrill Lynch International & Co. 06/13/24 KRW 11,502,569 147,227 — 147,227
KOSPI 200 Index Futures June
2024 ................ KRW (16,014,097,775) Merrill Lynch International & Co. 06/13/24 KRW 16,014,098 354,052 — 354,052
KOSPI 200 Index Futures June
2024 ................ KRW (9,826,588,750) Merrill Lynch International & Co. 06/13/24 KRW 9,826,589 (201,350) — (201,350)
KOSPI 200 Index Futures June
2024 ................ KRW (8,905,339,625) Merrill Lynch International & Co. 06/13/24 KRW 8,905,340 (3,851) — (3,851)
KOSPI 200 Index Futures June
2024 ................ KRW (144,255,892,100) Merrill Lynch International & Co. 06/13/24 KRW 144,255,892 (1,771,594) — (1,771,594)
Mexican Bolsa Index Futures
June 2024 ............ MXN 47,667,487 Merrill Lynch International & Co. 06/21/24 MXN 47,667 (44,664) — (44,664)
Swiss Market Index Futures June
2024 ................ CHF (6,349,231) HSBC Bank plc 06/21/24 CHF 6,349 44,418 — 44,418
Swiss Market Index Futures June
2024 ................ CHF (676,138) HSBC Bank plc 06/21/24 CHF 676 259 — 259
$ (391,149) $ — $ (391,149)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.33% Quarterly UBS AG 05/24/24 USD 493,570 $ 7,008,319 $ — $ 7,008,319
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.45% Quarterly
Merrill Lynch International
& Co. 09/05/24 USD 4,252 (311,869) — (311,869)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.22% Quarterly BNP Paribas SA 09/05/24 USD 8,347 (603,772) — (603,772)
1-day SOFR plus 0.38% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 10,142 (265,540) — (265,540)
1-day SOFR plus 0.40% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/04/24 USD 17,817 (466,698) — (466,698)
1-day SOFR plus 0.45% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Merrill Lynch International
& Co. 10/04/24 USD 64,632 (1,694,782) — (1,694,782)
$ 3,665,658 $ — $ 3,665,658

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .75
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .01
1-day SARON ........................................ Swiss Average Rate Overnight 1 .44
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33
1-day SONIA ......................................... Sterling Overnight Index Average 5 .20
1-day SORA ......................................... Singapore Overnight Rate Average 3 .51
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2 .49
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .10
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .24
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .57
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4 .55
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3 .87
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .62
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .70
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .80
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .16
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .77
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 2,469,944 $ (978,955) $ 21,837,643 $ (29,751,771)
OTC Swaps ................................................................... — — 8,991,747 (16,373,711)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 27,082,657 $ — $ 27,696,802 $ — $ 54,779,459
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 3,026,812 — — 3,026,812
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 74 — — 21,837,569 — 21,837,643
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 8,991,747 — — — 8,991,747
$ — $ 74 $ 36,074,404 $ 3,026,812 $ 49,534,371 $ — $ 88,635,661

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 10,157,003 $ — $ 18,621,280 $ — $ 28,778,283
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 9,768,331 — — 9,768,331
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 75,312 — — 29,676,459 — 29,751,771
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 5,717,238 — 10,656,473 — 16,373,711
$ — $ 75,312 $ 15,874,241 $ 9,768,331 $ 58,954,212 $ — $ 84,672,096
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (71,266,996) $ — $ 45,033,214 $ — $ (26,233,782)
Forward foreign currency exchange contracts .... — — — (4,220,728) — — (4,220,728)
Swaps .............................. — 3,364,611 (56,272,154) — (42,612,459) — (95,520,002)
$ — $ 3,364,611 $ (127,539,150) $ (4,220,728) $ 2,420,755 $ — $ (125,974,512)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 65,987,383 $ — $ 14,270,699 $ — $ 80,258,082
Forward foreign currency exchange contracts .... — — — (8,310,879) — — (8,310,879)
Swaps .............................. — (75,238) 16,351,396 — (18,741,001) — (2,464,843)
$ — $ (75,238) $ 82,338,779 $ (8,310,879) $ (4,470,302) $ — $ 69,482,360
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,324,466,777
Average notional value of contracts — short ................................................................................. $ 2,534,275,911
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 127,074,476
Average amounts sold — in USD ........................................................................................ $ 305,738,166
Credit default swaps
Average notional value — sell protection ................................................................................... $ 31,180,352
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,824,863,614
Average notional value — receives fixed rate ................................................................................ $ 1,727,034,213
Total return swaps
Average notional value ............................................................................................... $ 926,165,555

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

Derivative Financial Instruments — Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 19,629,959 $ 2,468,770
Forward f oreign currency exchange contracts ................................................................. 3,026,812 9,768,331
Swaps — centrally cleared .............................................................................. — 1,322,212
Swaps — OTC
(a)
..................................................................................... 8,991,747 16,373,711
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 31,648,518 $ 29,933,024
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(19,629,959) (3,790,982)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 12,018,559 $ 26,142,042
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of New York Mellon ........................... $ 882,031 $ (882,031) $ — $ — $ —
BNP Paribas SA ................................. 9,958 (9,958) — — —
Citibank NA .................................... 556,069 (54,057) — — 502,012
HSBC Bank plc .................................. 624,262 (624,262) — — —
JPMorgan Chase Bank NA .......................... 714,810 (714,810) — — —
Merrill Lynch International & Co. ...................... 1,938,751 (1,938,751) — — —
Morgan Stanley & Co. International plc .................. 46,013 (46,013) — — —
Toronto Dominion Bank ............................ 25,853 (25,853) — — —
UBS AG ...................................... 7,114,201 — — — 7,114,201
Westpac Banking Corp. ............................ 106,611 — — — 106,611
$ 12,018,559 $ (4,295,735) $ — $ — $ 7,722,824
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 3,146,646 $ — $ — $ (2,960,000) $ 186,646
Bank of New York Mellon ........................... 4,151,790 (882,031) — — 3,269,759
Barclays Bank plc ................................ 404,007 — — (404,007) —
BNP Paribas SA ................................. 2,639,279 (9,958) — (2,320,000) 309,321
Citibank NA .................................... 54,057 (54,057) — — —
Commonwealth Bank of Australia ..................... 49,989 — — — 49,989
HSBC Bank plc .................................. 3,393,936 (624,262) — (2,769,674) —
JPMorgan Chase Bank NA .......................... 1,001,453 (714,810) — (286,643) —
Merrill Lynch International & Co. ...................... 4,381,228 (1,938,751) — — 2,442,477
Morgan Stanley & Co. International plc .................. 5,923,114 (46,013) — (1,870,000) 4,007,101
Nomura International plc ........................... 965,215 — — — 965,215
Toronto Dominion Bank ............................ 31,328 (25,853) — — 5,475
$ 26,142,042 $ (4,295,735) $ — $ (10,610,324) $ 11,235,983
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

2024
BlackRock Annual Report to Shareholders
Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 12,483,341 6,691,596 — 19,174,937
Automobile Components .................................. 306,349 2,452,999 — 2,759,348
Automobiles .......................................... 9,974,990 14,250,081 — 24,225,071
Banks ............................................... 18,855,995 30,767,970 — 49,623,965
Beverages ........................................... 4,190,926 2,109,120 — 6,300,046
Biotechnology ......................................... 30,882,493 2,586,675 — 33,469,168
Broadline Retail ........................................ 42,960,051 2,515,692 — 45,475,743
Building Products ....................................... 15,983,962 3,670,668 — 19,654,630
Capital Markets ........................................ 15,330,631 9,706,372 — 25,037,003
Chemicals ............................................ 2,738,792 2,981,949 — 5,720,741
Commercial Services & Supplies ............................. 18,442,802 1,069,622 — 19,512,424
Communications Equipment ................................ 6,764,695 — — 6,764,695
Construction & Engineering ................................ 11,370,233 4,617,306 — 15,987,539
Construction Materials .................................... 3,319,414 8,232,728 — 11,552,142
Consumer Finance ...................................... 2,330,480 — — 2,330,480
Consumer Staples Distribution & Retail ........................ 11,219,268 876,963 — 12,096,231
Containers & Packaging .................................. 5,003,637 — — 5,003,637
Distributors ........................................... 268,272 — — 268,272
Diversified Consumer Services .............................. 119,064 — — 119,064
Diversified REITs ....................................... — 130,606 — 130,606
Diversified Telecommunication Services ........................ 74,789 — — 74,789
Electric Utilities ........................................ 116,164 6,068,800 — 6,184,964
Electrical Equipment ..................................... 5,264,613 7,365,447 — 12,630,060
Electronic Equipment, Instruments & Components ................. 8,039,516 3,831,292 — 11,870,808
Energy Equipment & Services .............................. 6,970,333 214,947 — 7,185,280
Entertainment ......................................... 9,786,230 1,304,933 — 11,091,163
Financial Services ...................................... 44,645,848 6,858,579 — 51,504,427
Food Products ......................................... 6,553,923 7,226,252 — 13,780,175
Gas Utilities ........................................... 93,456 217,540 — 310,996
Ground Transportation ................................... 1,149,244 473,367 — 1,622,611
Health Care Equipment & Supplies ........................... 8,018,048 2,071,956 — 10,090,004
Health Care Providers & Services ............................ 14,607,208 — — 14,607,208
Health Care REITs ...................................... 54,082 — — 54,082
Health Care Technology .................................. 1,005,212 — — 1,005,212
Hotel & Resort REITs .................................... 66,407 — — 66,407
Hotels, Restaurants & Leisure .............................. 2,880,088 1,422,373 — 4,302,461
Household Durables ..................................... 4,696,470 2,978,861 — 7,675,331
Household Products ..................................... 23,169,372 1,249,238 — 24,418,610
Independent Power and Renewable Electricity Producers ............ 1,686,095 — — 1,686,095
Industrial Conglomerates .................................. 199,524 7,050,820 — 7,250,344
Industrial REITs ........................................ 24,198 271,967 — 296,165
Insurance ............................................ 27,752,024 12,036,691 — 39,788,715
Interactive Media & Services ............................... 62,956,253 309,655 — 63,265,908
IT Services ........................................... 14,394,337 4,215,895 — 18,610,232
Leisure Products ....................................... 20,681 — — 20,681
Life Sciences Tools & Services .............................. 17,799,535 1,648,036 — 19,447,571
Machinery ............................................ 10,482,364 7,522,350 — 18,004,714
Media ............................................... 7,112,832 1,355,594 — 8,468,426
Metals & Mining ........................................ 7,444,593 13,814,053 — 21,258,646
Multi-Utilities .......................................... 601,497 2,049,519 — 2,651,016
Office REITs .......................................... 60,147 261,072 — 321,219
Oil, Gas & Consumable Fuels ............................... 33,283,211 11,283,945 — 44,567,156
Paper & Forest Products .................................. 865,545 — — 865,545

Schedule of Investments
(continued)
April 30, 2024
BlackRock Tactical Opportunities Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Passenger Airlines ...................................... $ 440,250 $ — $ — $ 440,250
Personal Care Products .................................. 1,128,390 5,512,928 — 6,641,318
Pharmaceuticals ....................................... 60,926,035 26,861,132 — 87,787,167
Professional Services .................................... 13,905,973 6,843,540 — 20,749,513
Real Estate Management & Development ....................... 88,276 1,580,799 — 1,669,075
Semiconductors & Semiconductor Equipment .................... 82,435,309 15,993,038 — 98,428,347
Software ............................................. 117,980,631 6,970,613 — 124,951,244
Specialized REITs ...................................... 145,919 — — 145,919
Specialty Retail ........................................ 42,221,085 1,444,861 — 43,665,946
Technology Hardware, Storage & Peripherals .................... 51,185,954 1,504,251 — 52,690,205
Textiles, Apparel & Luxury Goods ............................ 346,352 3,646,946 — 3,993,298
Tobacco ............................................. — 356,855 — 356,855
Trading Companies & Distributors ............................ 12,114,378 12,547,356 — 24,661,734
Transportation Infrastructure ............................... — 176,043 — 176,043
Water Utilities ......................................... 423,961 677,504 — 1,101,465
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 3,652,545 — 3,652,545
Rights ................................................ — — 2,347 2,347
Warrants .............................................. 70,304 — — 70,304
Short-Term Securities
Money Market Funds ...................................... 111,935,232 — — 111,935,232
U.S. Treasury Obligations ................................... — 167,613,244 — 167,613,244
$ 1,029,767,283 $ 451,145,184 $ 2,347 $ 1,480,914,814
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 74 $ — $ 74
Equity contracts ........................................... 21,008,415 15,065,989 — 36,074,404
Foreign currency exchange contracts ............................ — 3,026,812 — 3,026,812
Interest rate contracts ....................................... 27,696,802 21,837,569 — 49,534,371
Liabilities
Credit contracts ........................................... — (75,312) — (75,312)
Equity contracts ........................................... (2,800,677) (13,073,564) — (15,874,241)
Foreign currency exchange contracts ............................ — (9,768,331) — (9,768,331)
Interest rate contracts ....................................... (18,621,280) (40,332,932) — (58,954,212)
$ 27,283,260 $ (23,319,695) $ — $ 3,963,565
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities

April 30, 2024
2024
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 53,048,729 $ 10,436,211 $ 11,253,025
Investments, at value — affiliated
(c)
............................................................ 1,946,371 350,911 232,198
Cash ............................................................................... 124 — —
Cash pledged:
Futures contracts ...................................................................... 19,000 11,000 16,000
Foreign currency, at value
(d)
................................................................. 9,808 15,254 16,795
Receivables: – – –
Investment s sold ...................................................................... 323,517 — —
Securities lending income — affiliated ........................................................ — 2 1
Capital shares sold ..................................................................... — — 12,556
Dividends — unaffiliated ................................................................. 79,066 30,748 19,117
Dividends — affiliated ................................................................... 13,010 1,154 1,031
From the Manager ..................................................................... 33,384 19,619 81,471
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 99,416 — —
Deferred offering costs .................................................................... — — 17,049
Prepaid e xpenses ....................................................................... 32,235 19,905 5,256
Total a ssets ...........................................................................
55,604,660 10,884,804 11,654,499
LIABILITIES
Collateral on securities loaned ............................................................... — 24,641 4,146
Payables: – – –
Investments purchased .................................................................. 664,888 — —
Swaps   ............................................................................ 7,446 — —
Accounting services fees ................................................................. 17,797 20,798 13,907
Offering costs ........................................................................ — — 46,424
Administration fees ..................................................................... 1,407 3 —
Capital shares redeemed ................................................................. — 30 9,725
Custodian fees ........................................................................ 14,175 18,527 25,523
Deferred foreign capital gain tax ............................................................ 49,850 28,675 —
Investment advisory fees ................................................................. 2,646 — —
Trustees' and Officer's fees ............................................................... 219 226 56
Printing and postage fees ................................................................ 98 32,219 10,659
Professional fees ...................................................................... 52,089 103,656 35,709
Registration fees ...................................................................... — 671 —
Service fees ......................................................................... 25 35 43
Transfer agent fees .................................................................... 1,035 523 818
Other accrued expenses ................................................................. 213 5,861 136
Variation margin on futures contracts ......................................................... 388 4,766 2,773
Total li abilities ..........................................................................
812,276 240,631 149,919
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 54,792,384 $ 10,644,173 $ 11,504,580
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 55,266,768 $ 12,362,487 $ 10,066,334
Accumulated earnings (loss) ................................................................ (474,384) (1,718,314) 1,438,246
NET ASSETS ..........................................................................
$ 54,792,384 $ 10,644,173 $ 11,504,580
(a)
  Investments, at cost — unaffiliated ..................................................... $ 54,085,408 $ 10,090,628 $ 10,150,408
(b)
  Securities loaned, at value .......................................................... $ — $ 23,652 $ 3,809
(c)
  Investments, at cost — affiliated ....................................................... $ 1,946,371 $ 350,911 $ 232,198
(d)
  Foreign currency, at cost ........................................................... $ 9,815 $ 15,293 $ 17,101

Statements of Assets and Liabilities
(continued)
April 30, 2024

Financial Statements
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 48,839,278 $ 221,600 $ 115,859
Shares outstanding ..................................................................
4,247,835 26,141 10,162
Net asset value .....................................................................
$ 11.50 $ 8.48 $ 11.40
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .........................................................................
$ 129,770 $ 186,937 $ 213,435
Shares outstanding ..................................................................
11,299 22,051 18,744
Net asset value .....................................................................
$ 11.49 $ 8.48 $ 11.39
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 5,823,336 $ 10,235,636 $ 11,175,286
Shares outstanding ..................................................................
506,410 1,207,311 980,000
Net asset value .....................................................................
$ 11.50 $ 8.48 $ 11.40
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(continued)
April 30, 2024
2024
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 15,340,776 $ 1,368,979,582
Investments, at value — affiliated
(c)
........................................................................... 345,282 111,935,232
Cash .............................................................................................. — 207,854
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 12,200,000
Futures contracts ..................................................................................... 13,000 166,998,730
Centrally cleared swaps ................................................................................. — 53,868,000
Foreign currency, at value
(d)
................................................................................ 15,168 28,592,567
Receivables: – –
Securities lending income — affiliated ....................................................................... — 7,067
Swaps   ........................................................................................... — 844,114
Capital shares sold .................................................................................... — 2,591,283
Dividends — unaffiliated ................................................................................ 89,562 2,231,503
Dividends — affiliated .................................................................................. 1,397 580,114
Interest — unaffiliated .................................................................................. — 1,184
From the Manager .................................................................................... 22,654 —
Due from broker ...................................................................................... — 5,785,926
Variation margin on futures contracts ........................................................................ — 19,629,959
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 3,026,812
OTC swaps ......................................................................................... — 8,991,747
Prepaid e xpenses ...................................................................................... 19,996 143,179
Total a ssets ..........................................................................................
15,847,835 1,786,614,853
LIABILITIES
Collateral on securities loaned .............................................................................. — 1,003,365
Payables: – –
Investments purchased ................................................................................. — 9,921
Swaps   ........................................................................................... — 354,126
Accounting services fees ................................................................................ 20,881 99,014
Administration fees .................................................................................... 3 85,257
Capital shares redeemed ................................................................................ 21,819 1,897,439
Custodian fees ....................................................................................... 28,531 74,329
Investment advisory fees ................................................................................ — 747,128
Trustees' and Officer's fees .............................................................................. 220 387
Other affiliate fees .................................................................................... — 28,915
Printing and postage fees ............................................................................... 52,353 50,309
Professional fees ..................................................................................... 75,927 106,210
Registration fees ..................................................................................... 726 202,017
Service and distribution fees .............................................................................. 55 46,199
Transfer agent fees ................................................................................... 533 711,517
Other accrued expenses ................................................................................ 5,115 35,177
Variation margin on futures contracts ........................................................................ 5,101 2,468,770
Variation margin on centrally cleared swaps ................................................................... — 1,322,212
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 9,768,331
OTC swaps ......................................................................................... — 16,373,711
Total li abilities .........................................................................................
211,264 35,384,334
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 15,636,571 $ 1,751,230,519

Statements of Assets and Liabilities
(continued)
April 30, 2024

Financial Statements
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 14,208,707 $ 1,711,797,828
Accumulated earnings ................................................................................... 1,427,864 39,432,691
NET ASSETS .........................................................................................
$ 15,636,571 $ 1,751,230,519
(a)
  Investments, at cost — unaffiliated ................................................................... $ 13,297,383 $ 1,071,842,473
(b)
  Securities loaned, at value ........................................................................ $ — $ 927,290
(c)
  Investments, at cost — affiliated ..................................................................... $ 345,282 $ 111,935,256
(d)
  Foreign currency, at cost ......................................................................... $ 15,187 $ 28,681,699

Statements of Assets and Liabilities
(continued)
April 30, 2024
2024
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 203,549 $ 1,258,547,819
Shares outstanding ..................................................................................
18,222 88,654,880
Net asset value .....................................................................................
$ 11.17 $ 14.20
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Service
Net assets .........................................................................................
$ — $ 1,559,985
Shares outstanding ..................................................................................
— 111,156
Net asset value .....................................................................................
$ — $ 14.03
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.001
Investor A
Net assets .........................................................................................
$ 292,861 $ 185,827,266
Shares outstanding ..................................................................................
26,221 13,270,688
Net asset value .....................................................................................
$ 11.17 $ 14.00
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ — $ 8,767,891
Shares outstanding ..................................................................................
— 651,206
Net asset value .....................................................................................
$ — $ 13.46
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.001
Class K
Net assets .........................................................................................
$ 15,140,161 $ 296,527,558
Shares outstanding ..................................................................................
1,355,413 20,887,072
Net asset value .....................................................................................
$ 11.17 $ 14.20
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations
Year Ended April 30, 2024

Financial Statements
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
(a)
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 302,429 $ 308,358 $ 160,327
Dividends — affiliated ................................................................... 50,828 14,120 15,837
Interest — unaffiliated ................................................................... 423 230 —
Securities lending income — affiliated — net ................................................... — 192 8
Foreign taxes withheld .................................................................. (35,367) (31,527) (10,825)
Total investment income ...................................................................
318,313 291,373 165,347
EXPENSES
Offering ............................................................................ 185,559 — —
Professional ......................................................................... 100,944 130,766 105,403
Investment advisory .................................................................... 83,520 81,973 59,909
Custodian ........................................................................... 36,031 58,837 72,059
Printing and postage ................................................................... 34,581 28,069 12,873
Accounting services .................................................................... 25,916 48,688 13,908
Registration ......................................................................... 18,255 46,778 1,181
Trustees and Officer .................................................................... 6,047 5,887 5,167
Administration ....................................................................... 4,382 4,355 3,858
Administration — class specific ............................................................ 2,063 2,049 1,816
Transfer agent — class specific ............................................................ 1,102 511 928
Service and distribution — class specific ...................................................... 306 493 328
Organization and offering ................................................................ — — 198,203
Miscellaneous ........................................................................ 11,593 12,483 12,780
Total expenses excluding interest expense .......................................................
510,299 420,889 488,413
Interest expense ...................................................................... 4,508 — —
Total e xpenses .........................................................................
514,807 420,889 488,413
Less: – – –
Administration fees waived ............................................................... (3,528) (4,355) (3,858)
Administration fees waived by the Manager — class specific ......................................... (1,140) (2,046) (1,816)
Fees waived and/or reimbursed by the Manager ................................................. (419,627) (330,428) (421,572)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (958) (354) (818)
Total ex penses after fees waived and/or reimbursed ................................................
89,554 83,706 60,349
Net investment income ....................................................................
228,759 207,667 104,998
REALIZED AND UNREALIZED GAIN (LOSS) $ (616,945) $ 485,503 $ 1,394,356
Net realized gain (loss) from:
Investments — unaffiliated
(b)
............................................................ $ 476,637 $ (291,639) $ 258,294
Investments — affiliated ............................................................... — 1 (715)
Foreign currency transactions ........................................................... 14,050 (4,891) 8,124
Futures contracts .................................................................... 24,383 17,974 30,169
Swaps   .......................................................................... (7,240) — —
507,830 (278,555) 295,872
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
............................................................ (1,226,407) 775,554 1,102,617
Investments — affiliated ............................................................... — (2) —
Foreign currency translations ............................................................ (1,013) (740) (665)
Futures contracts .................................................................... 2,631 (10,754) (3,468)
Swaps   .......................................................................... 100,014 — —
(1,124,775) 764,058 1,098,484
Net realized and unrealized gain (loss) .........................................................
(616,945) 485,503 1,394,356
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ (388,186) $ 693,170 $ 1,499,354
(a)
Period from 06/21/23 (commencement of operations) to 04/30/24.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ — $ (13,454) $ —
(c)
  Net of increase in deferred foreign capital gain tax of .............................................. $ (49,850) $ (28,675) $ —

Statements of Operations
(continued)
Year Ended April 30, 2024
2024
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 446,219 $ 20,198,569
Dividends — affiliated .................................................................................. 16,037 3,704,257
Interest — unaffiliated .................................................................................. 223 20,171,061
Securities lending income — affiliated — net .................................................................. 25 173,265
Foreign taxes withheld ................................................................................. (47,154) (745,159)
Total investment income ..................................................................................
415,350 43,501,993
EXPENSES
Professional ........................................................................................ 115,197 137,282
Custodian .......................................................................................... 90,750 28,116
Investment advisory ................................................................................... 63,780 8,220,953
Accounting services ................................................................................... 48,866 245,040
Registration ........................................................................................ 46,884 169,220
Printing and postage .................................................................................. 27,448 58,657
Administration ...................................................................................... 6,024 616,572
Trustees and Officer ................................................................................... 5,914 16,332
Administration — class specific ........................................................................... 2,835 308,838
Transfer agent — class specific ........................................................................... 749 1,896,660
Service and distribution — class specific ..................................................................... 670 562,964
Miscellaneous ....................................................................................... 14,985 177,564
Total expenses excluding interest expense ......................................................................
424,102 12,438,198
Interest expense ..................................................................................... 102 288,615
Total e xpenses ........................................................................................
424,204 12,726,813
Less: – –
Administration fees waived .............................................................................. (6,024) —
Administration fees waived by the Manager — class specific ........................................................ (2,833) —
Fees waived and/or reimbursed by the Manager ................................................................ (349,985) (53,174)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (519) —
Total ex penses after fees waived and/or reimbursed ...............................................................
64,843 12,673,639
Net investment income ...................................................................................
350,507 30,828,354
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,106,164 $ 116,954,765
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ 385,964 $ 88,576,601
Investments — affiliated .............................................................................. — 699
Forward foreign currency exchange contracts ................................................................ — (4,220,728)
Foreign currency transactions .......................................................................... (3,064) 718,624
Futures contracts ................................................................................... 2,349 (26,233,782)
Swaps   ......................................................................................... — (95,520,002)
385,249 (36,678,588)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 732,795 86,274,158
Investments — affiliated .............................................................................. — (29)
Forward foreign currency exchange contracts ................................................................ — (8,310,879)
Foreign currency translations ........................................................................... (1,185) (2,123,136)
Futures contracts ................................................................................... (10,695) 80,258,082
Swaps   ......................................................................................... — (2,464,843)
720,915 153,633,353
Net realized and unrealized gain ............................................................................
1,106,164 116,954,765
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 1,456,671 $ 147,783,119

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging
Markets Equity Fund
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 228,759 $ 14,622 $ 207,667 $ 231,820
Net realized gain (loss) ............................................ 507,830 15,564 (278,555) (882,423)
Net change in unrealized appreciation (depreciation) ........................ (1,124,775) 142,660 764,058 66,625
Net increase (decrease) in net assets resulting from operations ...................
(388,186) 172,846 693,170 (583,978)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional ................................................... (5,923) — (2,357) (2,862)
Investor A .................................................... (6,409) — (4,199) (4,449)
Class K ...................................................... (286,289) — (236,342) (249,172)
Decrease in net assets resulting from distributions to shareholders .................
(298,621) — (242,898) (256,483)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
50,306,345 5,000,000 36,048 1,057,969
NET ASSETS
Total increase in net assets ........................................... 49,619,538 5,172,846 486,320 217,508
Beginning of year ..................................................
5,172,846 — 10,157,853 9,940,345
End of year ......................................................
$ 54,792,384 $ 5,172,846 $ 10,644,173 $ 10,157,853
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Sustainable
Advantage Global
Equity Fund
BlackRock Sustainable Advantage International
Equity Fund
Period from
06/21/23
(a)
to 04/30/24
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 104,998 $ 350,507 $ 293,215
Net realized gain (loss) ............................................................. 295,872 385,249 (707,937)
Net change in unrealized appreciation (depreciation) ......................................... 1,098,484 720,915 1,713,325
Net increase in net assets resulting from operations ............................................
1,499,354 1,456,671 1,298,603
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional .................................................................... (846) (5,194) (5,559)
Investor A ..................................................................... (1,121) (6,540) (5,756)
Class K ....................................................................... (85,470) (369,026) (355,976)
Decrease in net assets resulting from distributions to shareholders ..................................
(87,437) (380,760) (367,291)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..................................
10,092,663 1,638,703 841,752
NET ASSETS
Total increase in net assets ............................................................ 11,504,580 2,714,614 1,773,064
Beginning of year ...................................................................
— 12,921,957 11,148,893
End of year .......................................................................
$ 11,504,580 $ 15,636,571 $ 12,921,957
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Tactical Opportunities Fund
Year Ended
04/30/24
Year Ended
04/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 30,828,354 $ 15,725,423
Net realized gain (loss) .............................................................................. (36,678,588) 143,742,453
Net change in unrealized appreciation (depreciation) .......................................................... 153,633,353 (72,143,886)
Net increase in net assets resulting from operations .............................................................
147,783,119 87,323,990
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (107,642,980) (26,945,935)
Service ........................................................................................ (129,951) (37,621)
Investor A ...................................................................................... (20,015,105) (6,306,615)
Investor C ...................................................................................... (911,671) (275,919)
Class K ........................................................................................ (34,040,380) (11,681,883)
Decrease in net assets resulting from distributions to shareholders ...................................................
(162,740,087) (45,247,973)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
270,844,209 (192,726,824)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 255,887,241 (150,650,807)
Beginning of year ....................................................................................
1,495,343,278 1,645,994,085
End of year ........................................................................................
$ 1,751,230,519 $ 1,495,343,278
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

BlackRock Emerging Markets ex-China
Fund
Institutional
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .......................................................................
$ 10.35  $ 10.00
Net investment income
(b)
...............................................................................
0 .24  0 .03
Net realized and unrealized gain ..........................................................................
1 .50
(c)
0 .32
Net increase from investment operations ...................................................................... 1.74  0.35
Distributions
(d)
– –
From net investment income ............................................................................
( 0 .23 ) —
From net realized gain .................................................................................
( 0 .36 ) —
Total distributions ...................................................................................... (0.59) —
Net asset value, end of period ............................................................................ $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value ................................................................................ 17.18% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................................................
2.61% 5.43%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.92% 0.86%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ........................................
0.83% 0.86%
(h)
Net investment income .................................................................................
2.08% 3.22%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 48,839  $ 103
Portfolio turnover rate ................................................................................... 37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.49% and 0.86%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China
Fund
Investor A
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .......................................................................
$ 10.34  $ 10.00
Net investment income
(b)
...............................................................................
0 .23  0 .03
Net realized and unrealized gain ..........................................................................
1 .49
(c)
0 .31
Net increase from investment operations ...................................................................... 1.72  0.34
Distributions
(d)
– –
From net investment income ............................................................................
( 0 .21 ) —
From net realized gain .................................................................................
( 0 .36 ) —
Total distributions ...................................................................................... (0.57) —
Net asset value, end of period ............................................................................ $ 11.49  $ 10.34
Total Return
(e)
Based on net asset value ................................................................................ 16.99% 3.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................................................
7.51% 5.68%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................................................
1.12% 1.11%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ........................................
1.11% 1.11%
(h)
Net investment income .................................................................................
2.03% 2.97%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 130  $ 103
Portfolio turnover rate ................................................................................... 37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.74% and 1.11%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

BlackRock Emerging Markets ex-China
Fund
Class K
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period .......................................................................
$ 10.35  $ 10.00
Net investment income
(b)
...............................................................................
0 .26  0 .03
Net realized and unrealized gain ..........................................................................
1 .49
(c)
0 .32
Net increase from investment operations ...................................................................... 1.75  0.35
Distributions
(d)
– –
From net investment income ............................................................................
( 0 .24 ) —
From net realized gain .................................................................................
( 0 .36 ) —
Total distributions ...................................................................................... (0.60) —
Net asset value, end of period ............................................................................ $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value ................................................................................ 17.22% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .......................................................................................
6.99% 5.08%
(h) (i)
Total expenses after fees waived and/or reimbursed ..............................................................
0.82% 0.81%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense ........................................
0.81% 0.81%
(h)
Net investment income .................................................................................
2.34% 3.27%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................ $ 5,823  $ 4,966
Portfolio turnover rate ................................................................................... 37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.14% and 0.81%, respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Institutional
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................
$ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
................................................
0 .17  0 .20  0 .16  0 .04
Net realized and unrealized gain (loss) .......................................
0 .39  ( 0 .78 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations ............................... 0.56  (0.58) (2.21) 2.35
Distributions
(c)
– – – –
From net investment income .............................................
( 0 .19 ) ( 0 .21 ) ( 0 .14 ) ( 0 .05 )
From net realized gain ..................................................
—  —  ( 1 .05 ) —
Total distributions ...................................................... (0.19) (0.21) (1.19) (0.05)
Net asset value, end of period ............................................. $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
— — — —
Based on net asset value ................................................. 7.06% (6.47)% (19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
4.20% 5.40% 4.37% 3.70%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.86% 0.86% 0.86% 0.86%
(g)
Net investment income ..................................................
2.09% 2.44% 1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 222  $ 102  $ 119  $ 125
Portfolio turnover rate .................................................... 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investor A
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................
$ 8.11  $ 8.89  $ 12.29  $ 10.00
Net investment income
(b)
................................................
0 .14  0 .17  0 .13  0 .02
Net realized and unrealized gain (loss) .......................................
0 .40  ( 0 .77 ) ( 2 .36 ) 2 .31
Net increase (decrease) from investment operations ............................... 0.54  (0.60) (2.23) 2.33
Distributions
(c)
– – – –
From net investment income .............................................
( 0 .17 ) ( 0 .18 ) ( 0 .12 ) ( 0 .04 )
From net realized gain ..................................................
—  —  ( 1 .05 ) —
Total distributions ...................................................... (0.17) (0.18) (1.17) (0.04)
Net asset value, end of period ............................................. $ 8.48  $ 8.11  $ 8.89  $ 12.29
Total Return
(d)
— — — —
Based on net asset value ................................................. 6.78% (6.72)% (20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
4.48% 5.57% 4.71% 3.92%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
1.11% 1.11% 1.11% 1.11%
(g)
Net investment income ..................................................
1.76% 2.07% 1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 187  $ 208  $ 149  $ 138
Portfolio turnover rate .................................................... 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class K
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ........................................
$ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
................................................
0 .17  0 .20  0 .17  0 .04
Net realized and unrealized gain (loss) .......................................
0 .40  ( 0 .77 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations ............................... 0.57  (0.57) (2.20) 2.35
Distributions
(c)
– – – –
From net investment income .............................................
( 0 .20 ) ( 0 .22 ) ( 0 .15 ) ( 0 .05 )
From net realized gain ..................................................
—  —  ( 1 .05 ) —
Total distributions ...................................................... (0.20) (0.22) (1.20) (0.05)
Net asset value, end of period ............................................. $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
— — — —
Based on net asset value ................................................. 7.11% (6.41)% (19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
4.10% 5.18% 4.24% 3.39%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.81% 0.81% 0.81% 0.81%
(g)
Net investment income ..................................................
2.03% 2.42% 1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 10,236  $ 9,847  $ 9,672  $ 12,056
Portfolio turnover rate .................................................... 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout the period)
2024
BlackRock Annual Report to Shareholders

BlackRock
Sustainable
Advantage Global
Equity Fund
Institutional
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period .....................................................................................
$ 10.00
Net investment income
(b)
.............................................................................................
0 .10
Net realized and unrealized gain ........................................................................................
1 .38
Net increase from investment operations .................................................................................... 1.48
Distributions from net investment income
(c)
................................................................................ (0.08)
Net asset value, end of period .......................................................................................... $ 11.40
Total Return
(d)
Based on net asset value .............................................................................................. 14.92%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .....................................................................................................
5.32%
(g) (h) (i)
Total expenses after fees waived and/or reimbursed ............................................................................
0.71%
(g) (h) (i)
Net investment income ...............................................................................................
1.11%
(g)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 116
Portfolio turnover rate ................................................................................................. 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.52% and
0.71%, respectively.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.71% and 0.71%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)

Financial Highlights
BlackRock
Sustainable
Advantage Global
Equity Fund
Investor A
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period .....................................................................................
$ 10.00
Net investment income
(b)
.............................................................................................
0 .08
Net realized and unrealized gain ........................................................................................
1 .38
Net increase from investment operations .................................................................................... 1.46
Distributions from net investment income
(c)
................................................................................ (0.07)
Net asset value, end of period .......................................................................................... $ 11.39
Total Return
(d)
Based on net asset value .............................................................................................. 14.71%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .....................................................................................................
5.59%
(g) (h) (i)
Total expenses after fees waived and/or reimbursed ............................................................................
0.96%
(g) (h) (i)
Net investment income ...............................................................................................
0.86%
(g)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 213
Portfolio turnover rate ................................................................................................. 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.87% and
0.96%, respectively.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.96% and 0.96%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2024
BlackRock Annual Report to Shareholders

BlackRock
Sustainable
Advantage Global
Equity Fund
Class K
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period .....................................................................................
$ 10.00
Net investment income
(b)
.............................................................................................
0 .10
Net realized and unrealized gain ........................................................................................
1 .39
Net increase from investment operations .................................................................................... 1.49
Distributions from net investment income
(c)
................................................................................ (0.09)
Net asset value, end of period .......................................................................................... $ 11.40
Total Return
(d)
Based on net asset value .............................................................................................. 14.95%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .....................................................................................................
4.98%
(g) (h) (i)
Total expenses after fees waived and/or reimbursed ............................................................................
0.66%
(g) (h) (i)
Net investment income ...............................................................................................
1.16%
(g)
Supplemental Data
Net assets, end of period (000) .......................................................................................... $ 11,175
Portfolio turnover rate ................................................................................................. 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.18% and
0.66%, respectively.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.37% and 0.66%, respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity Fund
Institutional
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................
$ 10.39  $ 9.64  $ 12.08  $ 10.00
Net investment income
(b)
.................................................
0 .26  0 .24  0 .23  0 .13
Net realized and unrealized gain (loss) ........................................
0 .80  0 .82  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................................ 1.06  1.06  (0.93) 2.14
Distributions
(c)
– – – –
From net investment income ..............................................
( 0 .28 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain ...................................................
—  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ........................................................ (0.28) (0.31) (1.51) (0.06)
Net asset value, end of period .............................................. $ 11.17  $ 10.39  $ 9.64  $ 12.08
Total Return
(e)
Based on net asset value .................................................. 10.40% 11.43% (9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.07% 4.29% 3.72% 3.40%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
0.50% 0.50% 0.50% 0.50%
(h)
Net investment income ...................................................
2.44% 2.60% 2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 204  $ 192  $ 174  $ 156
Portfolio turnover rate ..................................................... 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

BlackRock Sustainable Advantage International Equity Fund
Investor A
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................
$ 10.39  $ 9.63  $ 12.07  $ 10.00
Net investment income
(b)
.................................................
0 .23  0 .22  0 .21  0 .11
Net realized and unrealized gain (loss) ........................................
0 .81  0 .81  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................................ 1.04  1.03  (0.95) 2.12
Distributions
(c)
– – – –
From net investment income ..............................................
( 0 .26 ) ( 0 .27 ) ( 0 .25 ) ( 0 .05 )
From net realized gain ...................................................
—  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ........................................................ (0.26) (0.27) (1.49) (0.05)
Net asset value, end of period .............................................. $ 11.17  $ 10.39  $ 9.63  $ 12.07
Total Return
(e)
Based on net asset value .................................................. 10.14% 11.12% (9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
3.41% 4.56% 4.02% 3.76%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
0.75% 0.75% 0.74% 0.75%
(h)
Net investment income ...................................................
2.18% 2.36% 1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 293  $ 265  $ 204  $ 140
Portfolio turnover rate ..................................................... 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity Fund
Class K
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................................
$ 10.39  $ 9.65  $ 12.08  $ 10.00
Net investment income
(b)
.................................................
0 .26  0 .25  0 .24  0 .13
Net realized and unrealized gain (loss) ........................................
0 .81  0 .80  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................................ 1.07  1.05  (0.92) 2.14
Distributions
(c)
– – – –
From net investment income ..............................................
( 0 .29 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain ...................................................
—  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ........................................................ (0.29) (0.31) (1.51) (0.06)
Net asset value, end of period .............................................. $ 11.17  $ 10.39  $ 9.65  $ 12.08
Total Return
(e)
Based on net asset value .................................................. 10.46% 11.42% (9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expen ses .........................................................
2.98% 4.05% 3.64% 3.15%
(h) (i)
Total expenses after fees waived and/or reimbursed ................................
0.45% 0.45% 0.45% 0.45%
(h)
Net investment income ...................................................
2.48% 2.65% 2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) .............................................. $ 15,140  $ 12,466  $ 10,770  $ 11,842
Portfolio turnover rate ..................................................... 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
BlackRock Tactical Opportunities Fund
Institutional
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 14.41  $ 14.05  $ 14.05  $ 13.59  $ 13.67  $ 15.44
Net investment income
(a)
...................
0 .29  0 .15  0 .05  0 .05  0 .06  0 .19
Net realized and unrealized gain (loss) ..........
1 .07  0 .72  ( 0 .05 ) 0 .79  0 .32  ( 0 .57 )
Net increase (decrease) from investment operations .. 1.36  0.87  0.00  0.84  0.38  (0.38)
Distributions
(b)
– – – – – –
From net investment income ................
( 1 .57 ) —  —  ( 0 .38 ) ( 0 .46 ) ( 0 .55 )
From net realized gain .....................
—  ( 0 .51 ) —  —  —  ( 0 .84 )
Return of capital ......................... —  —  —  ( 0 .00 )
(c)
—  —
Total distributions .......................... (1.57) (0.51) —  (0.38) (0.46) (1.39)
Net asset value, end of period ................ $ 14.20  $ 14.41  $ 14.05  $ 14.05  $ 13.59  $ 13.67
Total Return
(d)
Based on net asset value .................... 10.19% 6.22% 0.00%
(e)
6.18% 2.79%
(f)
(2.43)%
Ratios to Average Net Assets
(g)
Total expen ses
(h)
..........................
0.81% 0.84% 0.79% 0.81% 0.86%
(i)
0.80%
Total expenses after fees waived and/or reimbursed ..
0.81% 0.83% 0.79% 0.80% 0.85%
(i)
0.79%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
0.79% 0.83% 0.79% 0.80% 0.85%
(i)
0.79%
Net investment income .....................
2.02% 1.08% 0.33% 0.38% 0.77%
(i)
1.36%
Supplemental Data
Net assets, end of period (000) ................ $ 1,258,548  $ 954,744  $ 672,822  $ 464,694  $ 289,127  $ 290,851
Portfolio turnover rate ....................... 146% 172% 110% 136% 167% 288%
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Expense ratios ................................................ N/A   N/A   N/A   N/A   N/A   0.79%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Annualized.
(j)
Amount is less than 0.005%.
BlackRock Tactical Opportunities Fund
Service
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 14.27  $ 13.94  $ 13.97  $ 13.54  $ 13.56  $ 15.33
Net investment income
(a)
...................
0 .24  0 .12  0 .00
(b)
0 .01  0 .04  0 .16
Net realized and unrealized gain (loss) ..........
1 .06  0 .70  ( 0 .03 ) 0 .78  0 .31  ( 0 .58 )
Net increase (decrease) from investment operations .. 1.30  0.82  (0.03) 0.79  0.35  (0.42)
Distributions
(c)
– – – – – –
From net investment income ................
( 1 .54 ) —  —  ( 0 .36 ) ( 0 .37 ) ( 0 .51 )
From net realized gain .....................
—  ( 0 .49 ) —  —  —  ( 0 .84 )
Return of capital ......................... —  —  —  ( 0 .00 )
(d)
—  —
Total distributions .......................... (1.54) (0.49) —  (0.36) (0.37) (1.35)
Net asset value, end of period ................ $ 14.03  $ 14.27  $ 13.94  $ 13.97  $ 13.54  $ 13.56
Total Return
(e)
Based on net asset value .................... 9.80% 5.93% (0.21)% 5.86% 2.63%
(f)
(2.74)%
Ratios to Average Net Assets
(g)
Total expen ses
(h)
..........................
1.08% 1.11% 1.06% 1.07% 1.16%
(i)
1.06%
Total expenses after fees waived and/or reimbursed ..
1.07% 1.10% 1.06% 1.06% 1.14%
(i)
1.06%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
1.05% 1.10% 1.06% 1.06% 1.14%
(i)
1.06%
Net investment income .....................
1.73% 0.82% 0.00%
(j)
0.08% 0.53%
(i)
1.14%
Supplemental Data
Net assets, end of period (000) ................ $ 1,560  $ 1,053  $ 953  $ 1,972  $ 836  $ 767
Portfolio turnover rate ....................... 146% 172% 110% 136% 167% 288%
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Expense ratios ................................................ N/A   N/A   N/A   N/A   N/A   1.04%
Se e notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Investor A
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 14.23  $ 13.90  $ 13.93  $ 13.49  $ 13.54  $ 15.31
Net investment income
(a)
....................
0 .24  0 .10  0 .00
(b)
0 .01  0 .04  0 .14
Net realized and unrealized gain (loss) ...........
1 .06  0 .71  ( 0 .03 ) 0 .77  0 .32  ( 0 .56 )
Net increase (decrease) from investment operations ... 1.30  0.81  (0.03) 0.78  0.36  (0.42)
Distributions
(c)
– – – – – –
From net investment income .................
( 1 .53 ) —  —  ( 0 .34 ) ( 0 .41 ) ( 0 .51 )
From net realized gain ......................
—  ( 0 .48 ) —  —  —  ( 0 .84 )
Return of capital .......................... —  —  —  ( 0 .00 )
(d)
—  —
Total distributions ........................... (1.53) (0.48) —  (0.34) (0.41) (1.35)
Net asset value, end of period ................. $ 14.00  $ 14.23  $ 13.90  $ 13.93  $ 13.49  $ 13.54
Total Return
(e)
Based on net asset value ..................... 9.84% 5.86% (0.22)% 5.77% 2.70%
(f)
(2.77)%
Ratios to Average Net Assets
(g)
Total expen ses ............................
1.08% 1.13% 1.08% 1.09% 1.15%
(h)
1.10%
(i)
Total expenses after fees waived and/or reimbursed ...
1.08% 1.13% 1.08% 1.09% 1.14%
(h)
1.09%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
1.06% 1.13% 1.08% 1.09% 1.14%
(h)
1.09%
Net investment income ......................
1.71% 0.75% 0.03% 0.09% 0.48%
(h)
1.01%
Supplemental Data
Net assets, end of period (000) ................. $ 185,827  $ 192,584  $ 187,461  $ 202,884  $ 208,746  $ 218,634
Portfolio turnover rate ........................ 146% 172% 110% 136% 167% 288%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor C
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 13.74  $ 13.47  $ 13.60  $ 13.13  $ 13.14  $ 14.81
Net investment income (loss)
(a)
...............
0 .14  0 .01  ( 0 .10 ) ( 0 .09 ) ( 0 .02 ) 0 .04
Net realized and unrealized gain (loss) ..........
1 .01  0 .68  ( 0 .03 ) 0 .75  0 .31  ( 0 .54 )
Net increase (decrease) from investment operations .. 1.15  0.69  (0.13) 0.66  0.29  (0.50)
Distributions
(b)
– – – – – –
From net investment income ................
( 1 .43 ) —  —  ( 0 .19 ) ( 0 .30 ) ( 0 .33 )
From net realized gain .....................
—  ( 0 .42 ) —  —  —  ( 0 .84 )
Return of capital ......................... —  —  —  ( 0 .00 )
(c)
—  —
Total distributions .......................... (1.43) (0.42) —  (0.19) (0.30) (1.17)
Net asset value, end of period ................ $ 13.46  $ 13.74  $ 13.47  $ 13.60  $ 13.13  $ 13.14
Total Return
(d)
Based on net asset value .................... 9.00% 5.19% (0.96)% 5.02% 2.21%
(e)
(3.45)%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.79% 1.83% 1.83% 1.84% 1.86%
(g)
1.82%
(h)
Total expenses after fees waived and/or reimbursed ..
1.79% 1.83% 1.83% 1.84% 1.85%
(g)
1.81%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .................
1.77% 1.83% 1.83% 1.84% 1.85%
(g)
1.81%
Net investment income (loss) .................
1.00% 0.07% (0.72)% (0.65)% (0.24)%
(g)
0.26%
Supplemental Data
Net assets, end of period (000) ................ $ 8,768  $ 9,665  $ 7,478  $ 8,665  $ 13,187  $ 17,171
Portfolio turnover rate ....................... 146% 172% 110% 136% 167% 288%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Report to Shareholders

BlackRock Tactical Opportunities Fund
Class K
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Period from
10/01/19 to
04/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 14.41  $ 14.04  $ 14.02  $ 13.57  $ 13.65  $ 15.43
Net investment income
(a)
....................
0 .30  0 .15  0 .06  0 .07  0 .07  0 .21
Net realized and unrealized gain (loss) ...........
1 .08  0 .74  ( 0 .04 ) 0 .78  0 .32  ( 0 .57 )
Net increase (decrease) from investment operations ... 1.38  0.89  0.02  0.85  0.39  (0.36)
Distributions
(b)
– – – – – –
From net investment income .................
( 1 .59 ) —  —  ( 0 .40 ) ( 0 .47 ) ( 0 .58 )
From net realized gain ......................
—  ( 0 .52 ) —  —  —  ( 0 .84 )
Return of capital .......................... —  —  —  ( 0 .00 )
(c)
—  —
Total distributions ........................... (1.59) (0.52) —  (0.40) (0.47) (1.42)
Net asset value, end of period ................. $ 14.20  $ 14.41  $ 14.04  $ 14.02  $ 13.57  $ 13.65
Total Return
(d)
Based on net asset value ..................... 10.33% 6.36% 0.14% 6.25% 2.93%
(e)
(2.34)%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.68% 0.69% 0.66% 0.67% 0.72%
(g)
0.67%
(h)
Total expenses after fees waived and/or reimbursed ...
0.67% 0.68% 0.66% 0.66% 0.72%
(g)
0.67%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ..................
0.66% 0.68% 0.66% 0.66% 0.72%
(g)
0.67%
Net investment income ......................
2.11% 1.05% 0.44% 0.49% 0.91%
(g)
1.51%
Supplemental Data
Net assets, end of period (000) ................. $ 296,528  $ 337,297  $ 777,280  $ 779,750  $ 363,505  $ 366,664
Portfolio turnover rate ........................ 146% 172% 110% 136% 167% 288%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. The following , each of which is a series of the Trust,  are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets ex-China Fund ...................................... Emerging Markets ex-China Non-Diversified
BlackRock Sustainable Advantage Emerging Markets Equity Fund ........................ Sustainable Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Advantage Global Equity Fund ................................ Sustainable Advantage Global Equity Diversified
BlackRock Sustainable Advantage International Equity Fund ............................ Sustainable Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft :  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Sustainable Advantage Global Equity was expensed by the Fund and reimbursed by the Manager. The Manager reimbursed the Fund following amounts, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fund Name Amounts Reimbursed
Sustainable Advantage Global Equity ..................................................................................... $ 25,000

Notes to Financial Statements
(continued)

Notes to Financial Statements
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Sustainable Advantage Emerging Markets Equity
Credit Suisse Securities (USA) LLC ................
$ 23,652
$ (23,652)
$ —
$ —
Sustainable Advantage Global Equity
BofA Securities, Inc. ...........................
$ 3,809
$ (3,809)
$ —
$ —
Tactical Opportunities
Barclays Capital, Inc. ..........................
4,883
(4,883)
—
—
BofA Securities, Inc. ...........................
617,698
(617,698)
—
—
Citigroup Global Markets, Inc. ....................
9,509
(9,509)
—
—
Credit Suisse Securities (USA) LLC ................
6,080
(6,080)
—
—
J.P. Morgan Securities LLC ......................
24,327
(24,327)
—
—
Morgan Stanley ..............................
264,386
(264,386)
—
—
SG Americas Securities LLC .....................
407
(407)
—
—
$ 927,290
$ (927,290)
$ —
$ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation

Notes to Financial Statements
(continued)

Notes to Financial Statements
to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets ex-China and Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International
Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager, as applicable. The Manager pays BIL and BAMNA for services they provide for that portion of Emerging Markets ex-China for which BIL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Emerging Markets ex-China to the Manager. The Manager
pays BSL and BAMNA for services they provide for that portion of Tactical Opportunities for which BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Investment Advisory Fees
Average Daily Net Assets
Emerging Markets
ex- China
Sustainable
Advantage
Emerging Markets
Equity
Sustainable
Advantage Global
Equity
Sustainable
Advantage
International
Equity
First $1 billion .............................................................. 0.810% 0.800% 0.660% 0.450%
$1 billion - $3 billion .......................................................... 0.760 0.750 0.620 0.420
$3 billion - $5 billion .......................................................... 0.730 0.720 0.590 0.410
$5 billion - $10 billion ......................................................... 0.700 0.700 0.570 0.390
Greater than $10 billion ........................................................ 0.690 0.680 0.560 0.380
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
Greater than $3 billion ................................................................................................... 0.450

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the period ended April 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the period ended April 30, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the period ended April 30, 2024, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the period ended April 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75%
Fund Name Service Investor A Investor C Total
Emerging Markets ex-China .............................................................. $ — $ 306 $ — $ 306
Sustainable Advantage Emerging Markets Equity ................................................ — 493 — 493
Sustainable Advantage Global Equity ........................................................ — 328 — 328
Sustainable Advantage International Equity .................................................... — 670 — 670
Tactical Opportunities ................................................................... 3,314 471,602 88,048 562,964
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 944 $ — $ 25 $ — $ 1,094 $ 2,063
Sustainable Advantage Emerging Markets Equity ................................ 25 — 39 — 1,985 2,049
Sustainable Advantage Global Equity ........................................ 18 — 27 — 1,771 1,816
Sustainable Advantage International Equity .................................... 39 — 54 — 2,742 2,835
Tactical Opportunities ................................................... 206,231 265 37,728 1,761 62,853 308,838
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 212,483
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ................................ $ 27 $ — $ 20 $ — $ 41 $ 88
Sustainable Advantage International Equity .................................... 40 — 59 — 29 128
Tactical Opportunities ................................................... 3,758 95 65,055 1,744 504 71,156

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the period ended April 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the period ended April 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the period ended April 30, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended April 30, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the period ended April 30, 2024, the Manager waived $567 in investment advisory fees with respect to Sustainable Advantage Global Equity pursuant to this arrangement.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025 for Emerging Markets ex-China, Sustainable Advantage
Emerging Markets Equity, Sustainable Advantage Global Equity and Sustainable Advantage International Equity, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the period ended April 30, 2024, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 363 $ — $ 376 $ — $ 363 $ 1,102
Sustainable Advantage Emerging Markets Equity ................................ 124 — 281 — 106 511
Sustainable Advantage Global Equity ........................................ 305 — 313 — 310 928
Sustainable Advantage International Equity .................................... 168 — 465 — 116 749
Tactical Opportunities ................................................... 1,520,714 2,126 320,391 11,489 41,940 1,896,660
Fund Name Other Fees
Sustainable Advantage Global Equity ........................................................................................... $ 148
Tactical Opportunities ...................................................................................................... 4,335
Fund Name Investor A Investor C
Tactical Opportunities ........................................................................................... $ 241 $ 671
Fund Name Amounts Waived
Emerging Markets ex-China ............................................................................................. $ 506
Sustainable Advantage Emerging Markets Equity ............................................................................... 205
Sustainable Advantage Global Equity ....................................................................................... 157
Sustainable Advantage International Equity ................................................................................... 233
Tactical Opportunities .................................................................................................. 53,174
Fund Name Institutional Service Investor A Investor C Class K
Emerging Markets ex-China ................................................... 0.86% N/A 1.11% N/A 0.81%
Sustainable Advantage Emerging Markets Equity ..................................... 0.86 N/A 1.11 N/A 0.81
Sustainable Advantage Global Equity ............................................. 0.71 N/A 0.96 N/A 0.66
Sustainable Advantage International Equity ......................................... 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ................................................................................................... $ 419,121
Sustainable Advantage Emerging Markets Equity ..................................................................................... 330,223
Sustainable Advantage Global Equity ............................................................................................. 395,848
Sustainable Advantage International Equity ......................................................................................... 349,752

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the period ended April
30, 2024, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the period ended April 30, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 30, 2030, the repayment arrangement between Emerging Markets ex-China and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Emerging Markets ex-China's contractual caps on net expenses will be terminated.
Effective June 22, 2030, the repayment arrangement between Sustainable Advantage Global Equity and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Sustainable Advantage Global Equity's contractual caps on net expenses will be terminated.
Fund Name
Administration
Fees Waived
Emerging Markets ex-China ................................................................................................... $ 3,528
Sustainable Advantage Emerging Markets Equity ..................................................................................... 4,355
Sustainable Advantage Global Equity ............................................................................................. 3,858
Sustainable Advantage International Equity ......................................................................................... 6,024
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Emerging Markets ex-China
Institutional .................................................................................... $ 21 $ 280
Investor A ..................................................................................... 25 315
Class K ...................................................................................... 1,094 363
$ 1,140 $ 958
Sustainable Advantage Emerging Markets Equity
Institutional .................................................................................... 22 66
Investor A ..................................................................................... 39 182
Class K ...................................................................................... 1,985 106
$ 2,046 $ 354
Sustainable Advantage Global Equity
Institutional .................................................................................... 18 260
Investor A ..................................................................................... 27 248
Class K ...................................................................................... 1,771 310
$ 1,816 $ 818
Sustainable Advantage International Equity
Institutional .................................................................................... 37 72
Investor A ..................................................................................... 54 331
Class K ...................................................................................... 2,742 116
$ 2,833 $ 519

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of April 30, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Tactical Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity
and Sustainable Advantage International Equity retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity and Sustainable
Advantage International Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the period ended
April 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend and Emerging Markets ex-China is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended April 30, 2024, the Funds did not participate in the Interfund Lending Program.
Expiring April 30,
2025 2026
Emerging Markets ex-China
Fund Level ...................................................................................... $ 76,494 $ 422,649
Institutional ...................................................................................... 30 301
Investor A ....................................................................................... 29 3 40
Class K ......................................................................................... 118 1,457
Sustainable Advantage Global Equity
Fund Level ...................................................................................... — 399,70 6
Institutional ...................................................................................... — 278
Investor A ....................................................................................... — 27 5
Class K ......................................................................................... — 2,081
Fund Name Amounts
Sustainable Advantage Emerging Markets Equity ................................................................................... $ 33
Sustainable Advantage Global Equity ........................................................................................... 2
Sustainable Advantage International Equity ....................................................................................... 5
Tactical Opportunities ...................................................................................................... 40,594

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended April 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the period ended April 30, 2024, purchases and sales of investments, including paydowns, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ 50,751,649 $ 111,501,901 $ 13,469,809
Other Securities
Fund Name Purchases Sales
Emerging Markets ex-China .............................................................................. $ 53,498,212 $ 4,529,392
Sustainable Advantage Emerging Markets Equity ................................................................ 14,942,170 14,823,612
Sustainable Advantage Global Equity ........................................................................ 17,933,264 8,040,357
Sustainable Advantage International Equity .................................................................... 13,975,525 12,343,225
Tactical Opportunities ................................................................................... 1,572,403,213 1,620,239,686
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Emerging Markets ex-China ................................................................... $ (38,696) $ 38,696
Sustainable Advantage Global Equity ............................................................. (26,329) 26,329
Tactical Opportunities ........................................................................ (14,879,528) 14,879,528
—
Fund Name
Period Ended
04/30/24
Year Ended
04/30/23
Emerging Markets ex-China
Ordinary income ........................................................................................... $ 298,621 $ —
Sustainable Advantage Emerging Markets Equity
Ordinary income ........................................................................................... $ 242,898 $ 256,483
Sustainable Advantage Global Equity
Ordinary income ........................................................................................... $ 87,437 $ —
Sustainable Advantage International Equity
Ordinary income ........................................................................................... $ 380,760 $ 367,291
Tactical Opportunities
Ordinary income ........................................................................................... $ 162,740,087 $ 45,247,973

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of April 30, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended April 30, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended April 30, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Emerging Markets ex-China ................. $ 592,150 $ 28,072 $ — $ (1,094,606) $ — $ (474,384)
Sustainable Advantage Emerging Markets Equity ... 68,975 — (2,007,789) 220,500 — (1,718,314)
Sustainable Advantage Global Equity ........... 332,785 16,021 — 1,089,440 — 1,438,246
Sustainable Advantage International Equity ....... 211,327 — (730,406) 1,946,943 — 1,427,864
Tactical Opportunities ...................... — — (36,043,433) 189,195,987 (113,719,863) 39,432,691
Fund Name Amount Utilized
Sustainable Advantage International Equity ................................................................................... $ 319,132
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ex-China .......................................... $ 56,046,571 $ 1,310,255 $ (2,353,909) $ (1,043,654)
Sustainable Advantage Emerging Markets Equity ............................ 10,537,303 1,100,635 (850,816) 249,819
Sustainable Advantage Global Equity .................................... 10,395,118 1,397,466 (307,361) 1,090,105
Sustainable Advantage International Equity ................................ 13,737,289 2,436,439 (487,670) 1,948,769
Tactical Opportunities .............................................. 1,191,817,680 397,522,028 (121,723,518) 275,798,510

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets ex-China
Institutional
Shares sold ..........................................
4,237,618 $ 50,003,645 10,001 $ 100,010
Shares issued in reinvestment of distributions .....................
546 5,923 — —
Shares redeemed ......................................
(329) (3,609) (1) (10)
4,237,835 $ 50,005,959 10,000 $ 100,000
Investor A
Shares sold ..........................................
2,184 $ 24,298 10,001 $ 100,010
Shares issued in reinvestment of distributions .....................
591 6,409 — —
Shares redeemed ......................................
(1,476) (16,610) (1) (10)
1,299 $ 14,097 10,000 $ 100,000
Class K
Shares sold ..........................................
— $ — 480,001 $ 4,800,010
Shares issued in reinvestment of distributions .....................
26,410 286,289 — —
Shares redeemed ......................................
— — (1) (10)
26,410 $ 286,289 480,000 $ 4,800,000
4,265,544 $ 50,306,345 500,000 $ 5,000,000
d
Year Ended
04/30/24
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage Emerging Markets Equity
Institutional
Shares sold ..........................................
14,253 $ 117,635 803 $ 6,485
Shares issued in reinvestment of distributions .....................
28 229 65 523
Shares redeemed ......................................
(767) (6,034) (1,600) (12,520)
13,514 $ 111,830 (732) $ (5,512)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Report to Shareholders

d
Year Ended
04/30/24
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold ..........................................
1,129 $ 9,694 9,306 $ 77,173
Shares issued in reinvestment of distributions .....................
285 2,309 307 2,459
Shares redeemed ......................................
(5,024) (41,699) (727) (6,043)
(3,610) $ (29,696) 8,886 $ 73,589
Class K
Shares sold ..........................................
53,401 $ 437,194 143,621 $ 1,123,622
Shares issued in reinvestment of distributions .....................
2,876 23,335 1,776 14,227
Shares redeemed ......................................
(62,494) (506,615) (18,036) (147,957)
(6,217) $ (46,086) 127,361 $ 989,892
3,687 $ 36,048 135,515 $ 1,057,969
d
Period from
06/21/23
(a)
to 04/30/24
Fund Name/Share Class
Shares Amount
Sustainable Advantage Global Equity
Institutional
Shares sold ........................................................................... 10,162 $ 101,800
10,162 $ 101,800
Investor A
Shares sold ........................................................................... 19,807 $ 203,109
Shares issued in reinvestment of distributions ...................................................... 36 378
Shares redeemed .......................................................................
(1,099) (12,624)
18,744 $ 190,863
Class K
Shares sold ........................................................................... 980,000 $ 9,800,000
980,000 $ 9,800,000
1,008,906 $ 10,092,663
d
Year Ended
04/30/24
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage International Equity
Institutional
Shares sold ..........................................
578 $ 6,246 130 $ 1,200
Shares issued in reinvestment of distributions .....................
192 2,005 229 2,082
Shares redeemed ......................................
(996) (11,133) — —
(226) $ (2,882) 359 $ 3,282
Investor A
Shares sold ..........................................
1,977 $ 21,741 4,505 $ 43,740
Shares issued in reinvestment of distributions .....................
347 3,639 294 2,676
Shares redeemed ......................................
(1,586) (17,077) (490) (4,451)
738 $ 8,303 4,309 $ 41,965
Class K
Shares sold ..........................................
257,013 $ 2,712,340 153,885 $ 1,477,858
Shares issued in reinvestment of distributions .....................
4,855 50,788 688 6,428
Shares redeemed ......................................
(106,661) (1,129,846) (70,715) (687,781)
155,207 $ 1,633,282 83,858 $ 796,505
155,719 $ 1,638,703 88,526 $ 841,752
Year Ended
04/30/24
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Tactical Opportunities
Institutional
Shares sold ..........................................
51,047,388 $ 721,103,598 40,236,146 $ 568,757,943
Shares issued in reinvestment of distributions .....................
6,807,607 92,812,966 1,683,135 23,967,839
Shares redeemed ......................................
(35,440,679) (500,994,297) (23,557,103) (333,506,609)
22,414,316 $ 312,922,267 18,362,178 $ 259,219,173

Notes to Financial Statements
(continued)

Notes to Financial Statements
(a)
Commencement of operations.
As of April 30, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/24
Year Ended
04/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Service
Shares sold ..........................................
49,087 $ 690,610 49,972 $ 707,676
Shares issued in reinvestment of distributions .....................
9,658 129,951 2,666 37,621
Shares redeemed ......................................
(21,380) (299,252) (47,214) (656,407)
37,365 $ 521,309 5,424 $ 88,890
Investor A
Shares sold and automatic conversion of shares ....................
800,016 $ 11,194,310 1,462,693 $ 20,513,292
Shares issued in reinvestment of distributions .....................
1,443,647 19,461,095 435,362 6,129,901
Shares redeemed ......................................
(2,503,639) (35,049,284) (1,856,561) (25,990,685)
(259,976) $ (4,393,879) 41,494 $ 652,508
Investor C
Shares sold ..........................................
118,340 $ 1,597,374 239,082 $ 3,230,962
Shares issued in reinvestment of distributions .....................
69,329 902,134 20,187 274,938
Shares redeemed and automatic conversion of shares ...............
(240,031) (3,250,247) (110,841) (1,499,100)
(52,362) $ (750,739) 148,428 $ 2,006,800
Class K
Shares sold ..........................................
3,575,140 $ 50,290,070 7,189,864 $ 102,210,770
Shares issued in reinvestment of distributions .....................
1,161,761 15,842,177 420,847 5,988,651
Shares redeemed ......................................
(7,251,413) (103,586,996) (39,564,360) (562,893,616)
(2,514,512) $ (37,454,749) (31,953,649) $ (454,694,195)
19,624,831 $ 270,844,209 (13,396,125) $ (192,726,824)
Institutional Investor A Class K
Emerging Markets ex-China .......................................................................... 4,247,835 10,52 9 506,410
Sustainable Advantage Emerging Markets Equity ............................................................ 11,079 11,055 1,086,167
Sustainable Advantage Global Equity .................................................................... 10,000 10,000 980,000
Sustainable Advantage International Equity ................................................................ 11,387 11,365 1,116,348
Tactical Opportunities ............................................................................... — — 211,736

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock Emerging Markets ex-China Fund, BlackRock Sustainable Advantage Emerging Markets Equity Fund, BlackRock Sustainable Advantage
Global Equity Fund, BlackRock Sustainable Advantage International Equity Fund, BlackRock Tactical Opportunities Fund, and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets ex-China Fund, BlackRock Sustainable Advantage Emerging Markets
Equity Fund, BlackRock Sustainable Advantage Global Equity Fund, BlackRock Sustainable Advantage International Equity Fund, and BlackRock Tactical Opportunities
Fund of BlackRock Funds
SM
(the “Funds”), including the schedules of investments, as of April 30, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
June 24, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Operations Statements of Changes in Net
Assets
Financial Highlights
BlackRock Emerging Markets ex-China Fund For the year ended April 30,
2024
For the year ended April
30, 2024 and for the period
from March 29, 2023
(commencement of operations)
through April 30, 2023
For the year ended April
30, 2024 and for the period
from March 29, 2023
(commencement of operations)
through April 30, 2023
BlackRock Sustainable Advantage Global Equity
Fund
For the period from June 21,
2023 (commencement of
operations) through April 30,
2024
For the period from June 21,
2023 (commencement of
operations) through April 30,
2024
For the period from June 21,
2023 (commencement of
operations) through April 30,
2024
BlackRock Sustainable Advantage Emerging
Markets Equity Fund and BlackRock Sustainable
Advantage International Equity Fund
For the year ended April 30,
2024
For each of the two years in the
period ended April 30, 2024
For each of the three years in
the period ended April 30, 2024
and for the period from August
18, 2020 (commencement of
operations) through April 30,
2021
BlackRock Tactical Opportunities Fund For the year ended April 30,
2024
For each of the two years in the
period ended April 30, 2024
For each of the four years in the
period ended April 30, 2024, for
the period from October 1, 2019
through April 30, 2020, and for
the year ended September 30,
2019

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal period ended April 30, 2024:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal period ended April 30, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal period ended
April 30, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal period ended April 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended April 30, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended April 30, 2024:
Fund Name
Qualified Dividend
Income
Emerging Markets ex-China ........................................................................................... $ 237,721
Sustainable Advantage Emerging Markets Equity ............................................................................. 178,497
Sustainable Advantage Global Equity ..................................................................................... 148,550
Sustainable Advantage International Equity ................................................................................. 409,245
Tactical Opportunities ................................................................................................ 9,080,879
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
Emerging Markets ex-China ........................................................................ $ 267,764 $ 23,358
Sustainable Advantage Emerging Markets Equity .......................................................... 235,931 44,093
Sustainable Advantage International Equity .............................................................. 391,201 42,041
Fund Name Federal Obligation Interest
Emerging Markets ex-China ........................................................................................... $ 7,103
Sustainable Advantage Emerging Markets Equity ............................................................................. 1,694
Sustainable Advantage Global Equity ..................................................................................... 1,398
Sustainable Advantage International Equity ................................................................................. 2,205
Tactical Opportunities ................................................................................................ 11,492,315
Fund Name
Dividends-Received
Deduction
Emerging Markets ex-China ........................................................................................... 0.37%
Sustainable Advantage Emerging Markets Equity ............................................................................. 0.16
Sustainable Advantage Global Equity ..................................................................................... 16.72
Tactical Opportunities ................................................................................................ 1.66
Fund Name Interest Dividends
Emerging Markets ex-China ........................................................................................... $ 41,662
Sustainable Advantage Emerging Markets Equity ............................................................................. 10,979
Sustainable Advantage Global Equity ..................................................................................... 8,921
Sustainable Advantage International Equity ................................................................................. 14,156
Tactical Opportunities ................................................................................................ 20,280,407
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Emerging Markets ex-China ........................................................................ $ 45,299 $ 180,092
Sustainable Advantage Global Equity .................................................................. 8,921 —
Tactical Opportunities ............................................................................. 18,809,134 —

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the “Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Emerging Markets ex-China Fund, BlackRock Sustainable Advantage Emerging Markets Equity Fund,
BlackRock Sustainable Advantage Global Equity Fund, BlackRock Sustainable Advantage International Equity Fund and BlackRock Tactical Opportunities Fund (the
“Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”).
At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the
Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 164 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof from 2018 to 2022; Advisory Board Member, Bridges
Fund Management from 2016 to 2018; Practitioner Advisory
Board Member, Private Capital Research Institute ("PCRI") since
2017; Lecturer in the Practice of Management, Yale School of
Management since 2019; Advisor to Finance Committee, Altman
Foundation since 2020; Investment Committee Member, Tostan
since 2021.; Member of the President's Counsel, Commonfund
since 2023.
28 RICs consisting of 164 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Senior advisor, Insignia since 2024; Chief Investment Officer,
Williams College from 2006 to 2023; Chief Investment Officer,
Lucent Asset Management Corporation from 1998 to 2006;
Director, Boys and Girls Club of Boston since 2017; Director,
B1 Capital since 2018; Director, David and Lucile Packard
Foundation since 2020.
28 RICs consisting of 164 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 164 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Pioneer Public Interest Law Center since 2023; Director,
Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior
Lecturer, Harvard Business School from 2008 to 2021; FMR
LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President
- Strategic Corporate Initiatives and Executive Vice President and
General Counsel; Partner, Sullivan & Worcester LLP from 1985 to
1996 and Associate thereof from 1979 to 1985.
28 RICs consisting of 164 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) from 2010 to 2022. 28 RICs consisting of 164 Portfolios GrafTech International Ltd.
(materials manufacturing);
Sealed Air Corp.
(packaging); WABCO
(commercial vehicle
safety systems) from 2015
to 2020; Hertz Global
Holdings (car rental) from
2015 to 2021.
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 28 RICs consisting of 164 Portfolios None

Trustee and Officer Information
(continued)
2024
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Chair of the Board of Phoenix Art Museum since 2022 and
Trustee thereof since 2018; Chair of the Investment Committee of The Arizona Community Foundation since 2022 and Trustee
thereof since 2020; Director, Athena Capital Advisors LLC
(investment management firm) from 2013 to 2020; Trustee,
Vice Chair, Member of the Executive Committee and Chair of
the Investment Committee, Cornell University from 2004 to
2019; Member of Affordable Housing Supply Board of Jackson,
Wyoming from 2017 to 2022; Member, Investment Funds
Committee, State of Wyoming from 2017 to 2023; Trustee, Artstor
(a Mellon Foundation affiliate) from 2010 to 2015; Member of the
Investment Committee, Mellon Foundation from 2009 to 2015;
President, Trustee and Member of the Investment Committee,
The Aldrich Contemporary Art Museum from 2007 to 2014;
Trustee and Chair of the Investment Committee, Community
Foundation of Jackson Hole since 2014.
28 RICs consisting of 164 Portfolios None
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
2001, Emeritus since 2022; Principal, UP Strategic Wealth
Investment Advisors, LLC since 2013; Trustee, The Holy Family
Institute from 2001 to 2010; President and Trustee, Pittsburgh
Catholic Publishing Associates from 2003 to 2008; Director, Inter-
Tel from 2006 to 2007; Member, Advisory Board, ESG Competent
Boards since 2020.
28 RICs consisting of 164 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Advisory Board Member, Grossman School of Business at the
University of Vermont since 2023; Advisory Board Member,
Scientific Financial Systems since 2022; General Partner of
Neon Liberty Capital Management, LLC from 2003 to 2023 Chief
Operating Officer and Chief Financial Officer of Liberty Square
Asset Management, LP from 1998 to 2015; Director, Boston
Hedge Fund Group from 2009 to 2018; Director, Massachusetts
Council on Economic Education from 2013 to 2015; Director,
Woodstock Ski Runners from 2013 to 2022.
28 RICs consisting of 164 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016;
Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
96 RICs consisting of 266 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
98 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)
2024
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Roland Villacorta
1971
Vice President
(Since 2022)
Managing Director of BlackRock, Inc. since 2002; Head of Global Cash Management and Head of Securities Lending
within BlackRock's Global Markets Group since 2022; Member of BlackRock's Global Operating Committee since 2016 and Human Capital Committee since 2023.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman
1974
Chief Compliance Officer
(Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP
Morgan from 2013 to 2019.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018.
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer of the Trust.
Effective June 1, 2024, Lori Richards was appointed as a Trustee of the Trust.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock Asset Management North Asia Limited
(a)(b)
Hong Kong
BlackRock (Singapore) Limited
(a)
079912 Singapore
BlackRock International Limited
(b)
Edinburgh, EH3 8JB, United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.
(b)
For BlackRock Emerging Markets ex-China Fund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
CVR Contingent Value Rights
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NVDR Non-Voting Depository Receipts
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
ESGIMPTO-04/24-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$34,986	$31,824	$0	$0	$16,328	$16,300	$0	$0
BlackRock Sustainable Advantage Emerging Markets Equity Fund	$31,212	$31,212	$407	$4,044	$16,328	$18,700	$0	$218
BlackRock Sustainable Advantage Global Equity Fund	$28,091	$0	$0	$0	$16,300	$8,150	$0	$0
BlackRock Sustainable Advantage International Equity Fund	$31,212	$31,212	$407	$4,044	$16,328	$18,700	$0	$218
BlackRock Tactical Opportunities Portfolio	$57,222	$57,222	$407	$44	$28,960	$29,000	$0	$218

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees [3]	$2,149,000	$2,154,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$16,328	$16,300
BlackRock Sustainable Advantage Emerging Markets Equity Fund	$16,735	$22,962
BlackRock Sustainable Advantage Global Equity Fund	$16,300	$8,150
BlackRock Sustainable Advantage International Equity Fund	$16,735	$22,962
BlackRock Tactical Opportunities Portfolio	$29,367	$29,262

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable

               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached

<<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(5) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: June 24, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: June 24, 2024